File No. 33-83238
                                                               File No. 811-8724
================================================================================

                       SECURITIES AND EXCHANGE COMMISSION

                              Washington, DC 20549

                                    FORM N-4

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933    [ ]
                        Pre-Effective Amendment No.                     [ ]
                       Post-Effective Amendment No. 16                  [X]

        REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 [ ]
                                      Amendment No. 17                  [X]

                        (Check appropriate box or boxes)

                     T. ROWE PRICE VARIABLE ANNUITY ACCOUNT
                           (Exact Name of Registrant)

                     Security Benefit Life Insurance Company
                               (Name of Depositor)

              One Security Benefit Place, Topeka, Kansas 66636-0001 (Address of Depositor's Principal Executive Offices)

               Depositor's Telephone Number, Including Area Code:
                                 (785) 438-3000

                Amy J. Lee
                Associate General Counsel and Vice President
                Security Benefit Corporation
                One Security Benefit Place
                Topeka, KS 66636-0001
                (Name and address of Agent for Service)

It is proposed that this filing will become effective:
[ ] immediately upon filing pursuant to paragraph (b) of Rule 485
[X] on May 1, 2006, pursuant to paragraph (b) of Rule 485
[ ] 60 days after filing pursuant to paragraph (a)(1) of Rule 485
[ ] on May 1, 2006, pursuant to paragraph (a)(1) of Rule 485

If appropriate, check the following box:
[ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of securities being registered: Interests in a separate account under individual flexible premium deferred variable annuity contracts and individual single premium immediate variable annuity contracts (collectively, the "Contract").

VARIABLE ANNUITY PROSPECTUS
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T. Rowe Price No-Load Variable Annuity
      An Individual Flexible Premium
      Deferred Variable Annuity Contract
      May 1, 2006


      --------------------------------------------------------------------------
      Issued By:                                    Mailing Address:
      Security Benefit Life Insurance Company       T. Rowe Price Variable
      One Security Benefit Place                    Annuity Service Center
      Topeka, Kansas 66636-0001                     P.O. Box 750440
      1-800-888-2461                                Topeka, Kansas 66675-0440
                                                    1-800-469-6587


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VARIABLE ANNUITY PROSPECTUS                                                    2
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INTRODUCTION
--------------------------------------------------------------------------------

      o The Securities and Exchange Commission has not approved or disapproved these securities or determined if the Prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

      o This Prospectus is accompanied by a current prospectus for the T. Rowe Price Equity Series, Inc., the T. Rowe Price Fixed Income Series, Inc. and the T. Rowe Price International Series, Inc. You should read the prospectuses carefully and retain them for future reference.

      This Prospectus describes the T. Rowe Price No-Load Variable Annuity--a flexible premium deferred variable annuity contract (the "Contract") issued by Security Benefit Life Insurance Company (the "Company"). The Contract is available for individuals as a non-tax qualified retirement plan. The Contract is also available as an individual retirement annuity ("IRA") qualified under Section 408, or a Roth IRA qualified under Section 408A, of the Internal Revenue Code. The Contract is designed to give you flexibility in planning for retirement and other financial goals.

      You may allocate your purchase payments to one or more of the Subaccounts that comprise a separate account of the Company called the T. Rowe Price Variable Annuity Account, or to the Fixed Interest Account of the Company. Each Subaccount invests in a corresponding Portfolio of the T. Rowe Price Equity Series, Inc., the T. Rowe Price Fixed Income Series, Inc., or the
      T. Rowe Price International Series, Inc. (the "Funds"). Each Portfolio is listed under its respective Fund below.

T.Rowe Price Equity Series, Inc.

      T. Rowe Price New America Growth Portfolio
      T. Rowe Price Mid-Cap Growth Portfolio*
      T. Rowe Price Equity Income Portfolio
      T. Rowe Price Personal Strategy Balanced Portfolio
      T. Rowe Price Blue Chip Growth Portfolio
      T. Rowe Price Health Sciences Portfolio
      T. Rowe Price Equity Index 500 Portfolio

T. Rowe Price Fixed Income Series, Inc.

      T. Rowe Price Limited-Term Bond Portfolio
      T. Rowe Price Prime Reserve Portfolio

T. Rowe Price International Series, Inc.

      T. Rowe Price International Stock Portfolio

      * The Mid Cap Growth Portfolio is available only if you purchased your Contract prior to May 1, 2004. Contractowners who purchased prior to that date may continue to allocate purchase payments and exchange Account Value to the Mid Cap Growth Subaccount. The Mid Cap Growth Portfolio will not accept investments from Contractowners who purchased their Contract after April 30, 2004. If you purchased your Contract after that date, you may not allocate purchase payments or exchange your Account Value to the Mid Cap Growth Subaccount, which invests in the Mid Cap Growth Portfolio.

      The investments made by the Funds at any given time are not expected to be the same as the investments made by other mutual funds sponsored by T. Rowe Price Associates, Inc. or T. Rowe Price International, Inc., including other mutual funds with investment objectives and policies similar to those of the Portfolios. Different performance will result due to differences in cash flows into and out of the Portfolios, different fees and expenses and differences in portfolio size and positions.

VARIABLE ANNUITY PROSPECTUS                                                    3
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      Amounts that you allocate to the Subaccounts under a Contract will vary based on investment performance of the Subaccounts. To the extent that you allocate Account Value to the Subaccounts, the Company does not guarantee any minimum amount of Account Value.

      Amounts that you allocate to the Fixed Interest Account will accrue interest at rates that are paid by the Company as described in "The Fixed Interest Account." The Company guarantees Account Value allocated to the Fixed Interest Account.

      When you are ready to receive annuity payments, the Contract provides several options for annuity payments (see "Annuity Options").


      You may return a Contract according to the terms of its Free-Look Right (see "Free-Look Right"). This Prospectus concisely sets forth information about the Contract and the T. Rowe Price Variable Annuity Account that you should know before purchasing the Contract. The "Statement of Additional Information," dated May 1, 2006, which has been filed with the Securities and Exchange Commission ("SEC") contains certain additional information. The Statement of Additional Information, as it may be supplemented from time to time, is incorporated by reference into this Prospectus and is available at no charge. You may obtain a Statement of Additional Information or a prospectus for any of the Portfolios by writing the T. Rowe Price Variable Annuity Service Center, P.O. Box 750440, Topeka, Kansas 66675-0440, or by calling 1-800-469-6587. The table of contents of the Statement of Additional Information is set forth on page 51 of this Prospectus.


      The SEC maintains a web site (http://www.sec.gov) that contains the Statement of Additional Information, material incorporated by reference and other information regarding companies that file electronically with the SEC.


      Date: May 1, 2006

VARIABLE ANNUITY PROSPECTUS                                                    4
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CONTENTS
--------------------------------------------------------------------------------

      o You may not be able to purchase the Contract in your state. You should not consider this Prospectus to be an offering if the Contract may not be lawfully offered in your state. You should only rely upon information contained in this Prospectus or that we have referred you to. We have not authorized anyone to provide you with information that is different.

      Definitions                                                              5
      --------------------------------------------------------------------------
      Summary                                                                  7
      --------------------------------------------------------------------------
      Expense Table                                                           10
      --------------------------------------------------------------------------
      Condensed Financial Information                                         11
      --------------------------------------------------------------------------
      Information About the Company, the Separate Account, and the Funds      13
      --------------------------------------------------------------------------
      The Contract                                                            16
      --------------------------------------------------------------------------
      Charges and Deductions                                                  29
      --------------------------------------------------------------------------
      Annuity Payments                                                        30
      --------------------------------------------------------------------------
      The Fixed Interest Account                                              34
      --------------------------------------------------------------------------
      More About the Contract                                                 37
      --------------------------------------------------------------------------
      Federal Tax Matters                                                     39
      --------------------------------------------------------------------------
      Other Information                                                       46
      --------------------------------------------------------------------------
      Performance Information                                                 50
      --------------------------------------------------------------------------
      Additional Information                                                  50
      --------------------------------------------------------------------------
      Table of Contents For Statement of Additional Information               51
      --------------------------------------------------------------------------

VARIABLE ANNUITY PROSPECTUS                                                    5
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DEFINITIONS
--------------------------------------------------------------------------------

      o   Various terms commonly used in this Prospectus are defined as follows:

      Account Value The total value of a Contract, which includes amounts allocated to the Subaccounts and the Fixed Interest Account. The Company determines Account Value as of each Valuation Date prior to the Annuity Payout Date and on and after the Annuity Payout Date under Annuity Options 5 through 7.

      Accumulation Period The period commencing on the Contract Date and ending on the Annuity Payout Date or, if earlier, when the Contract is terminated through a full withdrawal, payment of charges, or payment of the death benefit proceeds.

      Accumulation Unit A unit of measure used to calculate Account Value.

      Annuitant The person or persons on whose life annuity payments depend under Annuity Options 1 through 4. If you designate Joint Annuitants, "Annuitant" means both Annuitants unless otherwise stated. The Annuitant receives Annuity Payments during the Annuity Period.

      Annuity A series of periodic income payments made by the Company to an Annuitant, Joint Annuitant, or Beneficiary during the period specified in the Annuity Option.

      Annuity Options or Options Options under the Contract that prescribe the provisions under which a series of Annuity Payments are made.

      Annuity Payments Payments made beginning on the Annuity Payout Date according to the provisions of the Annuity Option selected. Annuity Payments are made on the same day of each month, on a monthly, quarterly, semiannual or annual basis depending upon the Annuity Option selected.

      Annuity Period The period beginning on the Annuity Payout Date during which annuity payments are made.

      Annuity Payout Date The date when Annuity Payments begin as elected by the Owner.

      Automatic Investment Program A program pursuant to which purchase payments are automatically paid from your bank account on a specified day of the month, on a monthly, quarterly, semiannual or annual basis, or a salary reduction arrangement.

      Contract Date The date the Contract begins as shown in your Contract. Annual Contract anniversaries are measured from the Contract Date. It is usually the date that your initial Purchase Payment is credited to the Contract.

      Contractowner or Owner The person entitled to the ownership rights under the Contract and in whose name the Contract is issued.

      Contract Year Each 12-month period measured from the Contract Date.

      Designated Beneficiary The person having the right to the death benefit, if any, payable upon the death of the Owner or the Joint Owner during the Accumulation Period or the death of the Annuitant during the Annuity Period. The Designated Beneficiary is the first person on the following list who, if a natural person, is alive on the date of death of the Owner or the Joint Owner: the Owner; the Joint Owner; the

VARIABLE ANNUITY PROSPECTUS                                                    6
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      Primary Beneficiary; the Secondary Beneficiary; the Annuitant; or if none of the above is alive, the Owner's Estate.

      Fixed Interest Account An account that is part of the Company's General Account to which you may allocate all or a portion of your Account Value to be held for accumulation at fixed rates of interest (which may not be less than 1%) declared periodically by the Company.

      Funds T. Rowe Price Equity Series, Inc., T. Rowe Price Fixed Income Series, Inc., and T. Rowe Price International Series, Inc. The Funds are diversified, open-end management investment companies commonly referred to as mutual funds.

      General Account All assets of the Company other than those allocated to the Separate Account or to any other separate account of the Company.

      Payment Unit A unit of measure used to calculate Annuity Payments under Options 1 through 4 and 8.

      Purchase Payment The amounts paid to the Company as consideration for the Contract.

      Separate Account The T. Rowe Price Variable Annuity Account, a separate account of the Company that consists of accounts, referred to as Subaccounts, each of which invests in a corresponding Portfolio. Account Value may be allocated to Subaccounts of the Separate Account for variable accumulation.

      Subaccount A division of the Separate Account of the Company which invests in a corresponding Portfolio of one of the Funds.

      T. Rowe Price Variable Annuity Service Center P.O. Box 750440, Topeka, Kansas 66675-0440, 1-800-469-6587.

      Valuation Date Each date on which the Separate Account is valued, which currently includes each day that the T. Rowe Price Variable Annuity Service Center and the New York Stock Exchange are both open for trading. The T. Rowe Price Variable Annuity Service Center and the New York Stock Exchange are closed on weekends and on observation of the following holidays: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day.

      Valuation Period A period used in measuring the investment experience of each Subaccount of the Separate Account. The Valuation Period begins at the close of one Valuation Date and ends at the close of the next succeeding Valuation Date.

      Withdrawal Value The amount you will receive upon full withdrawal of the Contract. It is equal to Account Value less any uncollected premium taxes. The Withdrawal Value during the Annuity Period under Option 8 is the present value of future annuity payments commuted at the assumed interest rate less any uncollected premium taxes.

VARIABLE ANNUITY PROSPECTUS                                                    7
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SUMMARY
--------------------------------------------------------------------------------

      This summary provides a brief overview of the more significant aspects of the Contract. Further detail is provided in this Prospectus, the Statement of Additional Information, and the Contract. Unless the context indicates otherwise, the discussion in this summary and the remainder of the Prospectus relates to the portion of the Contract involving the Separate Account. The Fixed Interest Account is briefly described under "The Fixed Interest Account" and in the Contract.

Purpose of the Contract

      The flexible premium deferred variable annuity contract (the "Contract") described in this Prospectus is designed to give you flexibility in planning for retirement and other financial goals.

      You may purchase the Contract as a non-tax qualified retirement plan for an individual ("Non-Qualified Plan"). If you are eligible, you may also purchase the Contract as an individual retirement annuity ("IRA") qualified under Section 408, or a Roth IRA qualified under Section 408A, of the Internal Revenue Code of 1986, as amended ("Qualified Plan"). See the discussion of IRAs and Roth IRAs under "Section 408 and Section 408A."

The Separate Account and the Funds

      The Separate Account is currently divided into accounts, each referred to as a Subaccount. See "Separate Account." Each Subaccount invests exclusively in shares of a Portfolio, each of which has a different investment objective and policies. Each Portfolio is listed under its respective Fund below.

      T. Rowe Price Equity Series, Inc.

      T. Rowe Price New America Growth Portfolio
      T. Rowe Price Mid-Cap Growth Portfolio*
      T. Rowe Price Equity Income Portfolio
      T. Rowe Price Personal Strategy Balanced Portfolio
      T. Rowe Price Blue Chip Growth Portfolio
      T. Rowe Price Health Sciences Portfolio
      T. Rowe Price Equity Index 500 Portfolio

      T. Rowe Price Fixed Income Series, Inc.

      T. Rowe Price Limited-Term Bond Portfolio
      T. Rowe Price Prime Reserve Portfolio

      T. Rowe Price International Series, Inc.

      T. Rowe Price International Stock Portfolio

      * The Mid Cap Growth Portfolio is available only if you purchased your Contract prior to May 1, 2004. Contractowners who purchased prior to that date may continue to allocate purchase payments and exchange Account Value to the Mid Cap Growth Subaccount. The Mid Cap Growth Portfolio will not accept investments from Contractowners who purchased their Contract after April 30, 2004. If you purchased your Contract after that date, you may not allocate purchase payments or exchange your Account Value to the Mid Cap Growth Subaccount, which invests in the Mid Cap Growth Portfolio.

      You may allocate your purchase payments among the available Subaccounts. Amounts that you allocate to the Subaccounts will increase or decrease in dollar value depending on the investment performance of the Portfolio in which such Subaccount invests. You bear the investment risk for amounts allocated to a Subaccount.

VARIABLE ANNUITY PROSPECTUS                                                    8
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Fixed Interest Account

      You may allocate all or part of your purchase payments to the Fixed Interest Account, which is part of the Company's General Account. Amounts that you allocate to the Fixed Interest Account earn interest at rates determined at the discretion of the Company and that are guaranteed to be at least an effective annual rate of 3%. See "The Fixed Interest Account."

Purchase Payments

      If you are purchasing a Contract as a Non-Qualified Plan, your initial purchase payment must be at least $10,000 ($5,000 under an Automatic Investment Program). If you are purchasing a Contract as a Qualified Plan, your initial purchase payment must be at least $2,000 ($25 under an Automatic Investment Program). Thereafter, you may choose the amount and frequency of purchase payments, except that the minimum subsequent purchase payment is $1,000 ($200 under an Automatic Investment Program) for a Non-Qualified Plan or $500 ($25 under an Automatic Investment Program) for a Qualified Plan. See "Purchase Payments."

Contract Benefits

      You may exchange Account Value among the Subaccounts and to and from the Fixed Interest Account, subject to certain restrictions as described in "The Contract," "Annuity Payments" and "The Fixed Interest Account."

      At any time before the Annuity Payout Date, you may surrender your Contract for its Withdrawal Value, and may make partial withdrawals, including systematic withdrawals, from Account Value. On or after the Annuity Payout Date, you may withdraw your Account Value under Annuity Options 5 through 8. Withdrawals of Account Value allocated to the Fixed Interest Account are subject to certain restrictions described in "The Fixed Interest Account." See "Full and Partial Withdrawals," "Annuity Payments" and "Federal Tax Matters" for more information about withdrawals, including the 10% penalty tax that may be imposed upon full and partial withdrawals (including systematic withdrawals) made prior to the Owner attaining age 59 1/2.

      The Contract provides for a death benefit upon the death of the Owner prior to the Annuity Payout Date. See "Death Benefit" for more information. The Contract provides for several Annuity Options on either a variable basis, a fixed basis, or both. The Company guarantees Annuity Payments under the fixed Annuity Options. See "Annuity Payments."

Free-Look Right

      You may return the Contract within the Free-Look Period, which is generally a 10-day period beginning when you receive the Contract. In this event, the Company will refund to you as of the Valuation Date on which the Company receives your Contract the amount of purchase payments allocated to the Fixed Interest Account plus the Account Value in the Subaccounts.

      Some states' laws require us to refund your purchase payments allocated to the Subaccounts instead of your Account Value. If your Contract is delivered in one of those states and you return your Contract during the Free-Look Period, the Company will refund Purchase Payments allocated to the Subaccounts rather than Account Value. See "Free-Look Right."

VARIABLE ANNUITY PROSPECTUS                                                    9
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Charges and Deductions

      The Company does not deduct sales load from purchase payments before allocating them to your Account Value. Certain charges will be deducted in connection with the Contract as described below.

      o Mortality and Expense Risk Charge The Company deducts a daily charge from the assets of each Subaccount for mortality and expense risks equal to an annual rate of 0.55% of each Subaccount's average daily net assets. See "Mortality and Expense Risk Charge."

      o Premium Tax Charge The Company assesses a premium tax charge to reimburse itself for any premium taxes that it incurs with respect to this Contract. This charge will usually be deducted on the Annuity Payout Date or upon a full or partial withdrawal if a premium tax was incurred by the Company and is not refundable. The Company reserves the right to deduct such taxes when due or anytime thereafter. Premium tax rates currently range from 0% to 3.5%. See "Premium Tax Charge."

      o Other Expenses Investment management fees and operating expenses of the Funds are paid by the Funds and are reflected in the net asset value of their shares. The Owner indirectly bears a pro rata portion of such fees and expenses. See the prospectus for each Portfolio for more information about Fund expenses.

      The Company may charge the Separate Account or the Subaccounts for the federal, state, or local taxes incurred by the Company that are attributable to the Separate Account or the Subaccounts, or to the operations of the Company with respect to the Contract, or that are attributable to payment of premiums or acquisition costs under the Contract. No such charge is currently assessed. See "Tax Status of the Company and the Separate Account" and "Charge for the Company's Taxes."

Tax-Free Exchanges

      You can generally exchange one contract for another in a "tax-free exchange" under Section 1035 of the Internal Revenue Code. Before making an exchange, you should compare both contracts carefully. Remember that if you exchange another contract for the one described in this prospectus, you might have to pay a surrender charge and tax, including a possible penalty tax, on your old contract, other charges may be higher (or lower) and the benefits may be different. You should not exchange another contract for this one unless you determine, after knowing all the facts, that the exchange is in your best interest. If you contemplate such an exchange, you should consult a tax adviser to discuss the potential tax effects of such a transaction.

Contacting the Company

      You should direct all written requests, notices, and forms required by the Contract, and any questions or inquiries to the T. Rowe Price Variable Annuity Service Center, P.O. Box 750440, Topeka, Kansas 66675-0440 or by phone by calling 1-800-469-6587.


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VARIABLE ANNUITY PROSPECTUS                                                   10
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EXPENSE TABLE
--------------------------------------------------------------------------------

      The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the Contract.

      Table 1

      --------------------------------------------------------------------------
      Contract Owner Transaction Expenses are fees and expenses that you will pay when you purchase the Contract or make withdrawals from the Contract. The information below does not reflect state premium taxes, which may be applicable to your Contract. During the Annuity Period, the Company may impose different fees and expenses not reflected in the following tables or Example. See "Mortality and Expense Risk Charge."

         Sales Load on Purchase Payments                                  None

      Periodic Expenses are fees and expenses that you will pay periodically during the time that you own the Contract, not including fees and expenses of the Portfolios

         Annual Maintenance Fee                                           None

         Separate Account Annual Expenses (as a percentage of average Account Value)

            Annual Mortality and Expense Risk Charge                      0.55%
                                                                          ----
            Total Separate Account Annual Expenses                        0.55%
      --------------------------------------------------------------------------

      The table below shows the minimum and maximum total operating expenses charged by the Portfolios. You will pay the expenses of the Portfolios corresponding to the Subaccounts in which you invest during the time that you own the Contract. More details concerning each Portfolio's fees and expenses are contained in its prospectus.

      Table 2


      --------------------------------------------------------------------------
                                                   Minimum           Maximum
        Total Annual Portfolio Operating
         Expenses(1)                                0.40%             1.05%
      --------------------------------------------------------------------------

      (1) Expenses deducted from Portfolio assets include management fees, distribution fees, and other expenses. The maximum expenses above represent the total annual operating expenses of that Portfolio with the highest total operating expenses for the period ended December 31, 2005, and the minimum expenses represent the total annual operating expenses of that Portfolio with the lowest total operating expenses for the period ended December 31, 2005.


      Example

      This Example is intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. These costs include Contractowner transaction expenses, separate account annual expenses and Portfolio fees and expenses but do not include state premium taxes, which may be applicable to your Contract.

      The Example assumes that you invest $10,000 in the Contract for the time periods indicated. The Example also assumes that your investment has a 5% return each year and assumes the maximum fees and expenses of the Contract and any of the Portfolios. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

      Table 3

      -----------------------------------------------------------------------------------
                                            1 Year      3 Years     5 Years     10 Years
      If you surrender your Contract at
      the end of the applicable time
      period                                $163        $505        $871        $1,900

      If you do not surrender or you
      annuitize your Contract               $163        $505        $871        $1,900
      -----------------------------------------------------------------------------------

VARIABLE ANNUITY PROSPECTUS                                                   11
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CONDENSED FINANCIAL INFORMATION
--------------------------------------------------------------------------------


      The following condensed financial information presents accumulation unit values and ending accumulation units outstanding for each Subaccount for each of the following periods ending December 31.


      Table 4


      ---------------------------------------------------------------------------------------------------
                                                       Accumulation Unit Value            Accumulation
                                                 ------------------------------------   Units Outstanding
               Subaccount              Year      Beginning of Period   End of Period    at End of Period
      ---------------------------------------------------------------------------------------------------
                                       2005            $20.97              $21.79            1,301,082
                                       2004             19.01               20.97            1,391,351
                                       2003             14.15               19.01            1,464,761
                                       2002             19.85               14.15            1,546,338
      New America Growth Subaccount    2001(3)          21.73               19.85            1,713,667
                                       2000             24.91               21.73            1,894,228
                                       1999             22.72               24.91            2,058,569
                                       1998             19.28               22.72            2,268,306
                                       1997(2)          16.00               19.28            2,029,670
                                       1996             13.40               16.00            1,596,903
      ---------------------------------------------------------------------------------------------------
                                       2005             29.47               30.45            2,526,376
                                       2004             25.78               29.47            2,526,850
                                       2003             20.66               25.78            2,511,324
                                       2002             23.91               20.66            2,545,851
      Equity Income Subaccount         2001(3)          22.92               23.91            2,484,919
                                       2000             21.07               22.92            2,439,700
                                       1999             20.42               21.07            3,146,724
                                       1998             18.84               20.42            3,424,106
                                       1997(2)          14.70               18.84            3,449,533
                                       1996             12.37               14.70            1,902,935
      ---------------------------------------------------------------------------------------------------
                                       2005             25.26               26.73            1,143,857
                                       2004             22.51               25.26            1,054,839
                                       2003             18.14               22.51              972,596
      Personal Strategy                2002             19.78               18.14              955,498
      Balanced Subaccount              2001(3)          19.07               19.78            1,101,225
                                       2000             19.44               19.07            1,168,964
                                       1999             18.04               19.44            1,204,186
                                       1998             15.86               18.04            1,256,347
                                       1997(2)          13.51               15.86              981,955
                                       1996             11.90               13.51              599,843
      ---------------------------------------------------------------------------------------------------
                                       2005              8.98                9.46              651,249
                                       2004              8.30                8.98              585,332
      Blue Chip Growth Subaccount      2003              6.49                8.30              410,401
                                       2002              8.57                6.49              305,742
                                       2001(3)          10.00                8.57              241,300
      ---------------------------------------------------------------------------------------------------
                                       2005             10.11               11.40              658,429
                                       2004              8.79               10.11              605,343
      Health Sciences Subaccount       2003              6.49                8.79              470,142
                                       2002              9.07                6.49              336,410
                                       2001(3)          10.00                9.07              298,751
      ---------------------------------------------------------------------------------------------------
                                       2005              9.48                9.89              645,016
                                       2004              8.64                9.48              507,181
      Equity Index 500 Subaccount      2003              6.77                8.64              390,431
                                       2002              8.76                6.77              306,526
                                       2001(3)          10.00                8.76              216,259
      ---------------------------------------------------------------------------------------------------

VARIABLE ANNUITY PROSPECTUS                                                   12
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
      ---------------------------------------------------------------------------------------------------
                                                       Accumulation Unit Value            Accumulation
                                                 ------------------------------------   Units Outstanding
               Subaccount              Year      Beginning of Period   End of Period    at End of Period
      ---------------------------------------------------------------------------------------------------
                                       2005             15.87               16.06              810,737
                                       2004             15.79               15.87              892,338
                                       2003             15.22               15.79              992,100
                                       2002             14.52               15.22            1,041,061
      Limited-Term Bond Subaccount     2001(3)          13.00               14.52              790,935
                                       2000             12.28               13.00              606,613
                                       1999             12.38               12.28              717,276
                                       1998             11.60               12.38              925,685
                                       1997(2)          10.93               11.60              626,694
                                       1996             10.64               10.93              445,079
      ---------------------------------------------------------------------------------------------------
                                       2005             23.57               26.89            1,900,997
                                       2004             20.02               23.57            1,951,749
                                       2003             14.55               20.02            2,025,722
                                       2002             18.58               14.55            2,000,114
      Mid-Cap Growth Subaccount        2001(3)          18.53               18.58            2,063,695
                                       2000             17.47               18.53            2,187,874
                                       1999             14.34               17.47            1,723,183
                                       1998             11.82               14.34            1,508,339
                                       1997(2)          10.00               11.82            1,100,001
      ---------------------------------------------------------------------------------------------------
                                       2005             12.66               12.94              923,100
                                       2004             12.62               12.66              760,905
                                       2003             12.60               12.62              879,719
                                       2002             12.49               12.60            1,307,056
      Prime Reserve Subaccount         2001(3)          11.96               12.49            1,530,501
                                       2000             11.44               11.96            1,386,090
                                       1999             10.97               11.44            1,612,602
                                       1998             10.48               10.97            1,364,879
                                       1997(2)          10.00               10.48              769,829
      ---------------------------------------------------------------------------------------------------
                                       2005             15.08               17.41            1,464,557
                                       2004             13.33               15.08            1,396,845
                                       2003             10.27               13.33            1,377,458
                                       2002             12.64               10.27            1,478,934
      International Stock Subaccount   2001(3)          15.86               12.64            1,524,540
                                       2000             19.83               15.86            1,680,775
                                       1999             15.08               19.83            1,553,057
                                       1998             13.09               15.08            1,552,553
                                       1997(2)          12.77               13.09            1,562,279
                                       1996             11.19               12.77            1,124,821
      ---------------------------------------------------------------------------------------------------


      (1) For the period of April 3, 1995 (date of inception) through December 31, 1995.

      (2) For the period of January 2, 1997 (date of inception) through December 31, 1997.

      (3) For the period of February 1, 2001 (date of inception) through December 31, 2001.

VARIABLE ANNUITY PROSPECTUS                                                   13
--------------------------------------------------------------------------------

INFORMATION ABOUT THE COMPANY, THE SEPARATE ACCOUNT, AND THE FUNDS
--------------------------------------------------------------------------------

Security Benefit Life Insurance Company

      The Company is a life insurance company organized under the laws of the State of Kansas. It was organized originally as a fraternal benefit society and commenced business February 22, 1892. It became a mutual life insurance company under its present name on January 2, 1950.

      On July 31, 1998, the Company converted from a mutual life insurance company to a stock life insurance company ultimately controlled by Security Benefit Mutual Holding Company, a Kansas mutual holding company. Membership interests of persons who were Contractowners as of July 31, 1998 became membership interests in Security Benefit Mutual Holding Company as of that date, and persons who acquire policies from the Company after that date automatically become members in the mutual holding company.


      The Company offers annuity contracts, as well as financial and retirement services. It is admitted to do business in the District of Columbia, and in all states except New York. As of the end of 2005, the Company had total assets of approximately $12.3 billion. Together with its subsidiaries, the Company has total funds under management of approximately $15.7 billion.


Published Ratings

      The Company may from time to time publish in advertisements, sales literature, and reports to Owners, the ratings and other information assigned to it by one or more independent rating organizations such as A.M. Best Company and Standard & Poor's. The purpose of the ratings is to reflect the financial strength and/or claims-paying ability of the Company and should not be considered as bearing on the investment performance of assets held in the Separate Account. Each year the A.M. Best Company reviews the financial status of thousands of insurers, culminating in the assignment of Best's Ratings. These ratings reflect their current opinion of the relative financial strength and operating performance of an insurance company in comparison to the norms of the life/health insurance industry. In addition, the claims-paying ability of the Company as measured by Standard & Poor's Insurance Ratings Services may be referred to in advertisements or sales literature or in reports to Owners. These ratings are opinions of an operating insurance company's financial capacity to meet the obligations of its insurance and annuity policies in accordance with their terms. Such ratings do not reflect the investment performance of the Separate Account or the degree of risk associated with an investment in the Separate Account.

Separate Account

      T. Rowe Price Variable Annuity Account

      The Company established the T. Rowe Price Variable Annuity Account as a separate account under Kansas law on March 28, 1994. The Contract provides that the income, gains, or losses of the Separate Account, whether or not realized, are credited to or charged against the assets of the Separate Account without regard to other income, gains, or losses of the Company. Kansas law provides that assets in a separate account attributable to the reserves and other liabilities under a contract may not be charged with liabilities arising from any other business that the insurance company conducts if, and to the extent the contract so provides. The Contract contains a provision stating that assets held in the Separate Account may not be charged with liabilities arising from other business that the Company conducts. The Company owns the assets in the Separate Account and is required to maintain sufficient assets in the Separate Account to meet all Separate Account obligations under the Contract. Such Separate Account assets are not subject to claims of the Company's creditors. The Company may transfer to its General Account assets that exceed anticipated obligations of the Separate Account. All obligations arising under the Contract are general corporate obligations of the Company. The Company may invest its own assets in the Separate Account for other purposes, but not to support contracts other than variable annuity contracts, and may

VARIABLE ANNUITY PROSPECTUS                                                   14
--------------------------------------------------------------------------------

      accumulate in the Separate Account proceeds from Contract charges and investment results applicable to those assets.

      The Contract provides that income, gains and losses, whether or not realized, are credited to, or charged against, the assets of each Subaccount without regard to the income, gains, or losses in the other Subaccounts. Each Subaccount invests exclusively in shares of a corresponding Portfolio. The Company may in the future establish additional Subaccounts of the Separate Account, which may invest in other Portfolios or other securities, mutual funds, or investment vehicles. Under its contract with the underwriter, T. Rowe Price Investment Services, Inc. ("Investment Services"), the Company cannot add new Subaccounts, or substitute shares of another portfolio, without the consent of Investment Services, unless (1) such change is necessary to comply with applicable laws, (2) shares of any or all of the Portfolios should no longer be available for investment, or (3) the Company receives an opinion from counsel acceptable to Investment Services that substitution is in the best interest of Contractowners and that further investment in shares of the Portfolio(s) would cause undue risk to the Company. See "Substitution of Investments." For more information about the underwriter, see "Distribution of the Contract."

      The Separate Account is registered with the SEC as a unit investment trust under the Investment Company Act of 1940 (the "1940 Act"). Registration with the SEC does not involve supervision by the SEC of the administration or investment practices of the Separate Account or the Company.

The Funds

      Each Fund is a diversified, open-end management investment company of the series type and is registered with the SEC under the 1940 Act. Such registration does not involve supervision by the SEC of the investments or investment policy of the Funds. Each Fund pursues different investment objectives and policies.

      Shares of the Funds currently are not publicly traded mutual funds. They are available only as investment options in variable annuity or variable life insurance policies issued by life insurance companies or in some cases, through participation in certain qualified pension or retirement plans. Certain Funds have similar investment objectives and policies to other mutual funds managed by the same adviser. The investment results of the Funds, however, may be higher or lower than the results of such other funds. There can be no assurance, and no representation is made, that the investment results of any of the Funds will be comparable to the investment results of any other fund, even if both the Fund and the other fund are managed by the same adviser.

      Because the Funds may serve as investment vehicles for both variable life insurance policies and variable annuity contracts ("mixed funding") and shares of the Funds also may be sold to separate accounts of other insurance companies ("shared funding"), material conflicts could occur. The Company currently does not foresee any disadvantages to Owners arising from either mixed or shared funding; however, due to differences in tax treatment or other considerations, it is possible that the interests of owners of various contracts for which the Funds serve as investment vehicles might at some time be in conflict. However, the Company and each Fund's Board of Directors are required to monitor events in order to identify any material conflicts that arise from the use of the Funds for mixed and/or shared funding. If such a conflict were to occur, the Company would take steps necessary to protect Owners including withdrawal of the Separate Account from participation in the Fund(s) involved in the conflict. This might force a Fund to sell securities at disadvantageous prices.

      A summary of the investment objective of each Portfolio is set forth below. We cannot assure that any Portfolio will achieve its objective. More detailed information is contained in the accompanying

VARIABLE ANNUITY PROSPECTUS                                                   15
--------------------------------------------------------------------------------

      Portfolio prospectuses, including information on the risks associated with the investments and investment techniques of each Portfolio.

      The Portfolio prospectuses accompany this Prospectus and should be carefully read in conjunction with this Prospectus before investing.

      T. Rowe Price New America Growth Portfolio

      The investment objective of the New America Growth Portfolio is long-term growth of capital through investments primarily in the common stocks of companies operating in sectors T. Rowe Price believes will be the fastest growing in the United States.

      T. Rowe Price Mid-Cap Growth Portfolio*

      The investment objective of the Mid-Cap Growth Portfolio is to provide long-term capital appreciation by investing primarily in mid-cap stocks with potential for above average earnings growth.

      T. Rowe Price Equity Income Portfolio

      The investment objective of the Equity Income Portfolio is to provide substantial dividend income and also capital appreciation by investing primarily in common stocks of established companies.

      T. Rowe Price Personal Strategy Balanced Portfolio

      The investment objective of the Personal Strategy Balanced Portfolio is to seek the highest total return over time consistent with an emphasis on both capital appreciation and income.

      T. Rowe Price Blue Chip Growth Portfolio

      The investment objective of the Blue Chip Growth Portfolio is to seek long-term capital growth by investing primarily in common stocks of large and medium-sized blue chip growth companies. Income is a secondary objective.

      T. Rowe Price Health Sciences Portfolio

      The investment objective of the Health Sciences Portfolio is to seek long term capital appreciation by investing primarily in the common stocks of companies engaged in the research, development, production or distribution of products or services related to health care, medicine, or the life sciences.

      T. Rowe Price Equity Index 500 Portfolio**

      The investment objective of the Equity Index 500 Portfolio is to match the performance of the Standard & Poor's 500 Stock Index(R). The S&P 500 is made up of primarily large capitalization companies that represent a broad spectrum of the U.S. economy and a substantial part of the U.S. stock market's total capitalization.

      T. Rowe Price Limited-Term Bond Portfolio

      The investment objective of the Limited-Term Bond Portfolio is to seek a high level of income consistent with moderate price fluctuations in principal value by investing primarily in short- and intermediate-term investment grade debt securities.

      T. Rowe Price Prime Reserve Portfolio

      The investment objectives of the Prime Reserve Portfolio are preservation of capital, liquidity, and, consistent with these, the highest possible current income, by investing primarily in high-quality money market securities.

VARIABLE ANNUITY PROSPECTUS                                                   16
--------------------------------------------------------------------------------

      T. Rowe Price International Stock Portfolio

      The investment objective of the International Stock Portfolio is to seek long-term growth of capital through investments primarily in common stocks of established, non-U.S. companies.

      * The Mid Cap Growth Portfolio is available only if you purchased your Contract prior to May 1, 2004. Contractowners who purchased prior to that date may continue to allocate purchase payments and exchange Account Value to the Mid Cap Growth Subaccount. The Mid Cap Growth Portfolio will not accept investments from Contractowners who purchased their Contract after April 30, 2004. If you purchased your Contract after that date, you may not allocate purchase payments or exchange your Account Value to the Mid Cap Growth Subaccount, which invests in the Mid Cap Growth Portfolio.

      ** "Standard & Poor's," "S&P," "S&P 500," "Standard & Poor's 500" and "500" are trademarks of the McGraw-Hill Companies, Inc. and have been licensed for use by T. Rowe Price. The Portfolio is not sponsored, endorsed, sold or promoted by Standard & Poor's, and Standard & Poor's makes no representation regarding the advisability of investing in the Portfolio.

The Investment Advisers

      T. Rowe Price Associates, Inc. ("T. Rowe Price"), located at 100 East Pratt Street, Baltimore, Maryland 21202, serves as Investment Adviser to each Portfolio, except the T. Rowe Price International Stock Portfolio. T. Rowe Price International, Inc. ("TRP International"), an affiliate of T. Rowe Price, serves as Investment Adviser to the T. Rowe Price International Stock Portfolio. TRP International's U.S. office is located at 100 East Pratt Street, Baltimore, Maryland 21202. T. Rowe Price is responsible for selection and management of portfolio investments for each Portfolio except the T. Rowe Price International Stock Portfolio, and TRP International is responsible for selection and management of portfolio investments for that Portfolio. T. Rowe Price and TRP International are registered with the SEC as investment advisers.

      The Company has developed the Contract in cooperation with Investment Services and has included the Portfolios eligible for use by variable insurance products in the T. Rowe Price family of funds based on recommendations made by Investment Services, whose selection criteria may differ from the Company's selection criteria.

      T. Rowe Price and TRP International are wholly-owned subsidiaries of T. Rowe Price Group, Inc., a publicly traded financial services holding company, and are not affiliated with the Company. Investment Services, a wholly-owned subsidiary of T. Rowe Price, also is not affiliated with the Company. The Company has no responsibility for the management or operations of the Portfolios.

THE CONTRACT
--------------------------------------------------------------------------------

General

      The Company issues the Contract offered by this Prospectus. It is a flexible premium deferred variable annuity. To the extent that you allocate all or a portion of your purchase payments to the Subaccounts, the Contract is significantly different from a fixed annuity contract in that it is the Owner under a Contract who assumes the risk of investment gain or loss rather than the Company. When you are ready to begin receiving Annuity Payments, the Contract provides several Annuity Options under which the Company will pay periodic Annuity Payments on a variable basis, a fixed basis, or both, beginning on the Annuity Payout Date. The amount that will be available for Annuity Payments will depend on the investment performance of the Subaccounts to which you have allocated Account Value and the amount of interest credited on Account Value that you have allocated to the Fixed Interest Account.

      The Contract is available for purchase by an individual as a non-tax qualified retirement plan ("Non-Qualified Plan"). The Contract is also eligible for purchase as an individual retirement annuity ("IRA") qualified under Section 408 or a Roth IRA under Section 408A, of the Internal Revenue Code

VARIABLE ANNUITY PROSPECTUS                                                   17
--------------------------------------------------------------------------------

      ("Qualified Plan"). You may name Joint Owners only on a Contract issued pursuant to a Non-Qualified Plan.

      If you are purchasing the Contract as an investment vehicle for an IRA or Roth IRA, you should consider that the Contract does not provide any additional tax advantages beyond those already available through the IRA or Roth IRA itself. However, the Contract does offer features and benefits in addition to providing tax deferral that other investments may not offer, including death benefit protection for your beneficiaries and annuity options that guarantee income for life. You should consult with your financial professional as to whether the overall benefits and costs of the Contract are appropriate considering your circumstances.

Application for a Contract

      If you wish to purchase a Contract, you may submit an application and an initial purchase payment to the Company, as well as any other form or information that the Company may require. The initial purchase payment may be made by check or, if you own shares of one or more mutual funds distributed by Investment Services ("T. Rowe Price Funds"), you may elect on the application to redeem shares of that fund(s) and forward the redemption proceeds to the Company. Any such transaction shall be effected by Investment Services, the distributor of the T. Rowe Price Funds and the Contract. If you redeem fund shares, it is a sale of shares for tax purposes, which may result in a taxable gain or loss. You may obtain an application by contacting the T. Rowe Price Variable Annuity Service Center. The Company reserves the right to reject an application or purchase payment for any reason, subject to the Company's underwriting standards and guidelines and any applicable state or federal law relating to nondiscrimination.

      The maximum age of an Owner or Annuitant for which a Contract will be issued is 85. If there are Joint Owners or Annuitants, the maximum issue age will be determined by reference to the older Owner or Annuitant.

Purchase Payments

      If you are purchasing a Contract as a Non-Qualified Plan, the minimum initial purchase payment is $10,000 ($5,000 under an Automatic Investment Program). If you are purchasing a Contract as a Qualified Plan, the minimum initial purchase payment is $2,000 ($25 under an Automatic Investment Program). Thereafter, you may choose the amount and frequency of purchase payments, except that the minimum subsequent purchase payment is $1,000 ($200 under an Automatic Investment Program) for Non-Qualified Plans and $500 ($25 under an Automatic Investment Program) for Qualified Plans. The Company may reduce the minimum purchase payment requirements under certain circumstances, such as for group or sponsored arrangements. The Company will not accept without prior Company approval aggregate purchase payments in an amount that exceeds $1,000,000 under any variable annuity contract(s) issued by the Company for which you are an Owner and/or Joint Owner.

      The Company will apply the initial purchase payment not later than the end of the second Valuation Date after the Valuation Date it is received by the Company at its T. Rowe Price Variable Annuity Service Center; provided that the purchase payment is preceded or accompanied by an application that contains sufficient information to establish an account and properly credit such purchase payment. If the Company does not receive a complete application, the Company will hold your purchase payment in its General Account and will notify you that it does not have the necessary information to issue a Contract and/or apply the purchase payment to your Contract. If you do not provide the necessary information to the Company within five Valuation Dates after the Valuation Date on which the Company first receives the initial purchase payment or if the Company determines it cannot otherwise issue the Contract and/or apply the purchase payment to your Contract, the Company will return the

VARIABLE ANNUITY PROSPECTUS                                                   18
--------------------------------------------------------------------------------

      initial purchase payment to you unless you consent to the Company retaining the purchase payment until the application is made complete.

      The Company will credit subsequent purchase payments as of the end of the Valuation Period in which they are received by the Company at the T. Rowe Price Variable Annuity Service Center; however, subsequent purchase payments received at or after the cut-off time of 3:00 p.m. Central time will be effected at the Accumulation Unit value determined on the following Valuation Date. See "Cut-Off Times." You may make purchase payments after the initial purchase payment at any time prior to the Annuity Payout Date, so long as the Owner is living. Subsequent purchase payments under a Qualified Plan may be limited by the terms of the plan and provisions of the Internal Revenue Code. Subsequent purchase payments may be paid under an Automatic Investment Program or, if you own shares of one or more T. Rowe Price Funds, you may direct Investment Services to redeem shares of that fund(s) and forward the redemption proceeds to the Company as a subsequent purchase payment. The initial purchase payment must be paid before the Company will accept an Automatic Investment Program. If you redeem fund shares, it is a sale of shares for tax purposes, which may result in a taxable gain or loss.

      If mandated under applicable law, the Company may be required to reject a purchase payment. The Company also may be required to provide additional information about an Owner's account to government regulators. In addition, the Company may be required to block an Owner's account and thereby refuse to pay any request for exchanges, full or partial withdrawals, or death benefits until instructions are received from the appropriate regulator.

Allocation of Purchase Payments

      In an application for a Contract, you select the Subaccounts or the Fixed Interest Account to which purchase payments will be allocated. Purchase payments will be allocated according to your instructions contained in the application or more recent instructions received, if any, except that no purchase payment allocation is permitted that would result in less than 5% of any payment being allocated to any one Subaccount or the Fixed Interest Account. The allocations may be a whole dollar amount or a whole percentage. Available allocation alternatives include the Subaccounts and the Fixed Interest Account.

      You may change the purchase payment allocation instructions by submitting a proper written request to the Company's T. Rowe Price Variable Annuity Service Center. A proper change in allocation instructions will be effective upon receipt by the Company at the T. Rowe Price Variable Annuity Service Center and will continue in effect until you submit a change in instructions to the Company. You may make changes in your purchase payment allocation by telephone provided the proper form is properly completed, signed, and filed at the T. Rowe Price Variable Annuity Service Center. Changes in the allocation of future purchase payments have no effect on existing Account Value. You may, however, exchange Account Value among the Subaccounts and the Fixed Interest Account in the manner described in "Exchanges of Account Value."

Dollar Cost Averaging Option

      Prior to the Annuity Payout Date, you may dollar cost average your Account Value by authorizing the Company to make periodic exchanges of Account Value from any one Subaccount to one or more of the other Subaccounts. Dollar cost averaging is a systematic method of investing in which securities are purchased at regular intervals in fixed dollar amounts so that the cost of the securities gets averaged over time and possibly over various market cycles. The option will result in the exchange of Account Value from one Subaccount to one or more of the other Subaccounts. Amounts exchanged under this option will be credited at the price of the Subaccount as of the end of the Valuation Dates on which the exchanges are effected. Since the price of a Subaccount's Accumulation Units will vary, the amounts allocated to a Subaccount will result in the crediting of a greater number of units when the price is low

VARIABLE ANNUITY PROSPECTUS                                                   19
--------------------------------------------------------------------------------

      and a lesser number of units when the price is high. Similarly, the amounts exchanged from a Subaccount will result in a debiting of a greater number of units when the price is low and a lesser number of units when the price is high. Dollar cost averaging does not guarantee profits, nor does it assure that you will not have losses.

      You may request a Dollar Cost Averaging Request form from the T. Rowe Price Variable Annuity Service Center. On the form, you must designate whether Account Value is to be exchanged on the basis of a specific dollar amount, a fixed period or earnings only, the Subaccount or Subaccounts to and from which the exchanges will be made, the desired frequency of the exchanges, which may be on a monthly, quarterly, semiannual, or annual basis, and the length of time during which the exchanges shall continue or the total amount to be exchanged over time. The minimum amount that may be exchanged is $200 and the minimum amount that may be exchanged to any one Subaccount is $25. The Company does not require that exchanges be continued over any minimum period of time, although typically dollar cost averaging would extend over a period of at least one year.

      To elect the Dollar Cost Averaging Option, your Account Value must be at least $5,000, ($2,000 for a Contract funding a Qualified Plan), and a Dollar Cost Averaging Request in proper form must be received by the Company at the T. Rowe Price Variable Annuity Service Center. The Company will not consider the Dollar Cost Averaging Request form to be complete until your Account Value is at least the required amount. You may not have in effect at the same time Dollar Cost Averaging and Asset Rebalancing Options.

      After the Company has received a Dollar Cost Averaging Request in proper form at the T. Rowe Price Variable Annuity Service Center, the Company will exchange Account Value in the amounts you designate from the Subaccount from which exchanges are to be made to the Subaccount or Subaccounts you have chosen. The Company will effect each exchange on the date you specify or if no date is specified, on the monthly, quarterly, semiannual, or annual anniversary, whichever corresponds to the period selected, of the date of receipt at the T. Rowe Price Variable Annuity Service Center of a Dollar Cost Averaging Request in proper form. Exchanges will be made until the total amount elected has been exchanged, or until Account Value in the Subaccount from which exchanges are made has been depleted. Amounts periodically exchanged under this option are not included in the six exchanges per Contract Year that generally are allowed as discussed under "Exchanges of Account Value."


      You may make changes to the option by writing to the T. Rowe Price Variable Annuity Service Center or by telephone provided the proper form is completed, signed, and filed at the T. Rowe Price Variable Annuity Service Center. You may instruct the Company at any time to terminate the option by written request to the T. Rowe Price Variable Annuity Service Center. In that event, the Account Value in the Subaccount from which exchanges were being made that has not been exchanged will remain in that Subaccount unless you instruct us otherwise. If you wish to continue exchanging on a dollar cost averaging basis after the expiration of the applicable period, the total amount elected has been exchanged, or the Subaccount has been depleted, or after the Dollar Cost Averaging Option has been canceled, you must complete a new Dollar Cost Averaging Request and send it to the T. Rowe Price Variable Annuity Service Center. The Contract must meet the $5,000 ($2,000 for a Contract funding a Qualified
      Plan) minimum required amount of Account Value at that time. The Company requires that you wait at least one month if transfers were made on a monthly basis, or one quarter if transfers were made on a quarterly, semiannual or annual basis, before reinstating Dollar Cost Averaging after it has been terminated for any reason. The Company may discontinue, modify, or suspend the Dollar Cost Averaging Option at any time provided that, as required by its contract with Investment Services, the Company first obtains the consent of Investment Services. The Company does not currently charge a fee for this option.

VARIABLE ANNUITY PROSPECTUS                                                   20
--------------------------------------------------------------------------------

      You may also dollar cost average Account Value to or from the Fixed Interest Account, subject to certain restrictions described under "The Fixed Interest Account."

Asset Rebalancing Option

      Prior to the Annuity Payout Date, you may authorize the Company to automatically exchange Account Value each quarter to maintain a particular percentage allocation among the Subaccounts. The Account Value allocated to each Subaccount will grow or decline in value at different rates during the quarter, and Asset Rebalancing automatically reallocates the Account Value in the Subaccounts each quarter to the allocation you select. Asset Rebalancing is intended to exchange Account Value from those Subaccounts that have increased in value to those Subaccounts that have declined in value. Over time, this method of investing may help you to buy low and sell high, although there can be no assurance of this. This investment method does not guarantee profits, nor does it assure that you will not have losses.

      To elect this option, the Account Value must be at least $10,000 ($2,000 for a Contract funding a Qualified Plan) and an Asset Rebalancing Request in proper form must be received by the Company at the T. Rowe Price Variable Annuity Service Center. You may not have in effect at the same time Dollar Cost Averaging and Asset Rebalancing Options. An Asset Rebalancing Request form is available upon request. On the form, you must indicate the applicable Subaccounts, the applicable time period and the percentage of Account Value to be allocated to each Subaccount. If the Asset Rebalancing Option is elected, all Account Value allocated to the Subaccounts must be included in the Asset Rebalancing Option.

      Upon receipt of the Asset Rebalancing Request form, the Company will effect an exchange among the Subaccounts based upon the percentages that you selected. Thereafter, the Company will exchange Account Value to maintain that allocation on each quarterly, semiannual or annual anniversary, as applicable, of the date of the Company's receipt of the Asset Rebalancing Request in proper form. The amounts exchanged will be credited at the price of the Subaccount as of the end of the Valuation Date on which the exchange is effected. Amounts periodically exchanged under this option are not included in the six exchanges per Contract Year that generally are allowed as discussed under "Exchanges of Account Value."

      You may make changes to the option by writing to the Company's T. Rowe Price Variable Annuity Service Center or by telephone provided the proper form is completed, signed, and filed at the Company's T. Rowe Price Variable Annuity Service Center. You may instruct the Company at any time to terminate this option by written request to the T. Rowe Price Variable Annuity Service Center. This option will terminate automatically in the event that you exchange Account Value outside the Asset Rebalancing Option by written request or telephone instructions. In either event, the Account Value in the Subaccounts that has not been exchanged will remain in those Subaccounts regardless of the percentage allocation unless you instruct us otherwise. If you wish to continue Asset Rebalancing after it has been canceled, you must complete a new Asset Rebalancing Request form and send it to the T. Rowe Price Variable Annuity Service Center. The Account Value at the time the request is made must be at least $10,000 ($2,000 for a Contract funding a Qualified Plan). The Company may discontinue, modify, or suspend the Asset Rebalancing Option at any time provided that, as required by its contract with Investment Services, the Company first obtains the consent of Investment Services. The Company does not currently charge a fee for this option.

      Account Value allocated to the Fixed Interest Account may be included in Asset Rebalancing option, subject to certain restrictions described under "The Fixed Interest Account."

VARIABLE ANNUITY PROSPECTUS                                                   21
--------------------------------------------------------------------------------

Exchanges of Account Value

      You may exchange Account Value among the Subaccounts upon proper written request to the T. Rowe Price Variable Annuity Service Center both before and after the Annuity Payout Date. You may exchange Account Value (other than exchanges in connection with the Dollar Cost Averaging or Asset Rebalancing Options) by telephone if the proper form has been completed, signed, and filed at the T. Rowe Price Variable Annuity Service Center. Up to six exchanges are allowed in any Contract Year. The minimum exchange amount is $500 ($200 under the Dollar Cost Averaging Option), or the amount remaining in a given Subaccount. The minimum exchange amount does not apply to exchanges under the Dollar Cost Averaging or Asset Rebalancing Options.

      The Company generally effects exchanges between Subaccounts at their respective Accumulation Unit values as of the close of the Valuation Period during which the exchange request is received; however, exchange requests received at or after the cut-off time of 3:00 p.m. Central time on any Valuation Date will be effected at the Accumulation Unit value determined on the following Valuation Date. See "Cut-Off Times."

      You may also exchange Account Value to the Fixed Interest Account; however, exchanges from the Fixed Interest Account to the Subaccounts are restricted as described under "The Fixed Interest Account." The Company does not assess an exchange fee on exchanges. For a discussion of exchanges after the Annuity Payout Date, see "Annuity Payments."

      Frequent Exchange Restrictions

      The Contract is not designed for organizations or individuals engaging in a market timing strategy, or making programmed exchanges, frequent exchanges or exchanges that are large in relation to the total assets of the Portfolios. These kinds of strategies and exchange activities may disrupt portfolio management of the Portfolios in which the Subaccounts invest (such as requiring the Portfolios to maintain a high level of cash or causing the Portfolios to liquidate investments prematurely to pay withdrawals), hurt Portfolio performance, and drive Portfolio expenses (such as brokerage and administrative expenses) higher. In addition, because other insurance companies and/or retirement plans may invest in the Portfolios, the risk exists that the Portfolios may suffer harm from programmed, frequent, or large exchanges among subaccounts of variable contracts issued by other insurance companies or among investment options available to retirement plan participants. These risks and costs are borne by all shareholders of the affected Portfolios, Owners with Account Value allocated to the corresponding Subaccount (as well as their Designated Beneficiaries and Annuitants) and long-term investors who do not generate these costs.

      The Company has in place policies and procedures designed to restrict exchanges if we determine that you are engaging in a pattern of exchanges that is disruptive to the Portfolios or potentially disadvantageous to other Owners with Account Value allocated to the applicable Subaccount (regardless of the number of previous exchanges the Owner has made during the Contract Year). In making this determination, we monitor exchanges among the Subaccounts and consider among other things, the following factors:

            o   The total dollar amount being exchanged;

            o The number of exchanges you made within the previous three months;

            o Whether your exchanges appear to follow a pattern designed to take advantage of short-term market fluctuations; and

VARIABLE ANNUITY PROSPECTUS                                                   22
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            o   Whether your exchanges appear to be part of a group of exchanges made by a third party on behalf of the individual Owners in the group.


      If the Company determines that your exchange patterns among the Subaccounts are disruptive to the Portfolios or potentially disadvantageous to Owners, the Company may send you a letter notifying you that it is prohibiting you from making telephone exchanges or other electronic exchanges and instead requiring that you submit exchange requests in writing via regular U.S. mail for a disclosed period that begins on the date of the letter. In addition, if you make a certain number of exchanges from a Subaccount followed by an exchange to that Subaccount (or to a Subaccount followed by an exchange from that Subaccount) ("round trip exchanges") during the prior three-month period or such shorter period as specified in the chart below), the Company will prohibit further exchanges to that Subaccount until such exchanges may be made without violating the number of round trip exchanges permitted (please see the chart below).


      Table 5

      -----------------------------------------------------------------------------------------
                                                                                Number of Round
                                   Subaccount                                   Trip Exchanges*
      -----------------------------------------------------------------------------------------
      T. Rowe Price Prime Reserve                                                  Unlimited

      T. Rowe Price New America Growth, T. Rowe Price Equity Income,                   1
      T. Rowe Price Personal Strategy Balanced, T. Rowe Price Blue Chip
      Growth, T. Rowe Price Health Sciences, T. Rowe Price Equity Index
      500, T. Rowe Price Limited-Term Bond, T. Rowe Price Mid-Cap Growth,
      T. Rowe Price International Stock
      -----------------------------------------------------------------------------------------


      * Number of round trip exchanges that can be made in any three-month period before the Company will prohibit further exchanges to that Subaccount. Exchanges to the Subaccount will be prohibited until such exchange may be made without violating the number of round trip exchanges set forth above.


      In addition to the Company's own frequent exchange procedures, managers of the Portfolios may contact the Company if they believe or suspect that there is market timing or other potentially harmful trading, and, if so, the Company will take appropriate action to protect others. In particular, the Company may, and the Company reserves the right to, reverse a potentially harmful exchange. If the Company reverses a potentially harmful exchange, it will effect such reversal not later than the close of business on the second Valuation Date following the Valuation Date in which the original exchange was effected, and the Company will inform the Owner in writing at his or her address of record.


      To the extent permitted by applicable law, the Company reserves the right to reject an exchange request at any time that the Company is unable to purchase or redeem shares of any of the Portfolios because of any refusal or restriction on purchases or redemptions of their shares as a result of the Portfolio's policies and procedures on market timing activities or other potentially abusive exchanges. The Company also reserves the right to implement and administer redemption fees imposed by one or more of the Portfolios in the future. The Company expects to be contractually obligated to prohibit transfers by Owners identified by the Portfolios and to provide Owner transaction data to the Portfolios upon request. You should read the prospectuses of the Portfolios for more details on their ability to refuse or restrict purchases or redemptions of their shares.


      In its sole discretion, the Company may revise its market timing procedures at any time without prior notice as the Company deems necessary or appropriate to better detect and deter programmed, frequent, or large exchanges that may adversely affect other Owners or Portfolio shareholders, to comply with state or federal regulatory requirements, or to impose additional or alternate restrictions on market timers (such as dollar or percentage limits on exchanges). The Company may change its parameters to monitor for factors other than the number of "round trip exchanges" into and out of particular Subaccounts. For purposes of applying the parameters used to detect potential market timing and other

VARIABLE ANNUITY PROSPECTUS                                                   23
--------------------------------------------------------------------------------

      potentially harmful activity, the Company may aggregate exchanges made in two or more Contracts that it believes are connected (for example, two Contracts with the same Owner, or owned by spouses, or owned by different partnerships or corporations that are under common control, etc.).

      The Company does not include exchanges made pursuant to Dollar Cost Averaging and Asset Rebalancing Options in these limitations. The Company may vary its market timing procedures from Subaccount to Subaccount, and may be more restrictive with regard to certain Subaccounts than others. The Company may not always apply these detection methods to Subaccounts investing in Portfolios that, in its judgment, would not be particularly attractive to market timers or otherwise susceptible to harm by frequent exchanges.

      Contractowners seeking to engage in programmed, frequent, or large exchange activity may deploy a variety of strategies to avoid detection. The Company's ability to detect and deter such exchange activity is limited by operational systems and technological limitations. In addition, the terms of the Contract may also limit the Company's ability to restrict or deter harmful exchanges. Furthermore, the identification of Owners determined to be engaged in exchange activity that may adversely affect other Owners or Portfolio shareholders involves judgments that are inherently subjective. Accordingly, despite its best efforts, the Company cannot guarantee that its market timing procedures will detect every potential market timer, but the Company applies its market timing procedures consistently to all Owners without special arrangement, waiver, or exception. Because other insurance companies and/or retirement plans may invest in the Portfolios, the Company cannot guarantee that the Portfolios will not suffer harm from programmed, frequent, or large exchanges among subaccounts of variable contracts issued by other insurance companies or among investment options available to retirement plan participants.

      Because the Company cannot guarantee that it can restrict or deter all harmful exchange activity, Owners bear the risks associated with such activity, including potential disruption of portfolio management of the Portfolios and potentially lower Portfolio performance and higher Portfolio expenses. In addition, there is a risk that the Company will not detect harmful exchange activity on the part of some Owners and, as a result, the Company will inadvertently treat those Owners differently than Owners it does not permit to engage in harmful exchange activity. Moreover, due to the Company's operational and technological limitations, as well as possible variations in the market timing policies of other insurance companies and/or retirement plans that may also invest in the Portfolios, some Owners may be treated differently than others. Consequently, there is a risk that some Owners may be able to engage in market timing while others suffer the adverse effects of such trading activities.

Account Value

      The Account Value is the sum of the amounts under the Contract held in each Subaccount and the Fixed Interest Account. Account Value is determined as of any Valuation Date during the Accumulation Period and during the Annuity Period under Annuity Options 5 through 7.

      On each Valuation Date, the amount of Account Value allocated to any particular Subaccount will be adjusted to reflect the investment experience of that Subaccount. See "Determination of Account Value." Account Value allocated to the Subaccounts is not guaranteed by the Company. You bear the entire investment risk relating to the investment performance of Account Value allocated to the Subaccounts.

VARIABLE ANNUITY PROSPECTUS                                                   24
--------------------------------------------------------------------------------

Determination of Account Value

      Your Account Value will vary to a degree that depends upon several factors, including

      o Investment performance of the Subaccounts to which you have allocated Account Value,

      o   Interest credited to the Fixed Interest Account,

      o   Payment of purchase payments,

      o   Full and partial withdrawals,

      o   Annuity payments under Options 5 through 7 and

      o   Charges assessed in connection with the Contract.

      The amounts allocated to the Subaccounts will be invested in shares of the corresponding Portfolios. The investment performance of a Subaccount will reflect increases or decreases in the net asset value per share of the corresponding Portfolio and any dividends or distributions declared by the Portfolio. Any dividends or distributions from any Portfolio will be automatically reinvested in shares of the same Portfolio, unless the Company, on behalf of the Separate Account, elects otherwise.

      Assets in the Subaccounts are divided into Accumulation Units, which are accounting units of measure used to calculate the value of a Contractowner's interest in a Subaccount. When you allocate purchase payments to a Subaccount, your Contract is credited with Accumulation Units. The number of Accumulation Units to be credited is determined by dividing the dollar amount allocated to the particular Subaccount by the price for the Subaccount's Accumulation Units as of the end of the Valuation Period in which the purchase payment is credited.

      In addition, other transactions including full or partial withdrawals, exchanges, annuity payments under Options 5 through 7 and assessment of premium taxes against the Contract affect the number of Accumulation Units credited to a Contract. The number of units credited or debited in connection with any such transaction is determined by dividing the dollar amount of such transaction by the price of the Accumulation Unit of the affected Subaccount next determined after receipt of the transaction. The price of each Subaccount is determined on each Valuation Date as of the close of the New York Stock Exchange, normally 3:00 p.m. Central time. Transactions received at or after that time on any Valuation Date will be effected at the Accumulation Unit value determined on the following Valuation Date. See "Cut-Off Times." The price of each Subaccount may be determined earlier if trading on the New York Stock Exchange is restricted or as permitted by the SEC.

      The number of Accumulation Units credited to a Contract will not be changed by any subsequent change in the value of an Accumulation Unit, but the dollar value of an Accumulation Unit may vary from Valuation Date to Valuation Date depending upon the investment experience of the Subaccount and charges against the Subaccount.

      The price of each Subaccount's units initially was $10. The price of a Subaccount on any Valuation Date takes into account the following: (1) the investment performance of the Subaccount, which is based upon the investment performance of the corresponding Portfolio, (2) any dividends or distributions paid by the Portfolio, (3) the charges, if any, that may be assessed by the Company for taxes attributable to the operation of the Subaccount, and (4) the mortality and expense risk charge under the Contract.

VARIABLE ANNUITY PROSPECTUS                                                   25
--------------------------------------------------------------------------------

Cut-Off Times

      Any financial transactions involving your Contract, including those submitted by telephone, must be received by us before any announced closing of the New York Stock Exchange to be processed on the current Valuation Date. The New York Stock Exchange normally closes at 3:00 p.m. Central time so financial transactions must be received by that time (the "cut-off time"). Financial transactions received at or after the applicable cut-off time will be processed on the following Valuation Date. Financial transactions include exchanges, full and partial withdrawals, death benefit payments, and purchase payments.

Full and Partial Withdrawals

      An Owner may make a partial withdrawal of Account Value, or surrender the Contract for its Withdrawal Value. A full or partial withdrawal, including a systematic withdrawal, may be taken from Account Value at any time while the Owner is living, and before the Annuity Payout Date, subject to restrictions on partial withdrawals of Account Value from the Fixed Interest Account and limitations under the applicable plan for Qualified Plans and applicable law. Withdrawals after the Annuity Payout Date are permitted only under Annuity Options 5 through 8 (unless the Owner has elected fixed annuity payments under Option 8). See "Annuity Payments" for a discussion of withdrawals after the Annuity Payout Date. A full or partial withdrawal request will be effective as of the end of the Valuation Period that a proper written request is received by the Company at the T. Rowe Price Variable Annuity Service Center; however, if a withdrawal request is received on a Valuation Date at or after the cut-off time of 3:00 p.m. Central time, the withdrawal will be effected at the Accumulation Unit value determined on the following Valuation Date. See "Cut-Off Times." A proper written request must include the written consent of any effective assignee or irrevocable beneficiary, if applicable. You may direct Investment Services to apply the proceeds of a full or partial withdrawal to the purchase of shares of one or more of the T. Rowe Price Funds by so indicating in your written withdrawal request.

      The proceeds received upon a full withdrawal will be the Contract's Withdrawal Value. The Withdrawal Value generally is equal to the Account Value as of the end of the Valuation Period during which a proper withdrawal request is received by the Company at the T. Rowe Price Variable Annuity Service Center, less any uncollected premium taxes to reimburse the Company for any tax on premiums on a Contract that may be imposed by various states and municipalities. See "Premium Tax Charge." The Withdrawal Value during the Annuity Period under Option 8 is the present value of future annuity payments calculated using the assumed interest rate, less any uncollected premium taxes. See "Annuity Payments."

      You may request a partial withdrawal for a specified percentage or dollar amount of Account Value. Each partial withdrawal must be at least $500 except systematic withdrawals discussed below. A request for a partial withdrawal will result in a payment by the Company of the amount specified in the partial withdrawal request provided there is sufficient Account Value to meet the request. Upon payment, your Account Value will be reduced by an amount equal to the payment and any premium tax charge. See "Premium Tax Charge." If a partial withdrawal is requested that would leave the Withdrawal Value in the Contract less than $2,000, the Company reserves the right to treat the partial withdrawal as a request for a full withdrawal.

      The Company will deduct the amount of a partial withdrawal from the Account Value in the Subaccounts and the Fixed Interest Account, according to the Owner's instructions to the Company, subject to the restrictions on partial withdrawals from the Fixed Interest Account. See "The Fixed Interest Account." If you do not specify the allocation, the Company will contact you for instructions, and will effect the withdrawal as of the end of the Valuation Period in which such instructions are obtained. A full or partial withdrawal, including a systematic withdrawal, may be subject to a premium tax charge to

VARIABLE ANNUITY PROSPECTUS                                                   26
--------------------------------------------------------------------------------

      reimburse the Company for any tax on premiums on a Contract that may be imposed by various states and municipalities. See "Premium Tax Charge."

      A full or partial withdrawal, including a systematic withdrawal, may result in receipt of taxable income to the Owner and, if made prior to the Owner attaining age 59 1/2, may be subject to a 10% penalty tax. In the case of Contracts issued in connection with retirement plans that meet the requirements of Section 408 of the Internal Revenue Code, reference should be made to the terns of the particular Qualified Plan for any limitations or restrictions on withdrawals. For more information, see "Restrictions on Withdrawals from Qualified Plans." The tax consequences of a withdrawal under the Contract should be carefully considered. See "Federal Tax Matters."

Systematic Withdrawals

      The Company currently offers a feature under which you may select systematic withdrawals. Under this feature, an Owner may elect to receive systematic withdrawals while the Owner is living and before the Annuity Payout Date by sending a properly completed Systematic Withdrawal Request form to the T. Rowe Price Variable Annuity Service Center. Systematic withdrawals are available only prior to the Annuity Payout Date. You may direct Investment Services to apply the proceeds of a systematic withdrawal to the purchase of shares of one or more of the T. Rowe Price Funds by so indicating on the Systematic Withdrawal Request form. An Owner may designate the systematic withdrawal amount as a percentage of Account Value allocated to the Subaccounts and/or Fixed Interest Account, as a specified dollar amount, as all earnings in the Contract, or based upon the life expectancy of the Owner or the Owner and a beneficiary. An Owner also may designate the desired frequency of the systematic withdrawals, which may be monthly, quarterly, semiannual, or annual. The Owner may stop or modify systematic withdrawals upon proper written request to the T. Rowe Price Variable Annuity Service Center at least 30 days in advance of the requested date of termination or modification. A proper request must include the written consent of any effective assignee or irrevocable beneficiary, if applicable.

      Each systematic withdrawal must be at least $100. Upon payment, your Account Value will be reduced by an amount equal to the payment proceeds plus any applicable premium tax.

      In no event will payment of a systematic withdrawal exceed the Withdrawal Value. The Contract will automatically terminate if a systematic withdrawal causes the Contract's Withdrawal Value to equal $0.

      The Company will effect each systematic withdrawal as of the end of the Valuation Period during which the withdrawal is scheduled. The deduction caused by the systematic withdrawal will be allocated to your Account Value in the Subaccounts and the Fixed Interest Account based on your instructions.

      The Company may, at any time, discontinue, modify, or suspend systematic withdrawals provided that, as required by its contract with Investment Services, the Company first obtains the consent of Investment Services. Systematic withdrawals from Account Value allocated to the Fixed Interest Account must provide for payments over a period of not less than 36 months as described under "The Fixed Interest Account." You should consider carefully the tax consequences of a systematic withdrawal, including the 10% penalty tax which may be imposed on withdrawals made prior to the Owner attaining age 59 1/2. See "Federal Tax Matters."

Free-Look Right

      You may return a Contract within the Free-Look Period, which is generally a ten-day period beginning when you receive the Contract. Purchase payments received during the Free-Look Period will be allocated according to your instructions contained in the application or more recent instructions, if any.

VARIABLE ANNUITY PROSPECTUS                                                   27
--------------------------------------------------------------------------------

      If you return your Contract during the Free-Look Period, the Company will then deem void the returned Contract and will refund to you purchase payments allocated to the Fixed Interest Account. The Company will also refund any Account Value allocated to the Subaccounts based upon the value of Accumulation Units next determined after we receive your Contract. The Company will return purchase payments allocated to the Subaccounts rather than Account Value in those states and circumstances in which it is required to do so.

Death Benefit

      You should consider the following provisions carefully when choosing the Designated Beneficiary, Annuitant, any Joint Annuitant, and any Joint Owner, as well as before changing any of these parties. Naming different persons as Owner(s), Annuitant(s) and Designated Beneficiary(ies) can have important impacts on whether the death benefit is paid, and on who would receive it.

      If the Owner dies prior to the Annuity Payout Date while this Contract is in force, the Company will calculate the death benefit proceeds payable to the Designated Beneficiary as of the Valuation Date the Company receives due proof of the Owner's death and instructions regarding payment to the Designated Beneficiary. If there are Joint Owners, the death benefit proceeds will be calculated upon receipt of due proof of death of either Owner and instructions regarding payment.

      If the surviving spouse of the deceased Owner is the sole Designated Beneficiary, such spouse may elect to continue the Contract in force, subject to certain limitations. See "Distribution Requirements." If the Owner is not a natural person, the death benefit proceeds will be payable upon receipt of due proof of death of the Annuitant prior to the Annuity Payout Date and instructions regarding payment, and the amount of the death benefit is based on the age of the oldest Annuitant on the date the Contract was issued. If the death of the Owner occurs on or after the Annuity Payout Date, any death benefit will be determined according to the terms of the Annuity Option. See "Annuity Options."

      The death benefit proceeds will be the death benefit reduced by any uncollected premium tax. If the age of each Owner (or Annuitant, if the Owner is not a natural person) was 75 or younger on the Contract Date and an Owner dies prior to the Annuity Payout Date while this Contract is in force, the amount of the death benefit will be the greatest of:

      1. The Account Value on the Valuation Date due proof of death and instructions regarding payment are received by the Company at the T. Rowe Price Variable Annuity Service Center,

      2. The sum of all purchase payments, less any reductions caused by previous withdrawals, or

      3.    The stepped-up death benefit.

      The stepped-up death benefit is:

      o the highest death benefit on any annual Contract anniversary that is both an exact multiple of five and occurs prior to the oldest Owner attaining age 76, plus

      o any purchase payments made since the applicable fifth annual Contract anniversary, less

      o   any withdrawals since the applicable anniversary.

      If an Owner dies prior to the Annuity Payout Date and the Contract was issued to the Owner after age 75, the amount of the death benefit will be the Account Value as of the end of the Valuation Period in which

VARIABLE ANNUITY PROSPECTUS                                                   28
--------------------------------------------------------------------------------

      due proof of death and instructions regarding payment are received by the Company at the T. Rowe Price Variable Annuity Service Center.

      The death benefit for Contracts issued in Florida is different than the death benefit described above. For Contracts issued in Florida, the death benefit, regardless of age at issue, is the greater of:

      1. The Account Value on the Valuation Date due proof of death and instructions regarding payment are received by the Company at the T. Rowe Price Variable Annuity Service Center, or

      2. The sum of all purchase payments, less any reductions caused by previous withdrawals.

      The Company will pay the death benefit proceeds to the Designated Beneficiary in a single sum or under one of the Annuity Options, as elected by the Designated Beneficiary. However, if the Owner has completed a restricted beneficiary designation form, the death benefit proceeds will be paid to the Designated Beneficiary in the manner specified on the form. If the Designated Beneficiary is to receive annuity payments under an Annuity Option, there may be limits under applicable law on the amount and duration of payments that the beneficiary may receive, and requirements respecting timing of payments. A tax adviser should be consulted in considering Annuity Options. See "Federal Tax Matters" and "Distribution Requirements" for a discussion of the tax consequences in the event of death.

Distribution Requirements

      For Contracts issued in connection with a Non-Qualified Plan, if the surviving spouse of the deceased Owner is the sole Designated Beneficiary, such spouse may elect to continue this Contract in force until the earlier of the spouse's death or the Annuity Payout Date or receive the death benefit proceeds. If the surviving spouse elects to continue the Contract, no death benefit will be paid and Account Value will not be adjusted to reflect the amount of any death benefit; provided, however, that the Designated Beneficiary will be entitled to receive the death benefit proceeds in accordance with the terms of the Contract upon the death of the surviving spouse.

      For any Designated Beneficiary other than a surviving spouse, only those options may be chosen that provide for complete distribution of such Owner's interest in the Contract within five years of the death of the Owner. If the Designated Beneficiary is a natural person, that person alternatively can elect to begin receiving annuity payments within one year of the Owner's death over a period not extending beyond his or her life or life expectancy. If the Owner of the Contract is not a natural person, these distribution rules are applicable upon the death of or a change in the primary Annuitant.

      For Contracts issued in connection with a Qualified Plan, the terms of the particular Qualified Plan and the Internal Revenue Code should be reviewed with respect to limitations or restrictions on distributions following the death of the Owner or Annuitant. Because the rules applicable to Qualified Plans are extremely complex, a competent tax adviser should be consulted.

Death of the Annuitant

      If the Annuitant dies prior to the Annuity Payout Date, and the Owner is a natural person and is not the Annuitant, no death benefit proceeds will be payable under the Contract. The Owner may name a new Annuitant within 30 days of the Annuitant's death. If a new Annuitant is not named, the Company will designate the Owner as Annuitant. On the death of the Annuitant on or after the Annuity Payout Date, any guaranteed payments remaining unpaid will continue to be paid to the Designated Beneficiary pursuant to the Annuity Option in force at the date of death. See "Annuity Options."

VARIABLE ANNUITY PROSPECTUS                                                   29
--------------------------------------------------------------------------------

CHARGES AND DEDUCTIONS
--------------------------------------------------------------------------------

Mortality and Expense Risk Charge

      The Company deducts a daily charge from the assets of each Subaccount for mortality and expense risks assumed by the Company under the Contract. The charge generally is equal to an annual rate of 0.55% of each Subaccount's average daily net assets. This amount is intended to compensate the Company for certain mortality and expense risks the Company assumes in offering and administering the Contract and in operating the Subaccounts.

      The expense risk is the risk that the Company's actual expenses in issuing and administering the Contract and operating the Subaccounts will be more than the charges assessed for such expenses. The mortality risk borne by the Company is the risk that Annuitants, as a group, will live longer than the Company's actuarial tables predict. In this event, the Company guarantees that annuity payments will not be affected by a change in mortality experience that results in the payment of greater annuity income than assumed under the Annuity Options in the Contract. The Company also assumes a mortality risk in connection with the death benefit under the Contract.

      The Company may ultimately realize a profit from the mortality and expense risk charge to the extent it is not needed to cover mortality and administrative expenses, but the Company may realize a loss to the extent the charge is not sufficient. The Company may use any profit derived from this charge for any lawful purpose, including any promotional and administrative expenses, and compensation paid by the Company to Investment Services or an affiliate thereof. Until August 2003, the Company paid Investment Services at the annual rate of 0.10% of each Subaccount's average daily net assets for administrative services.

Premium Tax Charge

      Various states and municipalities impose a tax on premiums on annuity contracts received by insurance companies. Whether or not a premium tax is imposed will depend upon, among other things, the Owner's state of residence, the Annuitant's state of residence, and the insurance tax laws and the Company's status in a particular state. The Company assesses a premium tax charge to reimburse itself for premium taxes that it incurs in connection with a Contract. The Company deducts this charge when due, typically upon the Annuity Payout Date, upon full or partial withdrawal, or upon payment of the death benefit, if premium taxes are incurred at that time and are not refundable. The Company reserves the right to deduct premium taxes when due or anytime thereafter. Premium tax rates currently range from 0% to 3.5%, but are subject to change by a governmental entity.

Other Charges

      The Company may charge the Separate Account or the Subaccounts for the federal, state, or local taxes incurred by the Company that are attributable to the Separate Account or the Subaccounts, or to the operations of the Company with respect to the Contract, or that are attributable to payment of premiums or acquisition costs under the Contract. No such charge is currently assessed. See "Tax Status of the Company and the Separate Account" and "Charge for the Company's Taxes."

Guarantee of Certain Charges

      The Company guarantees that the charge for mortality and expense risks will not exceed an annual rate of 0.55% of each Subaccount's average daily net assets.

Fund Expenses

      Each Subaccount of the Separate Account purchases shares at the net asset value of the corresponding Portfolio. Each Portfolio's net asset value reflects the investment management fee and other expenses

VARIABLE ANNUITY PROSPECTUS                                                   30
--------------------------------------------------------------------------------


      that are deducted from the assets of the Fund. These fees and expenses are not deducted from the Subaccounts, but are paid from the assets of the corresponding Portfolio. As a result, you indirectly bear a pro rata portion of such fees and expenses. The management fees and other expenses, if any, which are more fully described in each Portfolio's prospectus, are not specified or fixed under the terms of the Contract, and may vary from year to year. The Company bears no responsibility for such fees and expenses.


ANNUITY PAYMENTS
--------------------------------------------------------------------------------

General

      You may select the Annuity Payout Date at the time of application. You may not defer the Annuity Payout Date beyond the Annuitant's 90th birthday, although the terms of a Qualified Plan and the laws of certain states may require you start annuity payments at an earlier age. If you do not select an Annuity Payout Date, the Annuity Payout Date will be the later of the Annuitant's 70th birthday or the tenth annual Contract Anniversary. If you do not select an Annuity Option, Annuity Payments will not begin until you make a selection, which may be after the Annuity Payout Date. See "Selection of an Option." If there are Joint Annuitants, the birth date of the older Annuitant will be used to determine the latest Annuity Payout Date. A letter will be sent to the Owner on the proposed Annuity Payout Date requesting that the Owner confirm this date or select a new date.

      On the Annuity Payout Date, the Account Value as of that date, less any premium taxes, will be applied to provide an annuity under one of the Options described below. Each Option is available in two forms--either as a variable annuity for use with the Subaccounts or as a fixed annuity for use with the Fixed Interest Account. A combination variable and fixed annuity is also available under Options 5 through 7. Your payment choices for each Annuity Option are set forth in the table below.

      Table 6

      ------------------------------------------------------------------------------------------------------------
                                                                                            Combination Variable
        Annuity Option                                   Variable Annuity   Fixed Annuity    and Fixed Annuity
      ------------------------------------------------------------------------------------------------------------
        Option 1 - Life Income                                  X                 X
      ------------------------------------------------------------------------------------------------------------
        Option 2 - Life Income with Period Certain              X                 X
      ------------------------------------------------------------------------------------------------------------
        Option 3 - Life Income with Installment Refund          X                 X
      ------------------------------------------------------------------------------------------------------------
        Option 4 - Joint and Last Survivor                      X                 X
      ------------------------------------------------------------------------------------------------------------
        Option 5 - Payments for a Specified Period              X                 X                   X
      ------------------------------------------------------------------------------------------------------------
        Option 6 - Payments of a Specified Amount               X                 X                   X
      ------------------------------------------------------------------------------------------------------------
        Option 7 - Age Recalculation                            X                 X                   X
      ------------------------------------------------------------------------------------------------------------
        Option 8 - Period Certain                               X                 X
      ------------------------------------------------------------------------------------------------------------

      Variable Annuity Payments will fluctuate with the investment performance of the applicable Subaccounts while fixed Annuity Payments will not. Unless you direct otherwise, proceeds derived from Account Value allocated to the Subaccounts will be applied to purchase a variable annuity and proceeds derived from Account Value allocated to the Fixed Interest Account will be applied to purchase a fixed annuity. The proceeds under the Contract will be equal to your Account Value in the Subaccounts and the Fixed Interest Account as of the Annuity Payout Date, reduced by any applicable premium taxes.

      You may elect to receive Annuity Payments on a monthly, quarterly, semiannual, or annual basis. No Annuity Payments will be made for less than $100. You may direct Investment Services to apply the proceeds of an Annuity Payment to shares of one or more of the T. Rowe Price Funds by submitting a written request to the T. Rowe Price Variable Annuity Service Center. If the frequency of payments

VARIABLE ANNUITY PROSPECTUS                                                   31
--------------------------------------------------------------------------------

      selected would result in payments of less than $100, the Company reserves the right to change the frequency. For example, if you select monthly payments and your payment amount would be $75 per month, the Company could elect to change your payment frequency to quarterly as less frequent payments will result in a larger payment amount (assuming the same amount is applied to purchase the annuity).

      You may designate or change an Annuity Payout Date, Annuity Option, or Annuitant, provided proper written notice is received at the T. Rowe Price Variable Annuity Service Center at least 30 days prior to the Annuity Payout Date set forth in the Contract. The date selected as the new Annuity Payout Date must be at least 30 days after the date written notice requesting a change of Annuity Payout Date is received at the T. Rowe Price Variable Annuity Service Center.

Exchanges and Withdrawals

      During the Annuity Period, you may exchange Account Value or Payment Units among the Subaccounts upon proper written request to the T. Rowe Price Variable Annuity Service Center. Up to six exchanges are allowed in any Contract Year. Exchanges of Account Value or Payment Units during the Annuity Period will result in future annuity payments based upon the performance of the Subaccounts to which the exchange is made.

      The Owner may exchange Payment Units under Options 1 through 4 and 8 and may exchange Account Value among the Subaccounts and the Fixed Interest Account under Options 5 through 7, subject to the restrictions on exchanges from the Fixed Interest Account described under the "Fixed Interest Account." The minimum amount of Account Value that may be exchanged is $500 or, if less, the amount remaining in the Fixed Interest Account or Subaccount.

      Once Annuity Payments have commenced under Options 1 through 4, an Annuitant or Owner cannot change the Annuity Option and cannot make partial withdrawals or surrender his or her annuity for the Withdrawal Value. An Owner also cannot change the Annuity Option or make partial withdrawals or surrender his or her annuity for the Withdrawal Value if he or she has elected fixed annuity payments under Option 8. Under Annuity Options 5 through 7, an Owner may make full or partial withdrawals of Account Value (other than systematic withdrawals), subject to any applicable premium tax charge and the restrictions on withdrawals from the Fixed Interest Account.

      If an Owner has elected variable annuity payments or a combination of variable and fixed annuity payments under Option 8, an Owner may elect to withdraw the present value of future annuity payments, commuted at the assumed interest rate, subject to a reduction for any uncollected premium tax. If the Owner elects a partial withdrawal under Option 8, future variable annuity payments will be reduced as a result of such withdrawal. The Company will make payment in the amount of the partial withdrawal requested and will reduce the amount of future annuity payments by a percentage that is equal to the ratio of (i) the partial withdrawal, plus any uncollected premium tax, over (ii) the present value of future annuity payments, commuted at the assumed interest rate. The number of Annuity Units used in calculating future variable annuity payments is reduced by the applicable percentage. The Owner may not make systematic withdrawals under Option 8. See "Annuity Payments" for more information with regard to how the Company calculates variable annuity payments.

Annuity Options

      The Contract provides for eight Annuity Options. The Company may make other Annuity Options available upon request at the discretion of the Company. If no Annuity Option has been selected, the Contract provides that Annuity Payments will be made to the Annuitant under Option 2 which shall be an annuity payable monthly during the lifetime of the Annuitant with payments guaranteed to be made

VARIABLE ANNUITY PROSPECTUS                                                   32
--------------------------------------------------------------------------------

      for 10 years. The Company, however, will not begin Annuity Payments under any Annuity Option until the Owner has contacted the Company with specific instructions that reconfirm the Annuity Option and Annuity Payout Date set forth in the Contract. The Annuity Options are set forth below.

      Option 1 - Life Income Periodic Annuity Payments will be made during the lifetime of the Annuitant. It is possible under this Option for an Annuitant to receive only one Annuity Payment if the Annuitant's death occurred prior to the due date of the second Annuity Payment, two if death occurred prior to the due date of the third Annuity Payment, etc. There is no minimum number of payments guaranteed under this option. Payments will cease upon the death of the Annuitant regardless of the number of payments received.

      Option 2 - Life Income with Period Certain of 5, 10, 15, or 20 Years Periodic Annuity Payments will be made during the lifetime of the Annuitant with the promise that if, at the death of the Annuitant, payments have been made for less than a stated period, which may be 5, 10, 15, or 20 years, as elected by the Owner, Annuity Payments will be continued during the remainder of such period to the Designated Beneficiary. Upon the Annuitant's death after the period certain, no further annuity payments will be made.

      Option 3 - Life Income with Installment or Unit Refund Option Periodic Annuity Payments will be made during the lifetime of the Annuitant with the promise that, if at the death of the Annuitant, the number of payments that has been made is less than the number determined by dividing the amount applied under this Option by the amount of the first payment, Annuity Payments will be continued to the Designated Beneficiary until that number of Annuity Payments has been made.

      Option 4 - Joint and Last Survivor Annuity Payments will be made as long as either Annuitant is living. Upon the death of one Annuitant, Annuity Payments continue to the surviving Annuitant at the same or a reduced level of 75%, 66 2/3% or 50% of Annuity Payments as elected by the Owner at the time the Annuity Option is selected. With respect to fixed Annuity Payments, the amount of the Annuity Payment and, with respect to variable annuity payments, the number of Payment Units used to determine the Annuity Payment, is reduced as of the first Annuity Payment following the Annuitant's death. It is possible under this Option for only one Annuity Payment to be made if both Annuitants died prior to the second Annuity Payment due date, two if both died prior to the third Annuity Payment due date, etc. As in the case of Option 1, there is no minimum number of payments guaranteed under this option. Payments cease upon the death of the last surviving Annuitant, regardless of the number of payments received.

      Option 5 - Payments for Specified Period Periodic Annuity Payments will be made for a fixed period, which may be from 5 to 20 years, as elected by the Owner. The amount of each Annuity Payment is determined by dividing Account Value by the number of Annuity Payments remaining in the period. If, at the death of all Annuitants, payments have been made for less than the selected fixed period, the remaining unpaid payments will be paid to the Designated Beneficiary.

      Option 6 - Payments of a Specified Amount Periodic Annuity Payments of the amount elected by the Owner will be made until Account Value is exhausted, with the guarantee that, if, at the death of the Annuitant, all guaranteed payments have not yet been made, the remaining unpaid payments will be paid to the Designated Beneficiary. This Option is available only for Contracts issued in connection with Non-Qualified Plans.

      Option 7 - Age Recalculation Periodic Annuity Payments will be made based upon the Annuitant's life expectancy, or the joint life expectancy of the Annuitant and a beneficiary, at the Annuitant's attained age (and the beneficiary's attained or adjusted age, if applicable) each year. The payments are computed

VARIABLE ANNUITY PROSPECTUS                                                   33
--------------------------------------------------------------------------------

      by reference to government actuarial tables and are made until Account Value is exhausted. Upon the Annuitant's death, any Account Value will be paid to the Designated Beneficiary.

      Option 8 - Period Certain Periodic Annuity Payments will be made for a stated period, which may be 5, 10, 15 or 20 years, as elected by the Owner. This option differs from Option 5 in that Annuity Payments are calculated on the basis of Payment Units. If the Annuitant dies prior to the end of the period certain, the remaining payments will be made to the Designated Beneficiary.

Selection of an Option

      You should carefully review the Annuity Options with your financial or tax adviser. For Contracts used in connection with a Qualified Plan, reference should be made to the terms of the particular plan and the requirements of the Internal Revenue Code for pertinent limitations respecting Annuity Payments and other matters. For instance, Qualified Plans generally require that Annuity Payments begin no later than April 1 of the calendar year following the year in which the Annuitant reaches age 70 1/2. In addition, under a Qualified Plan, the period elected for receipt of Annuity Payments under Annuity Options (other than life income) generally may be no longer than the joint life expectancy of the Annuitant and beneficiary in the year that the Annuitant reaches age 70 1/2, and must be shorter than such joint life expectancy if the beneficiary is not the Annuitant's spouse and is more than 10 years younger than the Annuitant.

      The Company does not allow the Annuity Payout Date to be deferred beyond the Annuitant's 90th birthday.

Annuity Payments

      Annuity Payments under Options 1 through 4 and 8 are based upon annuity rates that vary with the Annuity Option selected. In the case of Options 1 through 4 the annuity rates will vary based upon the age and sex of the Annuitant, except that unisex rates are used where required by law. The annuity rates reflect the Annuitant's life expectancy based upon the Annuitant's age as of the Annuity Payout Date and the Annuitant's gender, unless unisex rates apply. The annuity rates are based upon the 1983(a) mortality table projected for mortality improvement for 45 years using projection scale G and are adjusted to reflect an assumed interest rate of 3.5%, compounded annually. See the table below for the basis of annuity rates. In the case of Options 5, 6 and 7, Annuity Payments are based upon Account Value without regard to annuity rates.

                                 Basis of Annuity Rates

                ---------------------------------------------------------
                     Options 1-4                      Option 8

                Assumed Interest Rate           Assumed Interest Rate

                Mortality Table 1983(a)
                projected for mortality
                improvement using
                projection scale G
                ---------------------------------------------------------

      The Company calculates variable Annuity Payments under Options 1 through 4 and 8 using Payment Units. The value of a Payment Unit for each Subaccount is determined as of each Valuation Date and was initially $1.00. The Payment Unit value of a Subaccount as of any subsequent Valuation Date is determined by adjusting the Payment Unit value on the previous Valuation Date for (1) the interim performance of the corresponding Portfolio; (2) any dividends or distributions paid by the corresponding

VARIABLE ANNUITY PROSPECTUS                                                   34
--------------------------------------------------------------------------------

      Portfolio; (3) the mortality and expense risk charge; (4) the charges, if any, that may be assessed by the Company for taxes attributable to the operation of the Subaccount; and (5) the assumed interest rate.

      The Company determines the number of Payment Units used to calculate each variable Annuity Payment as of the Annuity Payout Date. As discussed above, the Contract specifies annuity rates for Options 1 through 4 and 8 for each $1,000 applied to the Annuity Option. The Account Value as of the Annuity Payout Date, less any applicable premium taxes, is divided by $1,000 and the result is multiplied by the rate per $1,000 specified in the annuity tables to determine the initial Annuity Payment for a variable annuity and the guaranteed monthly Annuity Payment for a fixed annuity.

      On the Annuity Payout Date, the Company divides the initial variable Annuity Payment by the value as of that date of the Payment Unit for the applicable Subaccount to determine the number of Payment Units to be used in calculating subsequent Annuity Payments. If variable Annuity Payments are allocated to more than one Subaccount, the number of Payment Units will be determined by dividing the portion of the initial variable Annuity Payment allocated to a Subaccount by the value of that Subaccount's Payment Unit as of the Annuity Payout Date. The initial variable Annuity Payment is allocated to the Subaccounts in the same proportion as the Account Value is allocated as of the Annuity Payout Date. The number of Payment Units will remain constant for subsequent Annuity Payments, unless the Owner exchanges Payment Units among Subaccounts or makes a withdrawal under Option 8.

      Subsequent variable Annuity Payments are calculated by multiplying the number of Payment Units allocated to a Subaccount by the value of the Payment Unit as of the date of the Annuity Payment. If the Annuity Payment is allocated to more than one Subaccount, the Annuity Payment is equal to the sum of the payment amount determined for each Subaccount.

Assumed Interest Rate

      As discussed above, the annuity rates for Options 1 through 4 and 8 are based upon an assumed interest rate of 3.5%, compounded annually. Variable Annuity Payments generally increase or decrease from one Annuity Payment date to the next based upon the net performance (returns after fees and expenses) of the applicable Subaccounts during the interim period adjusted for the assumed interest rate. If the net performance of the Subaccount selected is equal to the assumed interest rate, the Annuity Payments will remain constant. If the net performance of the Subaccounts is greater than the assumed interest rate, the Annuity Payments will increase and if it is less than the assumed interest rate, the Annuity Payments will decline. A higher assumed interest rate, for example 5%, would mean a higher initial Annuity Payment but the amount of the Annuity Payment would increase more slowly in a rising market (or the amount of the Annuity Payment would decline more rapidly in a declining market). A lower assumed interest rate, for example 3.5%, would have the opposite effect.

THE FIXED INTEREST ACCOUNT
--------------------------------------------------------------------------------

      You may allocate all or a portion of your purchase payments, and exchange Account Value, to the Fixed Interest Account. Amounts allocated to the Fixed Interest Account become part of the Company's General Account, which supports the Company's insurance and annuity obligations. The General Account is subject to regulation and supervision by the Kansas Department of Insurance and is also subject to the insurance laws and regulations of other jurisdictions in which the Contract is distributed. In reliance on certain exemptive and exclusionary provisions, interests in the Fixed Interest Account have not been registered as securities under the Securities Act of 1933 (the "1933 Act") and the Fixed Interest Account has not been registered as an investment company under the Investment Company Act of 1940 (the "1940 Act"). Accordingly, neither the Fixed Interest Account nor any interests therein are generally subject to the provisions of the 1933 Act or the 1940 Act. The Company has been advised that the staff of the SEC has not reviewed the disclosure in this Prospectus relating to the Fixed Account. The disclosure, however,

VARIABLE ANNUITY PROSPECTUS                                                   35
--------------------------------------------------------------------------------

      may be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of statements made in the Prospectus. This Prospectus is generally intended to serve as a disclosure document only for aspects of the Contract involving the Separate Account and contains only selected information regarding the Fixed Interest Account. For more information regarding the Fixed Interest Account, see "The Contract."

      Amounts allocated to the Fixed Interest Account become part of the General Account of the Company, which consists of all assets owned by the Company other than those in the Separate Account and other separate accounts of the Company. Subject to applicable law, the Company has sole discretion over the investment of the assets of its General Account.

Interest

      Account Value allocated to the Fixed Interest Account earns interest at a fixed rate or rates that are paid by the Company. The Account Value in the Fixed Interest Account earns interest at an interest rate that is guaranteed to be at least a specified minimum ("Guaranteed Rate"). The Guaranteed Rate accrues daily and is an annual effective rate of 1% to 3% based upon the state in which the Contract is issued and the requirements of that state. Such interest will be paid regardless of the actual investment experience of the Company's General Account. The principal, after charges and deductions, also is guaranteed. In addition, the Company may in its discretion pay interest at a rate ("Current Rate") that exceeds the Guaranteed Rate. The Company will determine the Current Rate, if any, from time to time. Because the Company may declare a Current Rate in its sole discretion, you assume the risk that interest credited to Account Value in the Fixed Interest Rate may not exceed the Guaranteed Rate.

      Account Value allocated or exchanged to the Fixed Interest Account will earn interest at the Guaranteed Rate (or Current Rate, if any, in effect on the date such portion of Account Value is allocated or exchanged to the Fixed Interest Account). The Current Rate paid on any such portion of Account Value allocated or exchanged to the Fixed Interest Account will be guaranteed for rolling periods of one or more years (each a "Guarantee Period"). The Company currently offers only Guarantee Periods of one year. Upon expiration of any Guarantee Period, a new Guarantee Period of the same duration begins with respect to that portion of Account Value, which will earn interest at the Current Rate, if any, declared by the Company on the first day of the new Guarantee Period.

      Because the Company may, in its sole discretion, anticipate changing the Current Rate from time to time, Account Value allocated or exchanged to the Fixed Interest Account at one point in time may be credited with a different Current Rate than amounts allocated or exchanged to the Fixed Interest Account at another point in time. For example, amounts allocated to the Fixed Interest Account in June may be credited with a different Current Rate than amounts allocated to the Fixed Interest Account in July. In addition, if Guarantee Periods of different durations are offered, Account Value allocated or exchanged to the Fixed Interest Account for a Guarantee Period of one duration may be credited with a different Current Rate than amounts allocated or exchanged to the Fixed Interest Account for a Guarantee Period of a different duration. Therefore, at any time, various portions of your Account Value in the Fixed Interest Account may be earning interest at different Current Rates depending upon the point in time such portions were allocated or exchanged to the Fixed Interest Account and the duration of the Guarantee Period. The Company bears the investment risk for the Account Value allocated to the Fixed Interest Account and for paying interest at the Guaranteed Rate on amounts allocated to the Fixed Interest Account.

      For purposes of determining the interest rates to be credited on Account Value in the Fixed Interest Account, withdrawals or exchanges from the Fixed Interest Account will be deemed to be taken in the following order:
      (1) from any portion of Account Value allocated to the Fixed Interest Account for which the Guarantee Period expires during the calendar month in which the withdrawal or exchange is effected; (2) then in the order beginning with that portion of such Account Value which has the longest

VARIABLE ANNUITY PROSPECTUS                                                   36
--------------------------------------------------------------------------------

      amount of time remaining before the end of its Guarantee Period and (3) ending with that portion which has the least amount of time remaining before the end of its Guarantee Period. For more information about exchanges and withdrawals from the Fixed Interest Account, see "Exchanges and Withdrawals" below.

      If permitted by your Contract, the Company may discontinue accepting purchase payments or exchanges into the Fixed Interest Account at any time.

Death Benefit

      The death benefit under the Contract will be determined in the same fashion for a Contract that has Account Value in the Fixed Interest Account as for a Contract that has Account Value allocated to the Subaccounts. See "Death Benefit."

Contract Charges

      Premium taxes will be the same for Contractowners who allocate purchase payments or exchange Account Value to the Fixed Interest Account as for those who allocate purchase payments or exchange Account Value to the Subaccounts. The charge for mortality and expense risks will not be assessed against the Fixed Interest Account, and any amounts that the Company pays for income taxes allocable to the Subaccounts will not be charged against the Fixed Interest Account. In addition, you will not pay directly or indirectly the investment management fees and operating expenses of the Portfolios to the extent Account Value is allocated to the Fixed Interest Account; however, you also will not participate in the investment experience of the Subaccounts.

Exchanges and Withdrawals

      You may exchange amounts from the Subaccounts to the Fixed Interest Account and from the Fixed Interest Account to the Subaccounts, subject to the following limitations. Exchanges from the Fixed Interest Account are allowed only (1) from Account Value, the Guarantee Period of which expires during the calendar month in which the exchange is effected, (2) pursuant to the Dollar Cost Averaging Option provided that such exchanges are scheduled to be made over a period of not less than one year, and (3) pursuant to the Asset Rebalancing Option, provided that upon receipt of the Asset Rebalancing Request, Account Value is allocated among the Fixed Interest Account and the Subaccounts in the percentages selected by the Contractowner without violating the restrictions on exchanges from the Fixed Interest Account set forth in (1) above. Accordingly, if you desire to implement the Asset Rebalancing Option, you should do so at a time when Account Value may be exchanged from the Fixed Interest Account to the Subaccounts in the percentages selected by the Contractowner without violating the restrictions on exchanges from the Fixed Interest Account. Once you implement an Asset Rebalancing Option, the restrictions on exchanges will not apply to exchanges made pursuant to the Option.

      Up to six exchanges are allowed in any Contract Year and exchanges pursuant to the Dollar Cost Averaging and Asset Rebalancing Options are not included in the six exchanges allowed per Contract Year. The minimum amount that you may exchange from the Fixed Interest Account to the Subaccounts is the lesser of (i) $500 ($200 under the Dollar Cost Averaging Option) or (ii) the amount remaining in the Fixed Interest Account. The Company reserves the right to waive or limit the number of exchanges permitted each Contract Year, to suspend exchanges, to limit the amount that may be subject to exchanges and the amount remaining in an account after an exchange, and to impose conditions on the right to exchange.

      If Account Value is being exchanged from the Fixed Interest Account pursuant to the Dollar Cost Averaging or Asset Rebalancing Option or withdrawn from the Fixed Interest Account pursuant to

VARIABLE ANNUITY PROSPECTUS                                                   37
--------------------------------------------------------------------------------

      systematic withdrawals, any purchase payment allocated to, or Account Value exchanged to or from, the Fixed Interest Account will automatically terminate such Dollar Cost Averaging or Asset Rebalancing Option or systematic withdrawals, and any withdrawal from the Fixed Interest Account or the Subaccounts will automatically terminate the Asset Rebalancing Option. In the event of automatic termination of any of the foregoing options, the Company shall so notify the Contractowner, and the Contractowner may reestablish Dollar Cost Averaging, Asset Rebalancing, or systematic withdrawals by sending a written request to the Company, provided that the Owner's Account Value at that time meets any minimum amount required for the Dollar Cost Averaging or Asset Rebalancing Option.

      You may also make full withdrawals to the same extent as if you had allocated Account Value to the Subaccounts. A Contractowner may make a partial withdrawal from the Fixed Interest Account only (1) from Account Value, the Guarantee Period of which expires during the calendar month in which the partial withdrawal is effected, (2) pursuant to systematic withdrawals, and (3) once per Contract Year in an amount up to the greater of $5,000 or 10% of Account Value allocated to the Fixed Interest Account at the time of the partial withdrawal. Systematic withdrawals from Account Value allocated to the Fixed Interest Account must provide for payments over a period of not less than 36 months. See "Full and Partial Withdrawals" and "Systematic Withdrawals."

Payments from the Fixed Interest Account

      As required by most states, the Company reserves the right to delay any full and partial withdrawals and exchanges from the Fixed Interest Account for up to six months after a written request in proper form is received at the T. Rowe Price Variable Annuity Service Center. During the period of deferral, interest at the applicable interest rate or rates will continue to be credited to the amounts allocated to the Fixed Interest Account. The Company does not expect to delay payments from the Fixed Interest Account and will notify you if there will be a delay.

MORE ABOUT THE CONTRACT
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Ownership

      The Contractowner is the person named as such in the application or in any later change shown in the Company's records. While living, the Contractowner alone has the right to receive all benefits and exercise all rights that the Contract grants or the Company allows. The Owner may be an entity that is not a living person, such as a trust or corporation, referred to herein as "Non-Natural Persons." See "Federal Tax Matters."

      Joint Owners. The Joint Owners will be joint tenants with rights of survivorship and upon the death of an Owner, the surviving Owner shall be the sole Owner. Any Contract transaction requires the signature of all persons named jointly. Joint Owners are permitted only on a Contract issued pursuant to a Non-Qualified Plan.

Designation and Change of Beneficiary

      The Designated Beneficiary is the person having the right to the death benefit, if any, payable upon the death of the Owner or Joint Owner prior to the Annuity Payout Date. The Designated Beneficiary is the first person on the following list who, if a natural person, is alive on the date of death of the Owner or the Joint Owner: the Owner, the Joint Owner, the Primary Beneficiary; the Secondary Beneficiary; the Annuitant; or if none of the above are alive, the Owner's estate. The Primary Beneficiary is the individual named as such in the application or any later change shown in the Company's records. The Primary Beneficiary will receive the death benefit of the Contract only if he or she is alive on the date of death of both the Owner and any Joint Owner prior to the Annuity Payout Date. Because the death benefit of the Contract goes to the first person on the above list who is alive on the date of death of any


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      Owner, careful consideration should be given to the manner in which the
      Contract is registered, as well as the designation of the Primary Beneficiary. The Contractowner may change the Primary Beneficiary at any time while the Contract is in force by written request on forms provided by the Company and received by the Company at the T. Rowe Price Variable Annuity Service Center. The change will not be binding on the Company until it is received and recorded at the T. Rowe Price Variable Annuity Service Center. The change will be effective as of the date this form is signed subject to any payments made or other actions taken by the Company before the change is received and recorded. A Secondary Beneficiary may be designated. The Owner may designate a permanent Beneficiary whose rights under the Contract cannot be changed without the Beneficiary's consent.

Dividends

      The Contract is eligible to share in the surplus earnings of the Company. However, the current dividend scale is zero, and the Company does not anticipate that dividends will be paid.

Payments from the Separate Account

      The Company will pay any full or partial withdrawal benefit or death benefit proceeds from Account Value allocated to the Subaccounts, and will exchange Account Value between Subaccounts or from a Subaccount to the Fixed Interest Account, within seven days after a proper request is received at the T. Rowe Price Variable Annuity Service Center. However, the Company can postpone the payment of such a payment or exchange of amounts from the Subaccounts to the extent permitted under applicable law, which is currently permissible only for any period:

      o During which the New York Stock Exchange is closed other than customary weekend and holiday closings,

      o During which trading on the New York Stock Exchange is restricted as determined by the SEC,

      o During which an emergency, as determined by the SEC, exists as a result of which (i) disposal of securities held by the Separate Account is not reasonably practicable, or (ii) it is not reasonably practicable to determine the value of the assets of the Separate Account, or

      o For such other periods as the SEC may by order permit for the protection of investors.

      The Company reserves the right to delay payments of any full or partial withdrawal until all of your purchase payment checks have been honored by your bank.

Proof of Age and Survival

      The Company may require proof of age or survival of any person on whose life Annuity Payments depend.

Misstatements

      If you misstate the age or sex of an Annuitant or age of an Owner, the correct amount paid or payable by the Company under the Contract shall be such as the Account Value would have provided for the correct age or sex (unless unisex rates apply).


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VARIABLE ANNUITY PROSPECTUS                                                   39
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FEDERAL TAX MATTERS
--------------------------------------------------------------------------------

Introduction

      The Contract described in this Prospectus is designed for use by individuals in retirement plans which may or may not be Qualified Plans under the provisions of the Internal Revenue Code ("Code"). The ultimate effect of federal income taxes on the amounts held under a Contract, on annuity payments, and on the economic benefits to the Owner, the Annuitant, and the Beneficiary or other payee will depend upon the type of retirement plan, if any, for which the Contract is purchased, the tax and employment status of the individuals involved and a number of other factors. The discussion contained herein and in the Statement of Additional Information is general in nature and is not intended to be an exhaustive discussion of all questions that might arise in connection with a Contract. It is based upon the Company's understanding of the present federal income tax laws as currently interpreted by the Internal Revenue Service ("IRS"), and is not intended as tax advice. No representation is made regarding the likelihood of continuation of the present federal income tax laws or of the current interpretations by the IRS or the courts. Future legislation may affect annuity contracts adversely. Moreover, no attempt has been made to consider any applicable state or other laws. Because of the inherent complexity of the tax laws and the fact that tax results will vary according to the particular circumstances of the individual involved and, if applicable, the Qualified Plan, you should consult a qualified tax adviser regarding the purchase of a Contract, the selection of an Annuity Option under a Contract, the receipt of Annuity Payments under a Contract, or any other transaction involving a Contract. The Company does not make any guarantee regarding the tax status of, or tax consequences arising from, any Contract or any transaction involving the Contract.

Tax Status of the Company and the Separate Account

      General

      The Company intends to be taxed as a life insurance company under Part I, Subchapter L of the Code. Because the operations of the Separate Account form a part of the Company, the Company will be responsible for any federal income taxes that become payable with respect to the income of the Separate Account and its Subaccounts.

      Charge for the Company's Taxes

      A charge may be made for any federal taxes incurred by the Company that are attributable to the Separate Account, the Subaccounts, or to the operations of the Company with respect to the Contract or attributable to payments, premiums, or acquisition costs under the Contract. The Company will review the question of a charge to the Separate Account, the Subaccounts or the Contract for the Company's federal taxes periodically. Charges may become necessary if, among other reasons, the tax treatment of the Company or of income and expenses under the Contract is ultimately determined to be other than what the Company currently believes it to be, if there are changes made in the federal income tax treatment of variable annuities at the insurance company level, or if there is a change in the Company's tax status.

      Under current laws, the Company may incur state and local taxes (in addition to premium taxes) in several states. At present, these taxes are not significant. If there is a material change in applicable state or local tax laws, the Company reserves the right to charge the Separate Account or the Subaccounts for such taxes, if any, attributable to the Separate Account or Subaccounts.

      Diversification Standards

      Each of the Portfolios will be required to adhere to regulations issued by the Treasury Department pursuant to Section 817(h) of the Code prescribing asset diversification requirements for investment companies whose shares are sold to insurance company separate accounts funding variable contracts.


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VARIABLE ANNUITY PROSPECTUS                                                   40
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      Pursuant to these regulations, on the last day of each calendar quarter
      (or on any day within 30 days thereafter), no more than 55% of the total assets of a Portfolio may be represented by any one investment, no more than 70% may be represented by any two investments, no more than 80% may be represented by any three investments, and no more than 90% may be represented by any four investments. For purposes of Section 817(h), securities of a single issuer generally are treated as one investment, but obligations of the U.S. Treasury and each U.S. Governmental agency or instrumentality generally are treated as securities of separate issuers. The Separate Account, through the Portfolios, intends to comply with the diversification requirements of Section 817(h).

      In certain circumstances, owners of variable annuity contracts may be considered the owners, for federal income tax purposes, of the assets of the separate account used to support their contracts. In those circumstances, income and gains from the separate account assets would be includible in the variable contractowner's gross income. The IRS has stated in published rulings that a variable contractowner will be considered the owner of separate account assets if the contractowner possesses incidents of ownership in those assets, such as the ability to exercise investment control over the assets. The Treasury Department also announced, in connection with the issuance of regulations concerning diversification, that those regulations "do not provide guidance concerning the circumstances in which investor control of the investments of a segregated asset account may cause the investor (i.e., the policyowner), rather than the insurance company, to be treated as the owner of the assets in the account." This announcement also stated that guidance would be issued by way of regulations or rulings on the "extent to which policyholders may direct their investments to particular subaccounts without being treated as owners of the underlying assets." Guidance issued to date has no application to the Contract.

      The ownership rights under the Contract are similar to, but different in certain respects from, those described by the IRS in rulings in which it was determined that policyowners were not owners of separate account assets. For example in the present case, the Contractowner has additional flexibility in allocating purchase payments and Account Values than in the cases described in the rulings. These differences could result in a Contractowner being treated as the owner of a pro rata portion of the assets of the Separate Account. In addition, the Company does not know what standards will be set forth, if any, in the regulations or rulings which the Treasury Department has stated it expects to issue. The Company therefore reserves the right to modify the Contract, as it deems appropriate, to attempt to prevent a Contractowner from being considered the owner of a pro rata share of the assets of the Separate Account. Moreover, in the event that regulations or rulings are promulgated, there can be no assurance that the Portfolios will be able to operate as currently described in the Prospectus, or that the Funds will not have to change any Portfolio's investment objective or investment policies.

      Income Taxation of Annuities in General-Non-Qualified Plans

      Section 72 of the Code governs the taxation of annuities. In general, a Contractowner is not taxed on increases in value under an annuity contract until some form of distribution is made under the contract. However, the increase in value may be subject to tax currently under certain circumstances. See "Contracts Owned by Non-Natural Persons" and "Diversification Standards." Withholding of federal income taxes on all distributions may be required unless a recipient who is eligible elects not to have any amounts withheld and properly notifies the Company of that election.

      o   Surrenders or Withdrawals Prior to the Annuity Payout Date Code
          Section 72 provides that amounts received upon a total or partial withdrawal (including systematic withdrawals) from a Contract prior to the Annuity Payout Date generally will be treated as gross income to the extent that the cash value of the Contract immediately before the withdrawal (determined without regard to any surrender charge in the case of a partial withdrawal) exceeds the "investment in the contract." The "investment in the contract" is that portion, if any, of purchase payments paid under a Contract less any distributions received previously under the Contract that are excluded from the recipient's gross income. The taxable


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VARIABLE ANNUITY PROSPECTUS                                                   41
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          portion is taxed at ordinary income tax rates. For purposes of this rule, a pledge or assignment of a Contract is treated as a payment received on account of a partial withdrawal of a Contract. Similarly, loans under a Contract are generally treated as distributions under the Contract.

      o Surrenders or Withdrawals on or after the Annuity Payout Date Upon a complete surrender, the amount received is taxable to the extent that the cash value of the Contract exceeds the investment in the Contract. The taxable portion of such payments will be taxed at ordinary income tax rates.

          For fixed annuity payments, the taxable portion of each payment generally is determined by using a formula known as the "exclusion ratio," which establishes the ratio that the investment in the Contract bears to the total expected amount of annuity payments for the term of the Contract. That ratio is then applied to each payment to determine the non-taxable portion of the payment. The remaining portion of each payment is taxed at ordinary income rates. For variable annuity payments, the taxable portion of each payment is determined by using a formula known as the "excludable amount," which establishes the non-taxable portion of each payment. The non-taxable portion is a fixed dollar amount for each payment, determined by dividing the investment in the Contract by the number of payments to be made. The remainder of each variable annuity payment is taxable. Once the excludable portion of annuity payments to date equals the investment in the Contract, the balance of the annuity payments will be fully taxable.

      o Penalty Tax on Certain Surrenders and Withdrawals With respect to amounts withdrawn or distributed before the taxpayer reaches age 59 1/2, a penalty tax is generally imposed equal to 10% of the portion of such amount which is includible in gross income. However, the penalty tax is not applicable to withdrawals: (i) made on or after the death of the owner (or where the owner is not an individual, the death of the "primary annuitant," who is defined as the individual the events in whose life are of primary importance in affecting the timing and amount of the payout under the Contract); (ii) attributable to the taxpayer's becoming totally disabled within the meaning of Code
          Section 72(m)(7); (iii) which are part of a series of substantially equal periodic payments (not less frequently than annually) made for the life (or life expectancy) of the taxpayer, or the joint lives (or joint life expectancies) of the taxpayer and his or her beneficiary;
          (iv) from certain qualified plans; (v) under a so-called qualified funding asset (as defined in Code Section 130(d)); (vi) under an immediate annuity contract; or (vii) which are purchased by an employer on termination of certain types of qualified plans and which are held by the employer until the employee separates from service.

          If the penalty tax does not apply to a surrender or withdrawal as a result of the application of item (iii) above, and the series of payments are subsequently modified (other than by reason of death or disability), the tax for the first year in which the modification occurs will be increased by an amount (determined by the regulations) equal to the tax that would have been imposed but for item (iii) above, plus interest for the deferral period, if the modification takes place (a) before the close of the period which is five years from the date of the first payment and after the taxpayer attains age 59 1/2, or (b) before the taxpayer reaches age 59 1/2.


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VARIABLE ANNUITY PROSPECTUS                                                   42
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      Additional Considerations

      o Distribution-at-Death Rules In order to be treated as an annuity contract, a Contract must provide the following two distribution rules: (a) if any owner dies on or after the Annuity Payout Date, and before the entire interest in the Contract has been distributed, the remainder of the owner's interest will be distributed at least as quickly as the method in effect on the owner's death; and (b) if any owner dies before the Annuity Payout Date, the entire interest in the Contract must generally be distributed within five years after the date of death, or, if payable to a designated beneficiary, must be annuitized over the life of that designated beneficiary or over a period not extending beyond the life expectancy of that beneficiary, commencing within one year after the date of death of the owner. If the sole designated beneficiary is the spouse of the deceased owner, the Contract (together with the deferral of tax on the accrued and future income thereunder) may be continued in the name of the spouse as owner.

          Generally, for purposes of determining when distributions must begin under the foregoing rules, where an owner is not an individual, the primary annuitant is considered the owner. In that case, a change in the primary annuitant will be treated as the death of the owner. Finally, in the case of joint owners, the distribution-at-death rules will be applied by treating the death of the first owner as the one to be taken into account in determining generally when distributions must commence, unless the sole Designated Beneficiary is the deceased owner's spouse.

      o Gift of Annuity Contracts Generally, gifts of non-tax qualified Contracts prior to the Annuity Payout Date will trigger tax on the gain on the Contract, with the donee getting a stepped-up basis for the amount included in the donor's income. The 10% penalty tax and gift tax also may be applicable. This provision does not apply to transfers between spouses or incident to a divorce.

      o Contracts Owned by Non-Natural Persons If the Contract is held by a non-natural person (for example, a corporation), the income on that Contract (generally the increase in net surrender value less the purchase payments) is includible in taxable income each year. The rule does not apply where the Contract is acquired by the estate of a decedent, where the Contract is held by certain types of retirement plans, where the Contract is a qualified funding asset for structured settlements, where the Contract is purchased on behalf of an employee upon termination of a qualified plan, and in the case of an immediate annuity. An annuity contract held by a trust or other entity as agent for a natural person is considered held by a natural person.

      o Multiple Contract Rule For purposes of determining the amount of any distribution under Code Section 72(e) (amounts not received as annuities) that is includible in gross income, all Non-Qualified annuity contracts issued by the same insurer to the same Contractowner during any calendar year are to be aggregated and treated as one contract. Thus, any amount received under any such contract prior to the contract's Annuity Payout Date, such as a partial withdrawal, dividend, or loan, will be taxable (and possibly subject to the 10% penalty tax) to the extent of the combined income in all such contracts.

          In addition, the Treasury Department has broad regulatory authority in applying this provision to prevent avoidance of the purposes of this rule. It is possible that, under this authority, the Treasury Department may apply this rule to amounts that are paid as annuities (on and after the Annuity Payout Date) under annuity contracts issued by the same company to the same owner during any calendar year. In this case, annuity payments could be fully taxable (and possibly subject to the 10% penalty tax) to the extent of the combined income in all such contracts and regardless of whether any amount would otherwise have been excluded from income because of the "exclusion ratio" under the contract.


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VARIABLE ANNUITY PROSPECTUS                                                   43
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      o   Possible Tax Changes In recent years, legislation has been proposed that would have adversely modified the federal taxation of certain annuities. There is always the possibility that the tax treatment of annuities could change by legislation or other means (such as IRS regulations, revenue rulings, and judicial decisions). Moreover, although unlikely, it is also possible that any legislative change could be retroactive (that is, effective prior to the date of such change).

      o Transfers, Assignments, or Exchanges of a Contract A transfer of ownership of a Contract, the designation of an Annuitant, Payee, or other Beneficiary who is not also the Owner, the selection of certain Annuity Payout Dates or the exchange of a Contract may result in certain tax consequences to the Owner that are not discussed herein. An Owner contemplating any such transfer, assignment, selection, or exchange should contact a competent tax adviser with respect to the potential effects of such a transaction.

Qualified Plans

      The Contract may be used as a Qualified Plan that meets the requirements of an individual retirement annuity ("IRA") under Section 408 of the Code, or a Roth IRA under Section 408A of the Code. If you are purchasing the Contract as an investment vehicle for one of these Qualified Plans, you should consider that the Contract does not provide any additional tax advantage to that already available through the Qualified Plan. However, the Contract does offer features and benefits in addition to providing tax deferral that other investments may not offer, including death benefit protection for your beneficiaries and annuity options which guarantee income for life. You should consult with your financial professional as to whether the overall benefits and costs of the Contract are appropriate considering your circumstances.

      The tax rules applicable to participants in such Qualified Plans vary according to the type of plan and the terms and conditions of the plan itself. No attempt is made herein to provide more than general information about the use of the Contract as a Qualified Plan. A Qualified Plan may permit the purchase of the Contracts to accumulate retirement savings under the plan. Adverse tax or other legal consequences to the plan, to the participant or to both may result if this Contract is assigned or transferred to any individual as a means to provide benefit payments, unless the plan complies with all legal requirements applicable to such benefits prior to transfer of the Contract. Contractowners, Annuitants, and Beneficiaries are cautioned that the rights of any person to any benefits under such Qualified Plans may be subject to the terms and conditions of the plans themselves or limited by applicable law, regardless of the terms and conditions of the Contract issued in connection therewith.

      The amounts that may be contributed to Qualified Plans are subject to limitations that vary depending on the type of Plan. In addition, early distributions from most Qualified Plans may be subject to penalty taxes, or for certain plans, could cause the Plan to be disqualified. Furthermore, distributions from most Qualified Plans are subject to certain minimum distribution rules. Failure to comply with these rules could result in disqualification of the Plan or subject the Owner or Annuitant to penalty taxes. As a result, the minimum distribution rules may limit the availability of certain Annuity Options to certain Annuitants and their beneficiaries. These requirements may not be incorporated into the Company's Contract administration procedures. Contractowners, Annuitants, and Designated Beneficiaries are responsible for determining that contributions, distributions, and other transactions with respect to the Contracts comply with applicable law.


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VARIABLE ANNUITY PROSPECTUS                                                   44
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      The following is a brief description of Qualified Plans and the use of the
Contract therewith:


      o   Section 408


          Individual Retirement Annuities. Section 408 of the Code permits eligible individuals to establish individual retirement programs through the purchase of Individual Retirement Annuities ("traditional IRAs"). The Contract may be purchased as an IRA. The IRAs described in this paragraph are called "traditional IRAs" to distinguish them from "Roth IRAs."

          IRAs are subject to limitations on the amount that may be contributed, the persons who may be eligible and on the time when distributions must commence. Depending upon the circumstances of the individual, contributions to a traditional IRA may be made on a deductible or nondeductible basis. IRAs may not be transferred, sold, assigned, discounted, or pledged as collateral for a loan or other obligation. The annual premium for an IRA may not be fixed and may not exceed (except in the case of a rollover contribution) the lesser of 100% of the individual's taxable compensation or the applicable dollar amount as shown in the table below:

          Table 7


          -------------------------------------
                Tax Year              Amount

               2006-2007              $4,000
          2008 and thereafter         $5,000
          -------------------------------------

          Any refund of premium must be applied to the payment of future premiums or the purchase of additional benefits. If an individual is age 50 or over, the individual may make an additional catch-up contribution to a traditional IRA of $1,000 each tax year. However, if the individual is covered by an employer-sponsored retirement plan, the amount of IRA contributions the individual may deduct in a year may be reduced or eliminated based on the individual's adjusted gross income for the year ($75,000 for 2006 for a married couple filing a joint return and $50,000 for a single taxpayer in 2006). If the individual's spouse is covered by an employer-sponsored retirement plan but the individual is not, the individual may be able to deduct those contributions to a traditional IRA; however, the deduction will be reduced or eliminated if the adjusted gross income on a joint return is between $150,000 and $160,000. Nondeductible contributions to traditional IRAs must be reported to the IRS in the year made on Form 8606.


          Sale of the Contract for use with IRAs may be subject to special requirements imposed by the Internal Revenue Service. Purchasers of the Contract for such purposes will be provided with such supplementary information as may be required by the Internal Revenue Service or other appropriate agency, and will have the right to revoke the Contract under certain circumstances. See the IRA Disclosure Statement which accompanies this Prospectus.

          An individual's interest in a traditional IRA must generally be distributed or begin to be distributed not later than April 1 following the calendar year in which the individual reaches age 70 1/2 ("required beginning date"). The Contractowner's retirement date, if any, will not affect his or her required beginning date. Periodic distributions must not extend beyond the life of the individual or the lives of the individual and a designated beneficiary (or over a period extending beyond the life expectancy of the individual or the joint life expectancy of the individual and a designated beneficiary).

          If an individual dies before reaching his or her required beginning date, the individual's entire interest in the plan must generally be distributed beginning before the close of the calendar year following the year of the individual's death to a designated beneficiary and are made over the life of the


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VARIABLE ANNUITY PROSPECTUS                                                   45
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          beneficiary (or over a period not extending beyond the life expectancy of the beneficiary). If the designated beneficiary is the individual's surviving spouse, distributions may be delayed until the individual would have reached age 70 1/2. If there is no Designated Beneficiary or if distributions are not timely commenced, the entire interest must be distributed by the end of the fifth calendar year following the year of death.

          If an individual dies after reaching his or her required beginning date, the individual's interest in the plan must generally be distributed at least as rapidly as under the method of distribution in effect at the time of the individual's death.

          Distributions from IRAs are generally taxed under Code Section 72. Under these rules, a portion of each distribution may be excludable from income. The amount excludable from the individual's income is the amount of the distribution which bears the same ratio as the individual's nondeductible contributions bears to the expected return under the IRA.


          Distributions of deductible, pre-tax contributions and earnings from a traditional IRA may be eligible for a tax-free rollover to any kind of eligible retirement plan, including another traditional IRA. A distribution of non-deductible contributions or other after-tax amounts from a traditional IRA may be eligible to be rolled over to another traditional IRA.


          The IRS has not addressed in a ruling of general applicability whether a death benefit provision such as the provision in the Contract comports with IRA qualification requirements.


      o   Section 408A

          Roth IRAs. Section 408A of the Code permits eligible individuals to establish a Roth IRA. The Contract may be purchased as a Roth IRA. Regular contributions may be made to a Roth IRA up to the same contribution limits that apply to traditional IRA contributions. The regular contribution limits are phased out for taxpayers with $95,000 to $110,000 in adjusted gross income ($150,000 to $160,000 for married filing joint returns). Also the taxable balance in a traditional IRA may be rolled over or converted into a Roth IRA for taxpayers with adjusted gross income of up to $100,000. Distributions from Roth 401(k) plans and Roth 403(b)s can be rolled over to a Roth IRA regardless of income.

          Regular contributions to a Roth IRA are not deductible, but withdrawals that meet certain requirements are not subject to federal income tax on either the original contributions or any earnings. Rollovers of Roth contributions were already taxed when made and are not generally subject to tax when rolled over to a Roth IRA. Sale of the Contract for use with Roth IRAs may be subject to special requirements imposed by the IRS. Purchasers of the Contract for such purposes will be provided with such supplementary information as may be required by the IRS or other appropriate agency, and will have the right to revoke the Contract under certain requirements. Unlike a traditional IRA, Roth IRAs are not subject to minimum required distribution rules during the Contractowner's lifetime. Generally, however, the amount remaining in a Roth IRA after the Contractowner's death must begin to be distributed by the end of the first calendar year after death, and made in amounts that satisfy IRS required minimum distribution regulations. If there is no beneficiary, or if the beneficiary elects to delay distributions, the account must be distributed by the end of the fifth full calendar year after death of the Contractowner.



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VARIABLE ANNUITY PROSPECTUS                                                   46
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      o   Tax Penalties

          Premature Distribution Tax. Distributions from a Qualified Plan before the owner reaches age 59 1/2 are generally subject to an additional tax equal to 10% of the taxable portion of the distribution. The 10% penalty tax does not apply to distributions: (i) made on or after the death of the Owner; (ii) attributable to the Owner's disability; (iii) which are part of a series of substantially equal periodic payments made (at least annually) for the life (or life expectancy) of the Owner or the joint lives (or joint life expectancies) of the Owner and a designated beneficiary; (iv) made to pay for certain medical expenses; (v) that are exempt withdrawals of an excess contribution;
          (vi) that are rolled over or transferred in accordance with Code requirements; (vii) which, subject to certain restrictions, do not exceed the health insurance premiums paid by unemployed individuals in certain cases; (viii) made to pay "qualified higher education expenses"; or (ix) for certain "qualified first-time homebuyer distributions."

          Minimum Distribution Tax. If the amount distributed from all your IRAs is less than the minimum required distribution for the year, you are subject to a 50% tax on the amount that was not properly distributed.

      o   Withholding

          Periodic distributions (e.g., annuities and installment payments) from a Qualified Plan that will last for a period of 10 or more years are generally subject to voluntary income tax withholding. The amount withheld on such periodic distributions is determined at the rate applicable to wages. The recipient of a periodic distribution may generally elect not to have withholding apply.

          Nonperiodic distributions (e.g., lump sums and annuities or installment payments of less than 10 years) from an IRA are subject to income tax withholding at a flat 10% rate. The recipient of such a distribution may elect not to have withholding apply.

          The above description of the federal income tax consequences applicable to Qualified Plans which may be funded by the Contract offered by this Prospectus is only a brief summary and is not intended as tax advice. The rules governing the provisions of Qualified Plans are extremely complex and often difficult to comprehend. Anything less than full compliance with the applicable rules, all of which are subject to change, may have adverse tax consequences. A prospective Contractowner considering adoption of a Qualified Plan and purchase of a Contract in connection therewith should first consult a qualified and competent tax adviser with regard to the suitability of the Contract as an investment vehicle for the Qualified Plan.

OTHER INFORMATION
--------------------------------------------------------------------------------

Voting of Fund Shares

      You indirectly (through the Separate Account) purchase shares of the Portfolios when you allocate purchase payments to the Subaccounts. The Company owns shares of the Portfolios in the Separate Account for your benefit. Under current law, the Company will vote shares of the Portfolios held in the Subaccounts in accordance with voting instructions received from Owners having the right to give such instructions. You will have the right to give voting instructions to the extent that you have Account Value allocated to the particular Subaccount. The Company will vote all shares it owns through the Subaccount in the same proportion as the shares for which it receives voting instructions from Owners. The Company votes shares in accordance with its current understanding of the federal securities laws. If the Company later determines that it may vote shares of the Funds in its own right, it may elect to do so.


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VARIABLE ANNUITY PROSPECTUS                                                   47
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      Unless otherwise required by applicable law, the number of shares of a particular Portfolio as to which you may give voting instructions to the Company is determined by dividing your Account Value in the corresponding Subaccount on a particular date by the net asset value per share of the Portfolio as of the same date. Fractional votes will be counted. The number of votes as to which voting instructions may be given will be determined as of the same date established by the Fund for determining shareholders eligible to vote at the meeting of the Fund. If required by the SEC, the Company reserves the right to determine in a different fashion the voting rights attributable to the shares of the Funds. Voting instructions may be cast in person or by proxy.

      Voting rights attributable to your Account Value in a Subaccount for which no timely voting instructions are received will be voted by the Company in the same proportion as the voting instructions that are received in a timely manner for all Contracts participating in that Subaccount.

Substitution of Investments

      The Company reserves the right, subject to compliance with the law as then in effect, to make additions to, deletions from, substitutions for, or combinations of the securities that are held by the Separate Account or any Subaccount or that the Separate Account or any Subaccount may purchase. If shares of any or all of the Portfolios should no longer be available for investment, or if the Company receives an opinion from counsel acceptable to Investment Services that substitution is in the best interest of Contractowners and that further investment in shares of any or all of the Portfolio(s) would cause undue risk to the Company, the Company may substitute shares of another Portfolio or of a different fund for shares already purchased, or to be purchased in the future under the Contract. Substituted fund shares may have higher fees and expenses. The Company may also purchase, through the Subaccount, other securities for other classes of contracts, or permit a conversion between classes of contracts on the basis of requests made by Owners.

      In connection with a substitution of any shares attributable to an Owner's interest in a Subaccount or the Separate Account, the Company will, to the extent required under applicable law, provide notice, seek Owner approval, seek prior approval of the SEC, and comply with the filing or other procedures established by applicable state insurance regulators.

      The Company also reserves the right to establish additional Subaccounts of the Separate Account that would invest in a new Portfolio of one of the Funds or in shares of another investment company, a series thereof, or other suitable investment vehicle. New Subaccounts may be established by the Company with the consent of Investment Services, and any new Subaccount will be made available to existing Owners on a basis to be determined by the Company and Investment Services. The Company may also eliminate or combine one or more Subaccounts if marketing, tax, or investment conditions so warrant.

      Subject to compliance with applicable law, the Company may transfer assets to the General Account with the consent of Investment Services. The Company also reserves the right, subject to any required regulatory approvals, to transfer assets of the Separate Account or any Subaccount to another separate account or Subaccount with the consent of Investment Services.

      In the event of any such substitution or change, the Company may, by appropriate endorsement, make such changes in these and other contracts as may be necessary or appropriate to reflect such substitution or change. If the Company believes it to be in the best interests of persons having voting rights under the Contract, the Separate Account may be operated as a management investment company under the 1940 Act or any other form permitted by law. The Separate Account may be deregistered under that Act in the event such registration is no longer required; or it may be combined with other separate accounts of the Company or an affiliate thereof. Subject to compliance with applicable law, the


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      Company also may establish a committee, board, or other group to manage one or more aspects of the operation of the Separate Account.

Changes to Comply with Law and Amendments

      The Company reserves the right, without the consent of Owners, to suspend sales of the Contract as presently offered and to make any change to the provisions of the Contract to comply with, or give Owners the benefit of, any federal or state statute, rule, or regulation, including but not limited to requirements for annuity contracts and retirement plans under the Internal Revenue Code and regulations thereunder or any state statute or regulation. The Company also reserves the right to limit the amount and frequency of subsequent purchase payments.

Reports to Owners

      The Company will send you annually a statement setting forth a summary of the transactions that occurred during the year, and indicating the Account Value as of the end of each year. In addition, the statement will indicate the allocation of Account Value among the Fixed Interest Account and the Subaccounts and any other information required by law. The Company will also send confirmations upon purchase payments, exchanges, and full and partial withdrawals. The Company may confirm certain transactions on a quarterly basis. These transactions include exchanges under the Dollar Cost Averaging and Asset Rebalancing Options, purchase payments made under an Automatic Investment Program, systematic withdrawals, and Annuity Payments.

      You will also receive annual and semiannual reports containing financial statements for those Portfolios corresponding to the Subaccounts to which you have allocated your Account Value. Such reports will include a list of the portfolio securities of the Portfolios, as required by the 1940 Act, and/or such other reports the federal securities laws may require.

Electronic Privileges


      If the Electronic Privileges section of the application or the proper form has been completed, signed, and filed at the T. Rowe Price Variable Annuity Service Center, you may: (1) request an exchange of Account Value and make changes in your purchase payment allocation and to an existing Dollar Cost Averaging or Asset Rebalancing option by telephone; (2) request an exchange of Account Value electronically via facsimile; and (3) request an exchange of Account Value through the Company's Internet web site. If you elect Electronic Privileges, you automatically authorize your financial representative to make transfers of Contract Value and changes in your purchase payment allocation or Dollar Cost Averaging or Asset Allocation option, on your behalf.


      Any telephone or electronic device, whether it is the Company's, yours, or your service provider's, can experience outages or slowdowns for a variety of reasons. These outages or slowdowns may delay or prevent the Company's processing of your exchange request. Although we have taken precautions to limit these problems, we cannot promise complete reliability under all circumstances. If you are experiencing problems, you should make your exchange request by writing to the T. Rowe Price Variable Annuity Service Center.

      The Company has established procedures to confirm that instructions communicated by telephone are genuine and will not be liable for any losses due to fraudulent or unauthorized instructions, provided it complies with its procedures. The Company's procedures require that any person requesting an exchange by telephone provide the account number and the Owner's tax identification number and such instructions must be received on a recorded line. The Company reserves the right to deny any telephone exchange request. If all telephone lines are busy (which might occur, for example, during

VARIABLE ANNUITY PROSPECTUS                                                   49
--------------------------------------------------------------------------------

      periods of substantial market fluctuations) or are otherwise unavailable, you may not be able to request exchanges by telephone and would have to submit written requests.

      By authorizing telephone exchanges, you authorize the Company to accept and act upon telephonic instructions for exchanges involving your Contract. There are risks associated with telephone transactions that do not occur if a written request is submitted. Anyone authorizing or making telephone requests bears those risks. You agree that neither the Company, nor any of its affiliates, nor any Funds, nor any of their directors, trustees, officers, employees, or agents, will be liable for any loss, damages, cost, or expense (including attorney's fees) arising out of any telephone requests; provided that the Company effects such request in accordance with its procedures. As a result of this policy on telephone requests, you bear the risk of loss arising from the telephone exchange privilege. The Company may discontinue, modify, or suspend the telephone exchange privilege at any time.

State Variations

      The Prospectus and Statement of Additional Information provide a general description of the Contract. Certain provisions of your contract may be different than the general description in this Prospectus and the Statement of Additional Information, and certain riders, endorsements, and options may not be available, because of legal restrictions in your state. Your actual contract and any endorsements or riders are the controlling documents. If you would like to review a copy of your contract and its endorsements and riders, if any, contact the Company's T. Rowe Price Variable Annuity Service Center.

Distribution of the Contract


      T. Rowe Price Investment Services, Inc. is the distributor of the Contract. Investment Services also acts as the distributor of certain mutual funds advised by T. Rowe Price and TRP International. Investment Services is registered with the SEC as a broker-dealer under the Securities Exchange Act of 1934, and in all 50 states, the District of Columbia, and Puerto Rico. Investment Services is a member of the National Association of Securities Dealers, Inc. Investment Services is a wholly-owned subsidiary of T. Rowe Price and is an affiliate of the Funds. Investment Services does not receive any compensation from the Separate Account; however, as discussed under "Mortality and Expense Risk Charge," the Company paid Investment Services at the annual rate of 0.10% of each Subaccount's average daily net assets for administrative services. The Company discontinued making such payments in August 2003. During fiscal year 2003, the amount paid to Investment Services for such administrative services was $137,499.


Legal Proceedings

      The Company and its subsidiaries, like other life insurance companies, may be involved in lawsuits, including class action lawsuits. In some class action and other lawsuits involving insurers, substantial damages have been sought and/or material settlement payments have been made. Although the outcome of any litigation cannot be predicted with certainty, the Company believes that at the present time there are no legal proceedings pending or threatened to which the Company, the Separate Account, or Investment Services is a party that are reasonably likely to materially affect the Separate Account or the Company's ability to meet its obligations under the Contract or Investment Services' ability to perform its contract with the Separate Account.

      In 2003 and 2004, the SEC requested information from the Company relating to market timing and late trading of mutual funds and variable insurance products. The Company believes that these inquiries were similar to those made to many financial service companies as part of an industry-wide investigation by the SEC into the practices, policies, and procedures relating to trading in mutual fund shares. The Company responded to the information requests and is not aware of any problems with respect to such matters involving the Company, Investment Services, or the Separate Account.


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VARIABLE ANNUITY PROSPECTUS                                                   50
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Legal Matters

      Amy J. Lee, Esq., Associate General Counsel of the Company, has passed upon legal matters in connection with the issue and sale of the Contract described in this Prospectus, the Company's authority to issue the Contract under Kansas law, and the validity of the forms of the Contract under Kansas law.

PERFORMANCE INFORMATION
--------------------------------------------------------------------------------

      Performance information for the Subaccounts, including the yield and total return of all Subaccounts may appear in advertisements, reports, and promotional literature to current or prospective Owners.

      Current yield for the Prime Reserve Subaccount will be based on income received by a hypothetical investment over a given seven-day period (less expenses accrued during the period), and then "annualized" (i.e., assuming that the seven-day yield would be received for 52 weeks, stated in terms of an annual percentage return on the investment). "Effective yield" for the Prime Reserve Subaccount is calculated in a manner similar to that used to calculate yield, but reflects the compounding effect of earnings. During extended periods of low interest rates, and due in part to Contract fees and expenses, the yield of the Prime Reserve Subaccount may become extremely low and possibly negative.

      For the remaining Subaccounts, quotations of yield will be based on all investment income per Accumulation Unit earned during a given 30-day period, less expenses accrued during the period ("net investment income"), and will be computed by dividing net investment income by the value of an Accumulation Unit on the last day of the period. Quotations of average annual total return for any Subaccount will be expressed in terms of the average annual compounded rate of return on a hypothetical investment in a Contract over a period of 1, 5, and 10 years (or, if less, up to the life of the Subaccount), and will reflect the deduction of the mortality and expense risk charge and may simultaneously be shown for other periods.

      Where the Portfolio in which a Subaccount invests was established prior to inception of the Subaccount, quotations of total return may include quotations for periods beginning prior to the Subaccount's date of inception. Such quotations of total return are based upon the performance of the Subaccount's corresponding Portfolio adjusted to reflect deduction of the mortality and expense risk charge.

      Performance information for any Subaccount reflects only the performance of a hypothetical Contract under which Account Value is allocated to a Subaccount during a particular time period on which the calculations are based. Performance information should be considered in light of the investment objectives and policies, characteristics, and quality of the Portfolio in which the Subaccount invests, and the market conditions during the given time period, and should not be considered as a representation of what may be achieved in the future. For a description of the methods used to determine yield and total return for the Subaccounts, see the Statement of Additional Information.

ADDITIONAL INFORMATION
--------------------------------------------------------------------------------

Registration Statement

      A Registration Statement under the 1933 Act has been filed with the SEC relating to the offering described in this Prospectus. This Prospectus does not include all the information included in the Registration Statement, certain portions of which, including the Statement of Additional Information, have been omitted pursuant to the rules and regulations of the SEC. The omitted information may be obtained at

VARIABLE ANNUITY PROSPECTUS                                                   51
--------------------------------------------------------------------------------

      the SEC's principal office in Washington, DC, upon payment of the SEC's prescribed fees and may also be obtained from the SEC's web site (http://www.sec.gov).

Financial Statements


      The consolidated financial statements of Security Benefit Life Insurance Company and Subsidiaries at December 31, 2005 and 2004, and for each of the three years in the period ended December 31, 2005, and the financial statements of T. Rowe Price Variable Annuity at December 31, 2005, and for each of the specified periods ended December 31, 2005, or for portions of such periods as disclosed in the financial statements, are included in the Statement of Additional Information.


TABLE OF CONTENTS FOR STATEMENT OF ADDITIONAL INFORMATION

      The Statement of Additional Information contains more specific information and financial statements relating to the Company and the Separate Account. The table of contents of the Statement of Additional Information is set forth below.

      General Information and History
      --------------------------------------------------------------------------
      Distribution of the Contract
      --------------------------------------------------------------------------
      Limits on Premiums Paid Under Tax-Qualified Retirement Plans
      --------------------------------------------------------------------------
      Performance Information
      --------------------------------------------------------------------------
      Experts
      --------------------------------------------------------------------------
      Financial Statements
      --------------------------------------------------------------------------

VARIABLE ANNUITY PROSPECTUS
--------------------------------------------------------------------------------


      T. Rowe Price No-Load Immediate Variable Annuity
      An Individual Single Premium
      Immediate Variable Annuity Contract
      May 1, 2006


      --------------------------------------------------------------------------
      Issued By:                                  Mailing Address:
      Security Benefit                            T. Rowe Price Variable
      Life Insurance Company                      Annuity Service Center
      One Security Benefit Place                  P.O. Box 750440
      Topeka, Kansas 66636-0001                   Topeka, Kansas 66675-0440
      1-800-888-2461                              1-800-469-6587


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VARIABLE ANNUITY PROSPECTUS                                                    2
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INTRODUCTION
--------------------------------------------------------------------------------

      o The Securities and Exchange Commission has not approved or disapproved these securities or determined if the Prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

      o This Prospectus is accompanied by a current prospectus for the T. Rowe Price Equity Series, Inc., the T. Rowe Price Fixed Income Series, Inc. and the T. Rowe Price International Series, Inc. You should read the prospectuses carefully and retain them for future reference.

      This Prospectus describes the T. Rowe Price No-Load Immediate Variable Annuity--a single premium immediate variable annuity contract (the "Contract") issued by Security Benefit Life Insurance Company (the "Company"). The Contract is available for individuals as a non-tax qualified retirement plan. The Contract is also available as an individual retirement annuity ("IRA") qualified under Section 408, or a Roth IRA qualified under Section 408A, of the Internal Revenue Code. The Contract is designed to give you flexibility in receiving retirement income.

      The Contract provides several options for Annuity Payments beginning on the Annuity Payout Date. The Annuity Payout Date, which must be within 30 days of the Contract Date, and Annuity Option are selected at the time of purchase.

      The minimum initial Purchase Payment is $25,000. The Company does not accept additional Purchase Payments. You may allocate your Purchase Payment to one or more of the Subaccounts that comprise a separate account of the Company called the T. Rowe Price Variable Annuity Account, or to the Fixed Interest Account of the Company. Each Subaccount invests in a corresponding Portfolio of the T. Rowe Price Equity Series, Inc., the T. Rowe Price Fixed Income Series, Inc., or the T. Rowe Price International Series, Inc. (the "Funds"). Each Portfolio is listed under its respective Fund below.

T.    Rowe Price Equity Series, Inc.

      T. Rowe Price New America Growth Portfolio
      T. Rowe Price Mid-Cap Growth Portfolio*
      T. Rowe Price Equity Income Portfolio
      T. Rowe Price Personal Strategy Balanced Portfolio
      T. Rowe Price Blue Chip Growth Portfolio
      T. Rowe Price Health Sciences Portfolio
      T. Rowe Price Equity Index 500 Portfolio

T. Rowe Price Fixed Income Series, Inc.

      T. Rowe Price Limited-Term Bond Portfolio
      T. Rowe Price Prime Reserve Portfolio

T. Rowe Price International Series, Inc.

      T. Rowe Price International Stock Portfolio

      * The Mid Cap Growth Portfolio is available only if you purchased your Contract prior to May 1, 2004. Contractowners who purchased prior to that date may allocate purchase payments and exchange Account Value or Payment Units to the Mid Cap Growth Subaccount. The Mid Cap Growth Portfolio will not accept investments from Contractowners who purchased their Contract after April 30, 2004. If you purchased your Contract after that date, you may not allocate your purchase payment or exchange your Account Value or Payment Units to the Mid Cap Growth Subaccount, which invests in the Mid Cap Growth Portfolio.


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      The investments made by the Funds at any given time are not expected to be the same as the investments made by other mutual funds sponsored by T.
      Rowe Price Associates, Inc. or T. Rowe Price International, Inc. including other mutual funds with investment objectives and policies similar to those of the Portfolios. Different performance will result due to differences in cash flows into and out of the Portfolios, different fees and expenses and differences in portfolio size and positions.

      Your Annuity Payments, if supported by the Subaccounts, will vary based on the investment performance of the Subaccounts to which you allocate the Purchase Payment. No minimum amount of variable Annuity Payments is guaranteed, except that Annuity Payments under Option 9 are guaranteed never to fall below the Floor Payment. The Company guarantees the amount of fixed Annuity Payments.


      You may return a Contract according to the terms of its Free-Look Right (see "Free-Look Right"). This Prospectus concisely sets forth information about the Contract and the T. Rowe Price Variable Annuity Account that you should know before purchasing the Contract. The "Statement of Additional Information," dated May 1, 2006, which has been filed with the Securities and Exchange Commission ("SEC"), contains certain additional information. The Statement of Additional Information, as it may be supplemented from time to time, is incorporated by reference into this Prospectus and is available at no charge. You may obtain a Statement of Additional Information or a prospectus for any of the Portfolios by writing the T. Rowe Price Variable Annuity Service Center, P.O. Box 750440, Topeka, Kansas 66675-0440, or by calling 1-800-469-6587. The table of contents of the Statement of Additional Information is set forth on page 43 of this Prospectus.


      The SEC maintains a web site (http://www.sec.gov) that contains the Statement of Additional Information, material incorporated by reference and other information regarding companies that file electronically with the SEC.


      Date:  May 1, 2006



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VARIABLE ANNUITY PROSPECTUS                                                    4
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CONTENTS
--------------------------------------------------------------------------------

      o You may not be able to purchase the Contract in your state. You should not consider this Prospectus to be an offering if the Contract may not be lawfully offered in your state. You should only rely upon information contained in this Prospectus or that we have referred you to. We have not authorized anyone to provide you with information that is different.

      Definitions                                                              5
      --------------------------------------------------------------------------
      Summary                                                                  7
      --------------------------------------------------------------------------
      Expense Table                                                           10
      --------------------------------------------------------------------------
      Condensed Financial Information                                         11
      --------------------------------------------------------------------------
      Information About the Company, the Separate Account, and the Funds      14
      --------------------------------------------------------------------------
      The Contract                                                            17
      --------------------------------------------------------------------------
      Charges and Deductions                                                  21
      --------------------------------------------------------------------------
      Annuity Payments                                                        23
      --------------------------------------------------------------------------
      The Fixed Interest Account                                              32
      --------------------------------------------------------------------------
      More About the Contract                                                 35
      --------------------------------------------------------------------------
      Federal Tax Matters                                                     36
      --------------------------------------------------------------------------
      Other Information                                                       43
      --------------------------------------------------------------------------
      Performance Information                                                 46
      --------------------------------------------------------------------------
      Additional Information                                                  47
      --------------------------------------------------------------------------
      Table of Contents For Statement of Additional Information               48
      --------------------------------------------------------------------------

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VARIABLE ANNUITY PROSPECTUS                                                    5
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DEFINITIONS
--------------------------------------------------------------------------------

      o   Various terms commonly used in this Prospectus are defined as follows:

      Account Value The total value of a Contract, which includes amounts allocated to the Subaccounts and the Fixed Interest Account. The Company determines Account Value as of each Valuation Date prior to the Annuity Payout Date and on and after the Annuity Payout Date under Annuity Options 5 through 7. Account Value is also determined under Option 9 during the Liquidity Period.

      Accumulation Unit A unit of measure used to calculate Account Value.

      Administrative Office T. Rowe Price Variable Annuity Service Center, P.O. Box 750440, Topeka, Kansas 66675-0440, 1-800-469-6587.

      Annuitant The person who receives Annuity Payments during the Annuity Period and on whose life Annuity Payments depend under Annuity Options 1 through 4 and 9. If the Owner names Joint Annuitants in the Contract, "Annuitant" means both Annuitants unless otherwise stated.

      Annuity A series of periodic income payments made by the Company to an Annuitant, Joint Annuitant, or Beneficiary during the period specified in the Annuity Option.

      Annuity Options or Options Options under the Contract that prescribe the provisions under which a series of Annuity Payments or a death benefit, if applicable, is paid.

      Annuity Payments Payments made beginning on the Annuity Payout Date according to the provisions of the Annuity Option selected. Annuity Payments are made on the same day of each month, on a monthly, quarterly, semiannual or annual basis, depending upon the Annuity Option selected.

      Annuity Period The period beginning on the Annuity Payout Date during which Annuity Payments are made.

      Annuity Payout Date The date within 30 days of the Contract Date upon which Annuity Payments are scheduled to begin.

      Contract Date The date the Contract begins as shown in your Contract. Annual Contract anniversaries are measured from the Contract Date. It is usually the date that your initial Purchase Payment is credited to the Contract.

      Contractowner or Owner The person entitled to the ownership rights under the Contract and in whose name the Contract is issued. Any Owner must also be an Annuitant.

      Contract Year Each 12-month period measured from the Contract Date.

      Designated Beneficiary The person having the right to the death benefit, if any, payable upon the death of the Annuitant during the Annuity Period. The Designated Beneficiary is the first person on the following list who, if a natural person, is alive on the date of death of the Annuitant: the Primary Beneficiary; the Secondary Beneficiary; or if none of the above is alive, the Owner's Estate.

      Fixed Interest Account An account that is part of the Company's General Account to which the Purchase Payment may be allocated to purchase a fixed annuity. Account Value allocated to the Fixed Interest

VARIABLE ANNUITY PROSPECTUS                                                    6
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      Account under Options 5 through 7 will earn fixed rates of interest (which may not be less than 3%) declared by the Company periodically at its discretion.

      Floor Payment Annuity Payments under Option 9 are guaranteed never to be less than the Floor Payment, which is equal to 80% of the amount of the initial Annuity Payment, adjusted for withdrawals.

      Funds T. Rowe Price Equity Series, Inc., T. Rowe Price Fixed Income Series, Inc., and T. Rowe Price International Series, Inc. The Funds are diversified, open-end management investment companies commonly referred to as mutual funds.

      General Account All assets of the Company other than those allocated to the Separate Account or to any other separate account of the Company.

      Liquidity Period Under Annuity Option 9, the period of time during which the Owner may withdraw Account Value. The Liquidity Period is a period beginning on the Contract Date and ending on a date five years from the Annuity Payout Date.

      Payment Unit A unit of measure used to calculate Annuity Payments under Options 1 through 4, 8 and 9.

      Purchase Payment The amount paid to the Company as consideration for the Contract.

      Separate Account The T. Rowe Price Variable Annuity Account, a separate account of the Company that consists of accounts, referred to as Subaccounts, each of which invests in a corresponding Portfolio. The Purchase Payment may be allocated to Subaccounts of the Separate Account to support an Annuity Payment.

      Subaccount A division of the Separate Account of the Company which invests in a corresponding Portfolio of one of the Funds.

      T. Rowe Price Variable Annuity Service Center P.O. Box 750440, Topeka, Kansas 66675-0440, 1-800-469-6587.

      Valuation Date Each date on which the Separate Account is valued, which currently includes each day that the T. Rowe Price Variable Annuity Service Center and the New York Stock Exchange are open for trading. The
      T. Rowe Price Variable Annuity Service Center and the New York Stock Exchange are closed on weekends and on observation of the following holidays: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day.

      Valuation Period A period used in measuring the investment experience of each Subaccount of the Separate Account. The Valuation Period begins at the close of one Valuation Date and ends at the close of the next succeeding Valuation Date.

      Withdrawal Value The amount a Contractowner receives upon full withdrawal of the Contract, which is equal to Account Value less any premium taxes due and paid by the Company and for withdrawals under Option 9, any withdrawal charge. The Withdrawal Value under Option 8 is the present value of future Annuity Payments calculated using the assumed interest rate less any premium taxes due and paid by the Company.

VARIABLE ANNUITY PROSPECTUS                                                    7
--------------------------------------------------------------------------------

SUMMARY
--------------------------------------------------------------------------------

      This summary provides a brief overview of the more significant aspects of the Contract. Further detail is provided in this Prospectus, the Statement of Additional Information, and the Contract. Unless the context indicates otherwise, the discussion in this summary and the remainder of the Prospectus relates to the portion of the Contract involving the Separate Account. The Fixed Interest Account is briefly described under "The Fixed Interest Account" and in the Contract.

Purpose of the Contract

      The single premium immediate variable annuity contract (the "Contract") described in this Prospectus provides several Options for Annuity Payments on a variable basis, a fixed basis, or both. You may select an Annuity Option that provides income for your lifetime or a specified period.

      You may purchase the Contract as a non-tax qualified retirement plan for an individual ("Non-Qualified Plan"). If you are eligible, you may also purchase the Contract as an individual retirement annuity ("IRA") qualified under Section 408, or a Roth IRA qualified under Section 408A, of the Internal Revenue Code of 1986, as amended ("Qualified Plan"). An IRA may be purchased with contributions rolled over from tax-qualified plans such as 403(b) plans, 401(k) plans, or individual retirement accounts. See the discussion of IRAs and Roth IRAs under "Section 408 and
      Section 408A."

The Separate Account and the Funds

      You may allocate your Purchase Payment to the T. Rowe Price Variable Annuity Account (the "Separate Account") to provide a variable annuity. See "Separate Account." The Separate Account is currently divided into accounts, each referred to as a Subaccount. See "Separate Account." Each Subaccount invests exclusively in shares of a Portfolio, each of which has a different investment objective and policies. Each Portfolio is listed under its respective Fund below.

      T. Rowe Price Equity Series, Inc.

      T. Rowe Price New America Growth Portfolio
      T. Rowe Price Mid-Cap Growth Portfolio*
      T. Rowe Price Equity Income Portfolio
      T. Rowe Price Personal Strategy Balanced Portfolio
      T. Rowe Price Blue Chip Growth Portfolio
      T. Rowe Price Health Sciences Portfolio
      T. Rowe Price Equity Index 500 Portfolio

      T. Rowe Price Fixed Income Series, Inc.

      T. Rowe Price Limited-Term Bond Portfolio
      T. Rowe Price Prime Reserve Portfolio

      T. Rowe Price International Series, Inc.

      T. Rowe Price International Stock Portfolio

      * The Mid Cap Growth Portfolio is available only if you purchased your Contract prior to May 1, 2004. Contractowners who purchased prior to that date may allocate purchase payments and exchange Account Value or Payment Units to the Mid Cap Growth Subaccount. The Mid Cap Growth Portfolio will not accept investments from Contractowners who purchased their Contract after April 30, 2004. If you purchased your Contract after that date, you may not allocate your purchase payment or exchange your Account Value or Payment Units to the Mid Cap Growth Subaccount, which invests in the Mid Cap Growth Portfolio.

VARIABLE ANNUITY PROSPECTUS                                                    8
--------------------------------------------------------------------------------

      Your Annuity Payments, if supported by a Subaccount, will increase or decrease in dollar value depending on the investment performance of the corresponding Portfolio in which such Subaccount invests. You bear the investment risk for amounts allocated to a Subaccount. Not all of the Subaccounts are available under each Annuity Option.

Fixed Interest Account

      You may allocate your Purchase Payment to the Fixed Interest Account to provide a fixed annuity. The Fixed Interest Account is part of the Company's General Account. Amounts allocated to the Fixed Interest Account earn interest at rates determined at the discretion of the Company and that are guaranteed to be at least an effective annual rate of 3%. See "The Fixed Interest Account."

Purchase Payment

      The minimum Purchase Payment is $25,000. The Company does not accept additional Purchase Payments under the Contract. The Company will not accept without prior Company approval aggregate purchase payments in an amount that exceeds $1,000,000 under any variable annuity contract(s) issued by the Company for which you are an Owner and/or Joint Owner. See "Purchase Payment."

Contract Benefits

      The Contract provides for several Annuity Options on either a variable basis, a fixed basis, or both. The Company guarantees payments under the fixed Annuity Options. See "Annuity Payments." The Contract provides for a death benefit upon the death of the Annuitant under certain of the Annuity Options. See "Annuity Options" for more information.

      You may exchange your interest in the Contract among the Subaccounts, subject to certain restrictions as described in "The Contract," "Exchanges" and "The Fixed Interest Account." You may make up to six exchanges in any Contract Year.

      You may withdraw your Account Value under Annuity Options 5 through 8 and during the Liquidity Period under Option 9. Withdrawals under Option 9 are subject to a withdrawal charge as discussed below. Withdrawals of Account Value allocated to the Fixed Interest Account are subject to certain restrictions described in "The Fixed Interest Account." See "Full and Partial Withdrawals" and "Federal Tax Matters" for more information about withdrawals, including the 10% penalty tax that may be imposed upon full and partial withdrawals made prior to the Owner attaining age 59 1/2.

Free-Look Right

      You may return the Contract within the Free-Look Period, which is generally a 10-day period beginning when you receive the Contract. In this event, the Company will refund to you as of the Valuation Date on which the Company receives your Contract any Purchase Payments allocated to the Fixed Interest Account plus the Account Value in the Subaccounts. The Company will refund the amount of the Purchase Payment allocated to the Subaccounts rather than the Account Value in those states and circumstances in which it is required to do so. See "Free-Look Right."

Charges and Deductions

      The Company does not deduct sales load from the Purchase Payments before allocating them to your Account Value. The Company will deduct certain charges in connection with the Contract as described below.

VARIABLE ANNUITY PROSPECTUS                                                    9
--------------------------------------------------------------------------------

      o Mortality and Expense Risk Charge The Company deducts a daily charge from the assets of each Subaccount for mortality and expense risks equal to an annual rate of 0.55% (1.40% under Annuity Option 9) of each Subaccount's average daily net assets. See "Mortality and Expense Risk Charge."

      o Premium Tax Charge The Company assesses a premium tax charge to reimburse itself for any premium taxes that it incurs with respect to this Contract. This charge will be deducted from your Purchase Payment if the Company incurs a premium tax. The Company reserves the right to deduct such taxes when due or anytime thereafter. Premium tax rates currently range from 0% to 3.5%. See "Premium Tax Charge."

      o Withdrawal Charge If you withdraw Account Value during the Liquidity Period under Option 9, the withdrawal is subject to a withdrawal charge. The charge is based upon the year in which the withdrawal is made as measured from the Annuity Payout Date. The withdrawal charge, which ranges from 5% in the first year to 1% in the fifth year, is applied to the amount of the withdrawal. Withdrawals after the fifth year from the Annuity Payout Date are not permitted under Option 9. See "Contract Withdrawal Charge."

      o Other Expenses Investment management fees and operating expenses of the Funds are paid by the Funds and are reflected in the net asset value of Fund shares. For a description of these charges and expenses, see the Portfolio prospectuses.

          The Company may charge the Separate Account or the Subaccounts for the federal, state, or local taxes incurred by the Company that are attributable to the Separate Account or the Subaccounts, or to the operations of the Company with respect to the Contract, or that are attributable to payment of premiums or acquisition costs under the Contract. No such charge is currently assessed. See "Tax Status of the Company and the Separate Account" and "Charge for the Company's Taxes."

Tax-Free Exchanges

      You can generally exchange one contract for another in a "tax-free exchange" under Section 1035 of the Internal Revenue Code. Before making an exchange, you should compare both contracts carefully. Remember that if you exchange another contract for the one described in this prospectus, you might have to pay a surrender charge and tax, including a possible penalty tax, on your old contract, other charges may be higher (or lower) and the benefits may be different. You should not exchange another contract for this one unless you determine, after knowing all the facts that the exchange is in your best interest. If you contemplate such an exchange, you should consult a tax adviser to discuss the potential tax effects of such a transaction.

Contacting the Company

      You should direct all written requests, notices, and forms required by the Contract, and any questions or inquiries to the T. Rowe Price Variable Annuity Service Center, P.O. Box 750440, Topeka, Kansas 66675-0440 or by phone by calling 1-800-469-6587.

VARIABLE ANNUITY PROSPECTUS                                                   10
--------------------------------------------------------------------------------

EXPENSE TABLE
--------------------------------------------------------------------------------

      The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the Contract.

      Table 1

      -------------------------------------------------------------------------------------------------------
      Contract Owner Transaction Expenses are fees and expenses that you will pay when you purchase the Contract or make
      withdrawals from the Contract. The information below does not reflect       Option 9       All Other
      state premium taxes, which may be applicable to your Contract                           Annuity Options
         Sales Load on Purchase Payments                                            None            None
         Withdrawal Charge (as a percentage of amount withdrawn)                    5%(1)           None

      Periodic Expenses are fees and expenses that you will pay periodically during the time that you own the Contract, not including fees and expenses of the Portfolios

         Annual Contract Fee                                                        None            None
         Separate Account Annual Expenses (as a percentage of average Account
           Value)
           Annual Mortality and Expense Risk Charge                                 1.40%           0.55%
           Total Separate Account Annual Expenses                                   1.40%           0.55%
      -------------------------------------------------------------------------------------------------------

      (1) The withdrawal charge, which ranges from 5% in the first year to 1% in the fifth year, is imposed only upon withdrawals under Option 9 which are permitted only during the Liquidity Period. The withdrawal charge is based upon the year in which the withdrawal is made as measured from the Annuity Payout Date.

      The table below shows the minimum and maximum total operating expenses charged by the Portfolios. You will pay the expenses of the Portfolios corresponding to the Subaccounts in which you invest during the time that you own the Contract. More details concerning each Portfolio's fees and expenses are contained in its prospectus.

      Table 2


      --------------------------------------------------------------------------
                                                   Minimum           Maximum

       Total Annual Portfolio Operating
         Expenses(1)                                0.40%             1.05%
      --------------------------------------------------------------------------

      (1) Expenses deducted from Portfolio assets include management fees, distribution fees, and other expenses. The maximum expenses above represent the total annual operating expenses of that Portfolio with the highest total operating expenses for the period ended December 31, 2005, and the minimum expenses represent the total annual operating expenses of that Portfolio with the lowest total operating expenses for the period ended December 31, 2005.


      Examples

      These Examples are intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. These costs include Contract Owner transaction expenses, separate account annual expenses and Portfolio fees and expenses but do not include state premium taxes, which may be applicable to your Contract.

      The Examples assume that you invest $10,000 in the Contract for the time periods indicated. The Examples also assume that your investment has a 5% return each year and assumes the maximum fees and expenses of the Contract and any of the Portfolios. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

VARIABLE ANNUITY PROSPECTUS                                                   11
--------------------------------------------------------------------------------

      Table 3

      -------------------------------------------------------------------------------------------------------
                                                                       1 Year    3 Years   5 Years   10 Years
      Option 9
      If you surrender your Contract at the end of the applicable
        time period                                                     $ 704    $ 1051     $ 1406    $ 2786
      If you do not surrender or you annuitize your Contract              248       764       1306      2786

      All Other Annuity Options

      If you surrender your Contract at the end of the applicable
        time period                                                       163       505        871      1900
      If you do not surrender or you annuitize your Contract              163       505        871      1900
      -------------------------------------------------------------------------------------------------------

CONDENSED FINANCIAL INFORMATION
--------------------------------------------------------------------------------


      The following condensed financial information presents accumulation unit values and ending accumulation units outstanding for each Subaccount for each of the following periods ending December 31.


      Accumulation unit values for Annuity Options 5 through 7 and a deferred annuity contract funded by the Separate Account.

      Table 4


     -----------------------------------------------------------------------------------------------------------------
                                             2005       2004        2003       2002        2001       2000        1999
      New America Growth Subaccount(1)

      Accumulation unit value:
        Beginning of period............   $ 20.97    $ 19.01     $ 14.15    $ 19.85     $ 21.73    $ 24.91     $ 22.72
        End of period..................   $ 21.79    $ 20.97     $ 19.01    $ 14.15     $ 19.85    $ 21.73     $ 24.91
      Accumulation units:
        Outstanding at
        the end of period..............     1,900      2,028         167         --       1,035      1,104          --

      Equity Income Subaccount(1)

      Accumulation unit value:
        Beginning of period............   $ 29.47    $ 25.78     $ 20.66    $ 23.91     $ 22.92    $ 21.07     $ 20.42
        End of period..................   $ 30.45    $ 29.47     $ 25.78    $ 20.66     $ 23.91    $ 22.92     $ 21.07
      Accumulation units:
        Outstanding at
        the end of period..............    12,277     14,968       9,757      5,227       7,651      5,347       1,914

      Personal Strategy Balanced
      Subaccount(1)

      Accumulation unit value:
        Beginning of period............   $ 25.26    $ 22.51     $ 18.14    $ 19.78     $ 19.07    $ 19.44     $ 18.04
        End of period..................   $ 26.73    $ 25.26     $ 22.51    $ 18.14     $ 19.78    $ 19.07     $ 19.44
      Accumulation units:
        Outstanding at
        the end of period..............     9,834     11,754       5,461      6,227       7,696      4,477          --

      Blue Chip Growth Subaccount(3)

      Accumulation unit value:
        Beginning of period............   $  8.98    $  8.30     $  6.49    $  8.57     $ 10.00
        End of period..................   $  9.46    $  8.98     $  8.30    $  6.49     $  8.57
      Accumulation units:
        Outstanding at
        the end of period..............     6,255      7,576       8,286      1,745          --

      Health Sciences Subaccount(3)

      Accumulation unit value:
        Beginning of period............   $ 10.11    $  8.79     $  6.49    $  9.07     $ 10.00
        End of period..................   $ 11.40    $ 10.11     $  8.79    $  6.49     $  9.07
      Accumulation units:
        Outstanding at
        the end of period..............     2,195      3,065       3,755      2,797       2,322
      ----------------------------------------------------------------------------------------------------------------

VARIABLE ANNUITY PROSPECTUS                                                   12
--------------------------------------------------------------------------------


      ----------------------------------------------------------------------------------------------------------------
                                             2005       2004        2003       2002        2001       2000        1999
      Equity Index 500 Subaccount(3)
      Accumulation unit value:
        Beginning of period............   $  9.48    $  8.64     $  6.77    $  8.76     $ 10.00
        End of period..................   $  9.89    $  9.48     $  8.64    $  6.77     $  8.76
      Accumulation units:
        Outstanding at
        the end of period..............     5,581      5,809       2,422         --          --

      Limited-Term Bond Subaccount(1)

      Accumulation unit value:
        Beginning of period............   $ 15.87    $ 15.79     $ 15.22    $ 14.52     $ 13.00    $ 12.28     $ 12.38
        End of period..................   $ 16.06    $ 15.87     $ 15.79    $ 15.22     $ 14.52    $ 13.00     $ 12.28
      Accumulation units:
        Outstanding at
        the end of period..............    13,809     17,351       4,017      5,121       4,192         --          --

      Mid-Cap Growth Subaccount(2)

      Accumulation unit value:
        Beginning of period............   $ 23.57    $ 20.02     $ 14.55    $ 18.58     $ 18.53    $ 17.47     $ 14.34
        End of period..................   $ 26.89    $ 23.57     $ 20.02    $ 14.55     $ 18.58    $ 18.53     $ 17.47
      Accumulation units:
        Outstanding at
        the end of period..............     6,535      7,497       3,835      1,588       2,627      3,616       2,502

      Prime Reserve Subaccount(2)

      Accumulation unit value:
        Beginning of period............   $ 12.66    $ 12.62     $ 12.60    $ 12.49     $ 11.96    $ 11.44     $ 10.97
        End of period..................   $ 12.94    $ 12.66     $ 12.62    $ 12.60     $ 12.49    $ 11.96     $ 11.44
      Accumulation units:
        Outstanding at
        the end of period..............     2,769      3,037       2,421     11,588      19,767      1,944          --

      International Stock Subaccount(1)

      Accumulation unit value:
        Beginning of period............   $ 15.08    $ 13.33     $ 10.27    $ 12.64     $ 15.86    $ 19.83     $ 15.08
        End of period..................   $ 17.41    $ 15.08     $ 13.33    $ 10.27     $ 12.64    $ 15.86     $ 19.83
      Accumulation units:
        Outstanding at
        the end of period..............     5,607      4,278       1,581      6,062          --      1,358          --
      ----------------------------------------------------------------------------------------------------------------


      (1)   These Subaccounts commenced operations April 3, 1995.

      (2)   These Subaccounts commenced operations January 2, 1997.

      (3)   These Subaccounts commenced operations February 1, 2001.


      Accumulation unit values for Annuity Option 9.

      Table 5


      ----------------------------------------------------------------------------------------------------------------
                                             2005       2004        2003       2002        2001       2000        1999
      New America Growth Subaccount(1)
      Accumulation unit value:
        Beginning of period............   $ 19.29    $ 17.64     $ 13.24    $ 18.73     $ 21.55    $ 24.46     $ 23.71
        End of period..................   $ 19.87    $ 19.29     $ 17.64    $ 13.24     $ 18.73    $ 21.55     $ 24.46
      Accumulation units:
        Outstanding at the end of
        period.........................     2,908      3,364       3,422      3,769       4,009      4,432       4,648

      Equity Income Subaccount(1)

      Accumulation unit value:
        Beginning of period............   $ 27.10    $ 23.92     $ 19.33    $ 22.56     $ 22.56    $ 20.23     $ 22.10
        End of period..................   $ 27.77    $ 27.10     $ 23.92    $ 19.33     $ 22.56    $ 22.56     $ 20.23
      Accumulation units:
        Outstanding at the end of
        period.........................     5,803      5,777       5,998      6,293       6,849      7,371       6,429
      ----------------------------------------------------------------------------------------------------------------

VARIABLE ANNUITY PROSPECTUS                                                   13
--------------------------------------------------------------------------------


----------------------------------------------------------------------------------------------------------------------
                                             2005       2004        2003       2002        2001       2000        1999
      Personal Strategy
      Balanced Subaccount(1)

      Accumulation unit value:
        Beginning of period............   $ 23.23    $ 20.89     $ 16.97    $ 18.67     $ 19.40    $ 18.67     $ 18.25
        End of period..................   $ 24.38    $ 23.23     $ 20.89    $ 16.97     $ 18.67    $ 19.40     $ 18.67
      Accumulation units:
        Outstanding at the end of
        period.........................     3,192      2,296       2,428      2,671       2,904      3,155       2,020

      Blue Chip Growth Subaccount(3)

      Accumulation unit value:
        Beginning of period............   $ 8.67     $  8.09         N/A        N/A         N/A
        End of period..................   $ 9.06     $  8.67         N/A        N/A         N/A
      Accumulation units:
        Outstanding at the end of
        period.........................     4,231         --          --        N/A         N/A

      Health Sciences Subaccount(3)

      Accumulation unit value:
        Beginning of period............   $  9.77    $  8.57         N/A        N/A         N/A
        End of period..................   $ 10.92    $  9.77         N/A        N/A         N/A
      Accumulation units:
        Outstanding at the end of
        period.........................       191         --          --        N/A         N/A

      Equity Index 500 Subaccount(3)

      Accumulation unit value:
        Beginning of period............   $  9.16    $  8.42         N/A        N/A         N/A
        End of period..................   $  9.47    $  9.16         N/A        N/A         N/A
      Accumulation units:
        Outstanding at the end of
        period.........................       369         --          --        N/A         N/A

      Limited-Term Bond Subaccount(1)

      Accumulation unit value:
        Beginning of period............   $ 14.61    $ 14.66     $ 14.25    $ 13.71     $ 12.82    $ 11.87     $ 11.89
        End of period..................   $ 14.65    $ 14.61     $ 14.66    $ 14.25     $ 13.71    $ 12.82     $ 11.87
      Accumulation units:
        Outstanding at the end of
        period.........................        --        145         158        171         185        199           0

      Mid-Cap Growth Subaccount(2)

      Accumulation unit value:
        Beginning of period............   $ 22.00    $ 18.86     $ 13.82    $ 17.80     $ 18.22    $ 17.20     $ 15.19
        End of period..................   $ 24.89    $ 22.00     $ 18.86    $ 13.82     $ 17.80    $ 18.22     $ 17.20
      Accumulation units:
        Outstanding at the end of
        period.........................     1,219      1,578       1,661      1,812       1,990      2,164       2,102

      Prime Reserve Subaccount(2)

      Accumulation unit value:
        Beginning of period............   $ 12.38    $ 12.45         N/A        N/A         N/A        N/A         N/A
        End of period..................   $ 12.54    $ 12.38         N/A        N/A         N/A        N/A         N/A
      Accumulation units:
        Outstanding at the end of
        period.........................        --         --          --        N/A         N/A        N/A         N/A

      International Stock Subaccount(1)

      Accumulation unit value:
        Beginning of period............   $ 13.87    $ 12.37     $  9.61    $ 11.93     $ 15.55    $ 19.20     $ 15.13
        End of period..................   $ 15.87    $ 13.87     $ 12.37    $  9.61     $ 11.93    $ 15.55     $ 19.20
      Accumulation units:
        Outstanding at the end of
        period.........................       356         --          --        578         649        722         782
----------------------------------------------------------------------------------------------------------------------


      (1)   These Subaccounts commenced operations April 3, 1995.

      (2)   These Subaccounts commenced operations January 2, 1997.

      (3)   These Subaccounts commenced operations February 1, 2001.

VARIABLE ANNUITY PROSPECTUS                                                   14
--------------------------------------------------------------------------------

INFORMATION ABOUT THE COMPANY, THE SEPARATE ACCOUNT, AND THE FUNDS
--------------------------------------------------------------------------------

Security Benefit Life Insurance Company

      The Company is a life insurance company organized under the laws of the State of Kansas. It was organized originally as a fraternal benefit society and commenced business February 22, 1892. It became a mutual life insurance company under its present name on January 2, 1950.

      On July 31, 1998, the Company converted from a mutual life insurance company to a stock life insurance company ultimately controlled by Security Benefit Mutual Holding Company, a Kansas mutual holding company. Membership interests of persons who were Contractowners as of July 31, 1998 became membership interests in Security Benefit Mutual Holding Company as of that date, and persons who acquire policies from the Company after that date automatically become members in the mutual holding company.


      The Company offers annuity contracts, as well as financial and retirement services. It is admitted to do business in the District of Columbia, and all states except New York. As of the end of 2005, the Company had total assets of approximately $12.3 billion. Together with its subsidiaries, the Company has total funds under management of approximately $15.7 billion.


Published Ratings

      The Company may from time to time publish in advertisements, sales literature, and reports to Owners, the ratings and other information assigned to it by one or more independent rating organizations such as A.M. Best Company and Standard & Poor's. The purpose of the ratings is to reflect the financial strength and/or claims-paying ability of the Company and should not be considered as bearing on the investment performance of assets held in the Separate Account. Each year the A.M. Best Company reviews the financial status of thousands of insurers, culminating in the assignment of Best's Ratings. These ratings reflect their current opinion of the relative financial strength and operating performance of an insurance company in comparison to the norms of the life/health insurance industry. In addition, the claims-paying ability of the Company as measured by Standard & Poor's Insurance Ratings Services may be referred to in advertisements or sales literature or in reports to Owners. These ratings are opinions of an operating insurance company's financial capacity to meet the obligations of its insurance and annuity policies in accordance with their terms. Such ratings do not reflect the investment performance of the Separate Account or the degree of risk associated with an investment in the Separate Account.

Separate Account

      T. Rowe Price Variable Annuity Account

      The Company established the T. Rowe Price Variable Annuity Account as a separate account under Kansas law on March 28, 1994. The Contract provides that income, gains, or losses of the Separate Account, whether or not realized, are credited to or charged against the assets of the Separate Account without regard to other income, gains, or losses of the Company. Kansas law provides that assets in a separate account attributable to the reserves and other liabilities under a contract may not be charged with liabilities arising from any other business that the insurance company conducts if, and to the extent the contract so provides. The Contract contains a provision stating that assets held in the Separate Account may not be charged with liabilities arising from other business that the Company conducts. The Company owns the assets in the Separate Account and is required to maintain sufficient assets in the Separate Account to meet all Separate Account obligations under the Contract. Such Separate Account assets are not subject to claims of the Company's creditors. The Company may transfer to its General Account assets that exceed anticipated obligations of the Separate Account. All obligations arising under the Contract are general corporate obligations of the Company. The Company may invest its own assets in the Separate Account for other purposes, but not to support contracts other

VARIABLE ANNUITY PROSPECTUS                                                   15
--------------------------------------------------------------------------------

      than variable annuity contracts, and may accumulate in the Separate Account proceeds from Contract charges and investment results applicable to those assets.

      The Contract provides that income, gains and losses, whether or not realized, are credited to, or charged against, the assets of each Subaccount without regard to the income, gains, or losses in the other Subaccounts. Each Subaccount invests exclusively in shares of a corresponding Portfolio. The Company may in the future establish additional Subaccounts of the Separate Account, which may invest in other Portfolios or in other securities, mutual funds, or investment vehicles. Under its contract with the underwriter, T. Rowe Price Investment Services, Inc. ("Investment Services"), the Company cannot add new Subaccounts, or substitute shares of another portfolio, without the consent of Investment Services, unless (1) such change is necessary to comply with applicable laws, (2) shares of any or all of the Portfolios should no longer be available for investment, or (3) the Company receives an opinion from counsel acceptable to Investment Services that substitution is in the best interest of Contractowners and that further investment in shares of the Portfolio(s) would cause undue risk to the Company. See "Substitution of Investments." For more information about the underwriter, see "Distribution of the Contract."

      The Separate Account is registered with the SEC as a unit investment trust under the Investment Company Act of 1940 (the "1940 Act"). Registration with the SEC does not involve supervision by the SEC of the administration or investment practices of the Separate Account or of the Company.

The Funds

      The T. Rowe Price Equity Series, Inc., the T. Rowe Price Fixed Income Series, Inc., and the T. Rowe Price International Series, Inc. are diversified, open-end management investment companies of the series type. The Funds are registered with the SEC under the 1940 Act. Such registration does not involve supervision by the SEC of the investments or investment policy of the Funds. Each Portfolio of the Funds pursues different investment objectives and policies.

      Shares of the Funds currently are not publicly traded mutual funds. They are available only as investment options in variable annuity or variable life insurance policies issued by life insurance companies or in some cases, through participation in certain qualified pension or retirement plans. Certain Portfolios have similar investment objectives and policies to other mutual funds managed by the same adviser. The investment results of the Portfolios, however, may be higher or lower than the results of such other funds. There can be no assurance, and no representation is made, that the investment results of any of the Portfolios will be comparable to the investment results of any other fund, even if both the Portfolio and the other fund are managed by the same adviser.

      In addition to the Separate Account, shares of the Funds are being sold to variable life insurance and variable annuity separate accounts of other insurance companies, including insurance companies affiliated with the Company. In the future, it may be disadvantageous for variable annuity separate accounts of other life insurance companies, or for both variable life insurance separate accounts and variable annuity separate accounts, to invest simultaneously in the Funds. Currently neither the Company nor the Funds foresee any such disadvantages to either variable annuity owners or variable life insurance owners. The management of the Funds intends to monitor events in order to identify any material conflicts between or among variable annuity owners and variable life insurance owners and to determine what action, if any, should be taken in response. In addition, if the Company believes that any Fund's response to any of those events or conflicts insufficiently protects Owners, it will take appropriate action on its own. For more information see the Portfolio prospectuses.

      A summary of the investment objective of each Portfolio is set forth below. There can be no assurance that any Portfolio will achieve its objective. More detailed information is contained in the accompanying

VARIABLE ANNUITY PROSPECTUS                                                   16
--------------------------------------------------------------------------------

      Portfolio prospectuses, including information on the risks associated with the investments and investment techniques of each Portfolio.

      The Portfolio prospectuses accompany this Prospectus and should be carefully read in conjunction with this Prospectus before investing.

      T. Rowe Price New America Growth Portfolio

      The investment objective of the New America Growth Portfolio is long-term growth of capital through investments primarily in the common stocks of companies operating in sectors T. Rowe Price believes will be the fastest growing in the United States.

      T. Rowe Price Mid-Cap Growth Portfolio*

      The investment objective of the Mid-Cap Growth Portfolio is to provide long-term capital appreciation by investing primarily in mid-cap stocks with potential for above average earnings growth.

      T. Rowe Price Equity Income Portfolio

      The investment objective of the Equity Income Portfolio is to provide substantial dividend income and also capital appreciation by investing primarily in common stocks of established companies.

      T. Rowe Price Personal Strategy Balanced Portfolio

      The investment objective of the Personal Strategy Balanced Portfolio is to seek the highest total return over time consistent with an emphasis on both capital appreciation and income.

      T. Rowe Price Blue Chip Growth Portfolio

      The investment objective of the Blue Chip Growth Portfolio is to seek long term capital growth by investing primarily in common stocks of large and medium-sized blue chip growth companies. Income is a secondary objective.

      T. Rowe Price Health Sciences Portfolio

      The investment objective of the Health Sciences Portfolio is to seek long-term capital appreciation by investing primarily in the common stocks of companies engaged in the research, development, production or distribution of products or services related to health care, medicine, or the life sciences.

      T. Rowe Price Equity Index 500 Portfolio**

      The investment objective of the Equity Index 500 Portfolio is to match the performance of the Standard & Poor's 500 Stock Index(R). The S&P 500 is made up of primarily large capitalization companies that represent a broad spectrum of the U.S. economy and a substantial part of the U.S. stock market's total capitalization.

      T. Rowe Price Limited-Term Bond Portfolio

      The investment objective of the Limited-Term Bond Portfolio is to seek a high level of income consistent with moderate price fluctuations in principal value by investing primarily in short- and intermediate-term investment grade debt securities.

      T. Rowe Price Prime Reserve Portfolio (not available under Option 9)

      The investment objectives of the Prime Reserve Portfolio are preservation of capital, liquidity, and, consistent with these, the highest possible current income, by investing primarily in high-quality money market securities.

VARIABLE ANNUITY PROSPECTUS                                                   17
--------------------------------------------------------------------------------

      T. Rowe Price International Stock Portfolio

      The investment objective of the International Stock Portfolio is to seek long-term growth of capital through investments primarily in common stocks of established, non-U.S. companies.

       * The Mid Cap Growth Portfolio is available only if you purchased your Contract prior to May 1, 2004. Contractowners who purchased prior to that date may allocate purchase payments and exchange Account Value or Payment Units to the Mid Cap Growth Subaccount. The Mid Cap Growth Portfolio will not accept investments from Contractowners who purchased their Contract after April 30, 2004. If you purchased your Contract after that date, you may not allocate your purchase payment or exchange your Account Value or Payment Units to the Mid Cap Growth Subaccount, which invests in the Mid Cap Growth Portfolio.

      ** " Standard & Poor's," "S&P," "S&P 500," "Standard & Poor's 500" and "500" are trademarks of the McGraw-Hill Companies, Inc. and have been licensed for use by T. Rowe Price. The Portfolio is not sponsored, endorsed, sold or promoted by Standard & Poor's and Standard & Poor's makes no representation regarding the advisability of investing in the Portfolio.

The Investment Advisers

      T. Rowe Price Associates, Inc. ("T. Rowe Price"), located at 100 East Pratt Street, Baltimore, Maryland 21202, serves as Investment Adviser to each Portfolio, except the T. Rowe Price International Stock Portfolio. T. Rowe Price International, Inc. ("TRP International"), an affiliate of T. Rowe Price, serves as Investment Adviser to the T. Rowe Price International Stock Portfolio. TRP International's U.S. office is located at 100 East Pratt Street, Baltimore, Maryland 21202. T. Rowe Price is responsible for selection and management of portfolio investments for each Portfolio except the T. Rowe Price International Stock Portfolio, and TRP International is responsible for selection and management of portfolio investments for that Portfolio. T. Rowe Price and TRP International are registered with the SEC as investment advisers.

      The Company has developed the Contract in cooperation with Investment Services and has included the Portfolios eligible for use by variable insurance products in the T. Rowe Price family of funds based on recommendations made by Investment Services, whose selection criteria may differ from the Company's selection criteria.

      T. Rowe Price and TRP International are wholly-owned subsidiaries of T. Rowe Price Group, Inc., a publicly traded financial services holding company, and are not affiliated with the Company. The Company has no responsibility for the management or operations of the Portfolios.

THE CONTRACT
--------------------------------------------------------------------------------

General

      The Company issues the Contract offered by this Prospectus. It is a single premium immediate variable annuity. To the extent that you allocate all or a portion of the Purchase Payment to the Subaccounts, the Contract is significantly different from a fixed annuity contract in that it is the Contractowner who assumes the risk of investment gain or loss rather than the Company. The Contract provides several Annuity Options under which the Company will pay periodic Annuity Payments on a variable basis, a fixed basis, or both, beginning on the Annuity Payout Date. The amount of variable Annuity Payments will depend on the investment performance of the Subaccounts to which the Purchase Payment has been allocated. The Company guarantees the amount of fixed Annuity Payments.

      The Contract is available for purchase by an individual as a non-tax qualified retirement plan ("Non-Qualified Plan"). The Contract is also eligible for purchase as an individual retirement annuity ("IRA") qualified under Section 408, or a Roth IRA qualified under Section 408A, of the Internal Revenue Code ("Qualified Plan"). An IRA may be purchased with contributions from tax-qualified plans such as 403(b) plans, 401(k) plans, or individual retirement accounts. See the discussion of IRAs and Roth IRAs

VARIABLE ANNUITY PROSPECTUS                                                   18
--------------------------------------------------------------------------------

      under "Section 408 and Section 408A." You may name Joint Owners only on a Contract issued pursuant to a Non-Qualified Plan.

      If you are purchasing the Contract as an investment vehicle for an IRA, you should consider that the Contract does not provide any additional tax advantage beyond those already available through the IRA itself. However, the Contract does offer features and benefits in addition to providing tax deferral that other investments may not offer, including annuity options which guarantee income for life. You should consult with your financial professional as to whether the overall benefits and costs of the Contract are appropriate considering your circumstances.

Application for a Contract

      If you wish to purchase a Contract, you may submit an application and the Purchase Payment to the Company, as well as any other form or information that the Company may require. The Purchase Payment may be made by check or, if you own shares of one or more mutual funds distributed by Investment Services ("T. Rowe Price Funds"), you may elect on the application to redeem shares of that fund(s) and forward the redemption proceeds to the Company. Any such transaction shall be effected by Investment Services, the distributor of the T. Rowe Price Funds and the Contract. If you redeem fund shares, it is a sale of shares for tax purposes, which may result in a taxable gain or loss. You may obtain an application by contacting the T. Rowe Price Variable Annuity Service Center. The Company reserves the right to reject an application or Purchase Payment for any reason, subject to the Company's underwriting standards and guidelines and any applicable state or federal law relating to nondiscrimination.

      Any Owner must also be an Annuitant. The maximum age of an Owner or Annuitant for which a Contract will be issued is 85. If there are Joint Owners or Annuitants, the maximum issue age will be determined by reference to the older Owner or Annuitant.

Purchase Payment

      The minimum Purchase Payment for the purchase of a Contract is $25,000. The Company will not accept additional Purchase Payments under the Contract. A Purchase Payment exceeding $1 million will not be accepted without prior approval of the Company.

      The Company will apply the initial Purchase Payment not later than the end of the second Valuation Date after the Valuation Date it is received at the T. Rowe Price Variable Annuity Service Center; provided that the Purchase Payment is preceded or accompanied by an application that contains sufficient information to establish an account and properly credit such Purchase Payment. If the Company does not receive a complete application, the Company will hold your Purchase Payment in its General Account and will notify you that it does not have the necessary information to issue a Contract and/or apply the Purchase Payment to your Contract. If you do not provide the necessary information to the Company within five Valuation Dates after the Valuation Date on which the Company first receives the initial Purchase Payment or if the Company determines it cannot otherwise issue the Contract and/or apply the Purchase Payment to your Contract, the Company will return the initial Purchase Payment to you unless you consent to the Company retaining the Purchase Payment until the application is made complete.

      An application will be considered properly completed if it (1) includes all information requested on the application, including election of an Annuity Option, and (2) is accompanied by proof of the date of birth of the Annuitant and any Joint Annuitant and the entire amount of the Purchase Payment.

      If mandated under applicable law, the Company may be required to reject a Purchase Payment. The Company also may be required to provide additional information about an Owner's account to government regulators. In addition, the Company may be required to block an Owner's account and thereby

VARIABLE ANNUITY PROSPECTUS                                                   19
--------------------------------------------------------------------------------

      refuse to pay any request for exchanges, full or partial withdrawals, or death benefits until instructions are received from the appropriate regulator.

Allocation of the Purchase Payment

      In an application for a Contract, you select the Subaccounts or the Fixed Interest Account to which the Purchase Payment will be allocated. The Purchase Payment will be allocated according to your instructions contained in the application, except that no Purchase Payment allocation is permitted that would result in less than 5% of any payment being allocated to any one Subaccount or the Fixed Interest Account. The allocations may be a whole dollar amount or a whole percentage. Available allocation alternatives generally include the Subaccounts and the Fixed Interest Account. The Prime Reserve Subaccount and the Fixed Interest Account are not available under Option 9.

Account Value

      The Account Value is the sum of the amounts under the Contract held in each Subaccount and the Fixed Interest Account. Account Value is determined as of any Valuation Date prior to the Annuity Payout Date and on and after the Annuity Payout Date under Annuity Options 5 through 7 and during the Liquidity Period under Option 9. There is no Account Value under Options 1 through 4 and 8, or after the Liquidity Period, under Option 9.

      On each Valuation Date, the portion of the Account Value allocated to any particular Subaccount will be adjusted to reflect the investment experience of that Subaccount. See "Determination of Account Value." No minimum amount of Account Value is guaranteed. You bear the entire investment risk relating to the investment performance of Account Value allocated to the Subaccounts.

Determination of Account Value

      Your Account Value will vary to a degree that depends upon several factors, including investment performance of the Subaccounts to which you have allocated Account Value, partial withdrawals, the charges assessed in connection with the Contract and Annuity Payments under Options 5 through 7 and during the Liquidity Period, under Option 9. The amounts allocated to the Subaccounts will be invested in shares of the corresponding Portfolios. The investment performance of the Subaccounts will reflect increases or decreases in the net asset value per share of the corresponding Portfolios and any dividends or distributions declared by the corresponding Portfolios. Any dividends or distributions from any Portfolio will be automatically reinvested in shares of the same Portfolio, unless the Company, on behalf of the Separate Account, elects otherwise.

      Assets in the Subaccounts are divided into Accumulation Units, which are accounting units of measure used to calculate the value of a Contractowner's interest in a Subaccount. When you allocate all or part of the Purchase Payment to a Subaccount, your Contract is credited with Accumulation Units. The number of Accumulation Units to be credited is determined by dividing the dollar amount allocated to the particular Subaccount by the price of the Subaccount's Accumulation Units as of the end of the Valuation Period in which the Purchase Payment is credited.

      In addition, other transactions including full or partial withdrawals and any withdrawal charge, exchanges, Annuity Payments under Options 5 through 7 and during the Liquidity Period under Option 9, and assessment of premium taxes against the Contract, affect the number of Accumulation Units credited to a Contract. The number of units credited or debited in connection with any such transaction is determined by dividing the dollar amount of such transaction by the Accumulation Unit value of the affected Subaccount next determined after receipt of the transaction. The price of each Subaccount is determined on each Valuation Date as of the close of the New York Stock Exchange, normally 3:00 p.m. Central time. Transactions received at or after that time on any Valuation Date will

VARIABLE ANNUITY PROSPECTUS                                                   20
--------------------------------------------------------------------------------

      be effected at the price determined on the following Valuation Date. See "Cut-Off Times." The price of each Subaccount may be determined earlier if trading on the New York Stock Exchange is restricted or as permitted by the SEC.

      The number of Accumulation Units credited to a Contract will not be changed by any subsequent change in the value of an Accumulation Unit, but the dollar value of an Accumulation Unit may vary from Valuation Date to Valuation Date depending upon the investment experience of the Subaccount and charges against the Subaccount.

      The price of each Subaccount's units initially was $10. The price of a Subaccount on any Valuation Date takes into account the following: (1) the investment performance of the Subaccount, which is based upon the investment performance of the corresponding Portfolio, (2) any dividends or distributions paid by the Portfolio, (3) the charges, if any, that may be assessed by the Company for taxes attributable to the operation of the Subaccount, and (4) the mortality and expense risk charge of the applicable Annuity Option under the Contract.

Cut-Off Times

      Any financial transactions involving your Contract, including those submitted by telephone, must be received by us before any announced closing of the New York Stock Exchange to be processed on the current Valuation Date. The New York Stock Exchange normally closes at 3:00 p.m. Central time so financial transactions must be received by that time (the "cut-off time"). Financial transactions received at or after the applicable cut-off time will be processed on the following Valuation Date. Financial transactions include exchanges, full and partial withdrawals, death benefit payments, and purchase payments.

Free-Look Right

      You may return a Contract within the Free-Look Period, which is generally a ten-day period beginning when you receive the Contract. Your Purchase Payment will be allocated according to your instructions contained in the application. If you return your Contract during the Free-Look Period, the Company will then deem void the returned Contract and will refund to you any part of your Purchase Payment allocated to the Fixed Interest Account plus the Account Value allocated to the Subaccounts based upon the value of Accumulation Units next determined after we receive your Contract. The Company will refund the amount of the Purchase Payment allocated to the Subaccounts rather than Account Value in those states and circumstances in which it is required to do so.

Death Benefit

      You should consider the following provisions carefully when choosing the Designated Beneficiary, Annuitant, any Joint Annuitant, and any Joint Owner, as well as before changing any of these parties. Naming different persons as Owner(s), Annuitant(s) and Designated Beneficiary(ies) can have important impacts on whether the death benefit is paid, and on who would receive it.

      If the Owner dies prior to the Annuity Payout Date, the Company will pay the death benefit proceeds upon receipt of due proof of death and instructions regarding payment. If the Owner dies and there is no Joint Annuitant, the death benefit proceeds will be payable to the Designated Beneficiary in an amount equal to the Account Value as of the Valuation Date due proof of death and instructions regarding payment are received by the Company, less any premium taxes due or paid by the Company, any partial withdrawals and any Annuity Payments. If the Owner dies and there is a Joint Annuitant, the surviving Joint Annuitant may elect to receive the death benefit proceeds described above or elect a new Annuity Option. If the Owner is not a natural person, the death benefit proceeds will be payable upon receipt of due proof of death of the Annuitant prior to the Annuity Payout Date and instructions

VARIABLE ANNUITY PROSPECTUS                                                   21
--------------------------------------------------------------------------------

      regarding payment. If the death of an Owner occurs on or after the Annuity Payout Date, any death benefit will be determined according to the terms of the Annuity Option selected by the Owner. See "Annuity Options." A tax adviser should be consulted in considering Annuity Options. See "Federal Tax Matters" for a discussion of the tax consequences in the event of death.

Distribution Requirements

      If the Designated Beneficiary is a natural person, that person alternatively can elect to begin receiving annuity payments within one year of the Owner's death over a period not extending beyond his or her life or life expectancy. For Contracts issued in connection with Non-Qualified Plans, if any Owner dies prior to the Annuity Payout Date, the entire death benefit must be paid within five years after the death of such Owner. If the Designated Beneficiary is a natural person, that person alternatively can elect to begin receiving annuity payments within one year of the Owner's death over a period not extending beyond his or her life or life expectancy. If any Owner dies on or after the Annuity Payout Date, Annuity Payments shall continue to be paid at least as rapidly as under the method of payment being used as of the date of the Owner's death. If the Owner of the Contract is not a natural person, these distribution rules are applicable upon the death of or a change in the primary Annuitant.

      For Contracts issued in connection with Qualified Plans, the terms of any Qualified Plan and the Internal Revenue Code should be reviewed with respect to limitations or restrictions on distributions following the death of the Owner or Annuitant. Because the rules applicable to Qualified Plans are extremely complex, a competent tax adviser should be consulted.

CHARGES AND DEDUCTIONS
--------------------------------------------------------------------------------

Mortality and Expense Risk Charge

      The Company deducts a daily charge from the assets of each Subaccount for mortality and expense risks assumed by the Company under the Contract. The charge generally is equal to an annual rate of 0.55% of each Subaccount's average daily net assets. This amount is intended to compensate the Company for certain mortality and expense risks the Company assumes in offering and administering the Contract and in operating the Subaccounts. If Option 9 is selected, the mortality and expense risk charge is equal to an annual rate of 1.40% of each Subaccount's average daily net assets.

      The expense risk is the risk that the Company's actual expenses in issuing and administering the Contract and operating the Subaccounts will be more than the charges assessed for such expenses. The mortality risk borne by the Company is the risk that Annuitants, as a group, will live longer than the Company's actuarial tables predict. In this event, the Company guarantees that Annuity Payments will not be affected by a change in mortality experience that results in the payment of greater annuity income than assumed under the Annuity Options in the Contract. With respect to Option 9, the Company also assumes the risks associated with providing the Floor Payment. See "Option 9 - Life Income with Liquidity."

      The Company may ultimately realize a profit from the mortality and expense risk charge to the extent it is not needed to cover mortality and administrative expenses, but the Company may realize a loss to the extent the charge is not sufficient. The Company may use any profit derived from this charge for any lawful purpose, including any promotional and administrative expenses, including compensation paid by the Company to Investment Services or an affiliate thereof. Until August 2003, the Company paid Investment Services at the annual rate of 0.10% of each Subaccount's average daily net assets for administrative services.

VARIABLE ANNUITY PROSPECTUS                                                   22
--------------------------------------------------------------------------------

Premium Tax Charge

      Various states and municipalities impose a tax on premiums on annuity contracts received by insurance companies. Whether or not a premium tax is imposed will depend upon, among other things, the Owner's state of residence, the Annuitant's state of residence, and the insurance tax laws and the Company's status in a particular state. The Company assesses a premium tax charge to reimburse itself for premium taxes that it incurs in connection with a Contract. This charge will be deducted from the Purchase Payment if premium tax is incurred. The Company reserves the right to deduct premium taxes when due or anytime thereafter. Premium tax rates currently range from 0% to 3.5%, but are subject to change by a governmental entity.

Contract Withdrawal Charge

      The Company deducts a withdrawal charge from full or partial withdrawals made during the Liquidity Period under Option 9. The charge is deducted from the Subaccounts in the same proportion as the withdrawal is allocated. The withdrawal charge is based upon the year in which the withdrawal is made as measured from the Annuity Payout Date. Withdrawals after the fifth year from the Annuity Payout Date are not permitted. The withdrawal charge, which is set forth below, is applied to the amount of the withdrawal.

      Table 6

      -------------------------------------------------------------
      Year from Annuity Payout Date             Withdrawal Charge
                  First                                5%
                 Second                                4%
                  Third                                3%
                 Fourth                                2%
                  Fifth                                1%
      -------------------------------------------------------------

      The withdrawal charge compensates the Company for the costs associated with providing the Floor Payment under Option 9, including the costs of reinsurance purchased by the Company to hedge against the Company's potential losses from providing the Floor Payment.

Other Charges

      The Company may charge the Separate Account or the Subaccounts for the federal, state, or local taxes incurred by the Company that are attributable to the Separate Account or the Subaccounts, or to the operations of the Company with respect to the Contract, or that are attributable to payment of premiums or acquisition costs under the Contract. No such charge is currently assessed. See "Tax Status of the Company and the Separate Account" and "Charge for the Company's Taxes."

Guarantee of Certain Charges

      The Company guarantees that the charge for mortality and expense risks will not exceed an annual rate of 0.55% of each Subaccount's average daily net assets (1.40% of each Subaccount's average daily net assets under Option 9).

Fund Expenses


      Each Subaccount purchases shares at the net asset value of the corresponding Portfolio. Each Portfolio's net asset value reflects the investment management fee and other expenses that are deducted from the assets of the Fund. These fees and expenses are not deducted from the Subaccounts, but are paid from the assets of the corresponding Portfolio. As a result, you indirectly bear a pro rata portion of such fees and expenses. The management fees and other expenses, if any, which are more fully described in each

VARIABLE ANNUITY PROSPECTUS                                                   23
--------------------------------------------------------------------------------

      Portfolio's prospectus, are not specified or fixed under the terms of the Contract, and may vary from year to year. The Company bears no responsibility for such fees and expenses.

ANNUITY PAYMENTS
--------------------------------------------------------------------------------

General

      You must select an Annuity Payout Date, which must be within 30 days of the Contract Date, at the time of purchase. If you do not select an Annuity Payout Date, the Annuity Payout Date will be a date one month from the Contract Date. For example, if the Contract Date is February 28 and no Annuity Payout Date is selected, the Annuity Payout Date will be March 28.

      On the Annuity Payout Date, the Purchase Payment, less any applicable premium taxes, will be applied to provide an annuity under one of the Options described below. The Purchase Payment is further reduced by an amount equal to 1.8% of the Purchase Payment if you elect a fixed annuity under one of Options 1 through 4 or 8. Each Option, except Option 9, which is available only as a variable annuity, is available in two forms--either as a variable annuity for use with the Subaccounts or as a fixed annuity for use with the Fixed Interest Account. A combination variable and fixed annuity is also available under Options 5 through 7. Your payment choices for each Annuity Option are set forth in the table below.

      Table 7

      ------------------------------------------------------------------------------------------------------------
                                                                                              Combination Variable
        Annuity Option                                   Variable Annuity    Fixed Annuity      and Fixed Annuity
      ------------------------------------------------------------------------------------------------------------
        Option 1 - Life Income                                   X                 X
      ------------------------------------------------------------------------------------------------------------
        Option 2 - Life Income with Period Certain               X                 X
      ------------------------------------------------------------------------------------------------------------
        Option 3 - Life Income with Installment Refund           X                 X
      ------------------------------------------------------------------------------------------------------------
        Option 4 - Joint and Last Survivor                       X                 X
      ------------------------------------------------------------------------------------------------------------
        Option 5 - Payments for a Specified Period               X                 X                    X
      ------------------------------------------------------------------------------------------------------------
        Option 6 - Payments of a Specified Amount                X                 X                    X
      ------------------------------------------------------------------------------------------------------------
        Option 7 - Age Recalculation                             X                 X                    X
      ------------------------------------------------------------------------------------------------------------
        Option 8 - Period Certain                                X                 X
      ------------------------------------------------------------------------------------------------------------
        Option 9 - Life Income with Liquidity                    X
      ------------------------------------------------------------------------------------------------------------

      Variable Annuity Payments will fluctuate with the investment performance of the applicable Subaccounts while fixed Annuity Payments will not. Any portion of the net Purchase Payment under the Contract allocated to the Subaccounts will be applied to purchase a variable annuity and any portion under the Contract allocated to the Fixed Interest Account will be applied to purchase a fixed annuity. The net Purchase Payment will be equal to the Purchase Payment, reduced by any applicable premium taxes, and 1.8% of the Purchase Payment if a fixed annuity under one of Options 1 through 4 or 8 is selected.

      You may elect to receive Annuity Payments on a monthly, quarterly, semiannual, or annual basis, except that under Option 9, Annuity Payments can be made only on a monthly basis. No Annuity Payments will be made for less than $100 except that there is no minimum payment amount with respect to Annuity Payments under Option 9. You may direct Investment Services to apply the proceeds of an Annuity Payment to purchase shares of one or more of the T. Rowe Price Funds by submitting a written request to the T. Rowe Price Variable Annuity Service Center. If the frequency of payments selected would result in payments of less than $100, the Company reserves the right to change the frequency. For example, if you select monthly payments and your payment amount would be $75 per month, the Company could

VARIABLE ANNUITY PROSPECTUS                                                   24
--------------------------------------------------------------------------------

      elect to change your payment frequency to quarterly as less frequent payments will result in a larger payment amount (assuming the same amount is applied to purchase the annuity).

      You may not change the Annuity Payout Date, Annuity Option or Annuitant at any time after the Contract has been issued.

Exchanges

      You may exchange Account Value or Payment Units (depending upon the Annuity Option selected) among the Subaccounts upon proper written request to the T. Rowe Price Variable Annuity Service Center. You may make exchanges by telephone if telephone exchanges were elected in the application, or an Authorization for Telephone Requests form has been completed, signed and filed at the T. Rowe Price Variable Annuity Service Center. Up to six exchanges are allowed in any Contract Year. The minimum amount of Account Value that may be exchanged is $500 or, if less, the amount remaining in the Fixed Interest Account or Subaccount. Exchanges of Account Value or Payment Units will immediately affect the amount of future Annuity Payments, which will be based upon the performance of the Subaccounts to which the exchange is made. Because Option 9 provides for level monthly payments that reset only annually, an exchange under Option 9 will not affect the amount of the Annuity Payment until the next annual reset date.

      The Owner may exchange Payment Units among Subaccounts under Options 1 through 4 and 8 and may exchange Account Value among the Subaccounts and the Fixed Interest Account under Options 5 through 7, subject to the restrictions on exchanges from the Fixed Interest Account described under the "Fixed Interest Account." Under Option 9, the Owner may exchange only among the Subaccounts (excluding the Prime Reserve Subaccount). Under Option 9, Account Value may be exchanged during the Liquidity Period and Payment Units may be exchanged after the Liquidity Period. An exchange of Account Value during the Liquidity Period under Option 9 will automatically effect a corresponding exchange of Payment Units.

      The Company generally effects exchanges between Subaccounts at their respective Accumulation Unit values as of the close of the Valuation Period during which the exchange request is received; however, exchange requests received at or after the cut-off time of 3:00 p.m. Central time on any Valuation Date will be effected at the Accumulation Unit value determined on the following Valuation Date. See "Cut-Off Times."

      Frequent Exchange Restrictions

      The Contract is not designed for organizations or individuals engaging in a market timing strategy, or making programmed exchanges, frequent exchanges or exchanges that are large in relation to the total assets of the Portfolios. These kinds of strategies and exchange activities may disrupt portfolio management of the Portfolios in which the Subaccounts invest (such as requiring the Portfolios to maintain a high level of cash or causing the Portfolios to liquidate investments prematurely to pay withdrawals), hurt Portfolio performance, and drive Portfolio expenses (such as brokerage and administrative expenses) higher. In addition, because other insurance companies and/or retirement plans may invest in the Portfolios, the risk exists that the Portfolios may suffer harm from programmed, frequent, or large exchanges among subaccounts of variable contracts issued by other insurance companies or among investment options available to retirement plan participants. These risks and costs are borne by all shareholders of the affected Portfolios and Owners with Account Value allocated to the corresponding Subaccount (as well as their Designated Beneficiaries and Annuitants) and long-term investors who do not generate these costs.

VARIABLE ANNUITY PROSPECTUS                                                   25
--------------------------------------------------------------------------------

      The Company has in place policies and procedures designed to restrict exchanges if we determine that you are engaging in a pattern of exchanges that is disruptive to the Portfolios or potentially disadvantageous to other Owners with Account Value allocated to the applicable Subaccount (regardless of the number of previous exchanges the Owner or Participant has made during the Contract Year). In making this determination, we monitor exchanges among the Subaccounts and consider among other things, the following factors:

            o   The total dollar amount being exchanged:

            o The number of exchanges you made within the previous three months;

            o Whether your exchanges appear to follow a pattern designed to take advantage of short-term market fluctuations; and

            o Whether your exchanges appear to be part of a group of exchanges made by a third party on behalf of the individual Owners in the group.


      If the Company determines that your exchange patterns among the Subaccounts are disruptive to the Portfolios or potentially disadvantageous to Owners, the Company may send you a letter notifying you that it is prohibiting you from making telephone exchanges or other electronic exchanges and instead requiring that you submit exchange requests in writing via regular U.S. mail for a disclosed period that begins on the date of the letter. In addition, if you make a certain number of exchanges from a Subaccount followed by an exchange to that Subaccount (or to a Subaccount followed by an exchange from that Subaccount) ("round trip exchanges") during the prior three-month period or such shorter period as specified in the chart below), the Company will prohibit further exchanges to that Subaccount until such exchange may be made without violating the number of round trip exchanges permitted (please see the chart below


      Table 8

      -----------------------------------------------------------------------------------------
                                                                                Number of Round
                                    Subaccount                                  Trip Exchanges*
      -----------------------------------------------------------------------------------------
      T. Rowe Price Prime Reserve                                                  Unlimited

      T. Rowe Price New America Growth, T. Rowe Price Equity Income,                   1
      T. Rowe Price Personal Strategy Balanced, T. Rowe Price Blue Chip
      Growth, T. Rowe Price Health Sciences, T. Rowe Price Equity Index
      500, T. Rowe Price Limited-Term Bond, T. Rowe Price Mid-Cap Growth,
      T. Rowe Price International Stock
      -----------------------------------------------------------------------------------------


      * Number of round trip exchanges that can be made in any three-month period before the Company will prohibit further exchanges to that Subaccount. Exchanges to the Subaccount will be prohibited until such exchange may be made without violating the number of round trip exchanges set forth above.


      In addition to the Company's own frequent exchange procedures, managers of the Portfolios may contact the Company if they believe or suspect that there is market timing or other potentially harmful trading, and, if so, the Company will take appropriate action to protect others. In particular, the Company may, and the Company reserves the right to, reverse a potentially harmful exchange. If the Company reverses a potentially harmful exchange, it will effect such reversal not later than the close of business on the second Valuation Date following the Valuation Date in which the original exchange was effected, and the Company will inform the Owner in writing at his or her address of record.

      To the extent permitted by applicable law, the Company reserves the right to reject an exchange request at any time that the Company is unable to purchase or redeem shares of any of the Portfolios because of any refusal or restriction on purchases or redemptions of their shares as a result of the Portfolio's

VARIABLE ANNUITY PROSPECTUS                                                   26
--------------------------------------------------------------------------------


      policies and procedures on market timing activities or other potentially abusive exchanges. The Company also reserves the right to implement and administer redemption fees imposed by one or more of the Portfolios in the future. The Company expects to be contractually obligated to prohibit transfers by Owners identified by the Portfolios and to provide Owner transaction data to the Portfolios upon request. You should read the prospectuses of the Portfolios for more details on their ability to refuse or restrict purchases or redemptions of their shares.


      In its sole discretion, the Company may revise its market timing procedures at any time without prior notice as the Company deems necessary or appropriate to better detect and deter programmed, frequent, or large exchanges that may adversely affect other Owners or Portfolio shareholders, to comply with state or federal regulatory requirements, or to impose additional or alternate restrictions on market timers (such as dollar or percentage limits on exchanges). The Company may change its parameters to monitor for factors other than the number of "round trip exchanges" into and out of particular Subaccounts. For purposes of applying the parameters used to detect potential market timing and other potentially harmful activity, the Company may aggregate exchanges made in two or more Contracts that it believes are connected (for example, two Contracts with the same Owner, or owned by spouses, or owned by different partnerships or corporations that are under common control, etc.).

      The Company may vary its market timing procedures from Subaccount to Subaccount, and may be more restrictive with regard to certain Subaccounts than others. The Company may not always apply these detection methods to Subaccounts investing in Portfolios that, in its judgment, would not be particularly attractive to market timers or otherwise susceptible to harm by frequent exchanges.

      Contractowners seeking to engage in programmed, frequent, or large exchange activity may deploy a variety of strategies to avoid detection. The Company's ability to detect and deter such exchange activity is limited by operational systems and technological limitations. In addition, the terms of the Contract may also limit the Company's ability to restrict or deter harmful exchanges. Furthermore, the identification of Owners determined to be engaged in exchange activity that may adversely affect other Owners, Participants, or Portfolio shareholders involves judgments that are inherently subjective. Accordingly, despite its best efforts, the Company cannot guarantee that its market timing procedures will detect every potential market timer, but the Company applies its market timing procedures consistently to all Owners without special arrangement, waiver, or exception. Because other insurance companies and/or retirement plans may invest in the Portfolios, the Company cannot guarantee that the Portfolios will not suffer harm from programmed, frequent, or large exchanges among subaccounts of variable contracts issued by other insurance companies or among investment options available to retirement plan participants.

      Because the Company cannot guarantee that it can restrict or deter all harmful exchange activity, Owners bear the risks associated with such activity, including potential disruption of portfolio management of the Portfolios and potentially lower Portfolio performance and higher Portfolio expenses. In addition, there is a risk that the Company will not detect harmful exchange activity on the part of some Owners and, as a result, the Company will inadvertently treat those Owners differently than Owners it does not permit to engage in harmful exchange activity. Moreover, due to the Company's operational and technological limitations, as well as possible variations in the market timing policies of other insurance companies and/or retirement plans that may also invest in the Portfolios, some Owners may be treated differently than others. Consequently, there is a risk that some Owners may be able to engage in market timing while others suffer the adverse effects of such trading activities.

Full and Partial Withdrawals

      Once the Contract has been issued, an Annuitant or Owner cannot change the Annuity Option and generally cannot surrender his or her annuity and receive a lump-sum settlement in return. Full and partial withdrawals of Account Value are available, however, under Options 5 through 7, subject to the

VARIABLE ANNUITY PROSPECTUS                                                   27
--------------------------------------------------------------------------------

      restrictions on withdrawals from the Fixed Interest Account, and under Option 9 during the Liquidity Period. Withdrawals during the Liquidity Period under Option 9 are subject to a withdrawal charge as discussed under "Contract Withdrawal Charge." An Owner may elect to withdraw the present value of Annuity Payments, commuted at the assumed interest rate, if a variable annuity under Option 8 is selected. Partial withdrawals will reduce the amount of future Annuity Payments. Under Option 9, upon a partial withdrawal of Account Value, the amount of the Annuity Payment, Floor Payment and number of Payment Units used to calculate the Annuity Payment will be reduced. The amount of the Annuity Payment and the number of Payment Units for each Subaccount is reduced in the same proportion as the withdrawal reduces Account Value allocated to that Subaccount as of the date of the withdrawal. The Floor Payment is reduced in the same proportion as the withdrawal reduces overall Account Value as of the date of the withdrawal. An example of a partial withdrawal under Option 9 is set forth below.

      Table 9

      -----------------------------------------------------------------------------------------------
      Subaccounts from which        Account Value on            Withdrawal Amount          Percentage
      Annuity Payment is made      date of Withdrawal    (including Withdrawal Charges)     Reduction
      Equity Income                      $95,000                          $0                     0%
      International Stock                $25,000                     $15,000                    60%
      Total                             $120,000                     $15,000                  12.5%
      -----------------------------------------------------------------------------------------------

      Table 10

      ----------------------------------------------------------------------------------------------------
                                       Prior to Partial Withdrawal            After Partial Withdrawal
                                    -----------------------------------  ---------------------------------
                                      Amount                               Amount
      Subaccounts from which        of Annuity   Payment     Floor       of Annuity  Payment      Floor
      Annuity Payment is made        Payment      Units     Payment       Payment     Units     Payment(1)
      Equity Income(2)                 $300      29.7914      N/A          $300      29.7914       N/A
      International Stock(3)           $100       9.7847      N/A           $40       3.9139       N/A
      Total                            $400                   $304         $340                   $266
      ----------------------------------------------------------------------------------------------------

      (1) The Floor Payment is reduced by 12.5%, the percentage by which the partial Withdrawal reduced Account Value.

      (2) The Annuity Payment and Payment Units allocated to this Subaccount are not reduced in this example, because no amount is withdrawn from Account Value allocated to the Equity Income Subaccount.

      (3) The Annuity Payment and Payment Units allocated to this Subaccount are reduced by 60%, the percentage by which the partial Withdrawal reduced Account Value allocated to the International Stock Subaccount.

      A full or partial withdrawal request will be effective as of the end of the Valuation Period that a proper written request is received by the Company at the T. Rowe Price Variable Annuity Service Center. A proper request must include the written consent of any effective assignee or irrevocable beneficiary, if applicable. A Contractowner may direct Investment Services to apply the proceeds of a full or partial withdrawal to the purchase of shares of one or more of the T. Rowe Price Funds by so indicating in their written withdrawal request.

      The proceeds received upon a full withdrawal will be the Contract's Withdrawal Value. The Withdrawal Value generally is equal to the Account Value as of the end of the Valuation Period during which a proper withdrawal request is received by the Company at the T. Rowe Price Variable Annuity Service Center, less any premium taxes due and paid by the Company and, under Option 9, any withdrawal charge. The Withdrawal Value under Option 8 is the present value of future Annuity Payments calculated using the assumed interest rate, less any premium taxes due and paid by the Company.

      A partial withdrawal may be requested for a specified percentage or dollar amount of Account Value. Each partial withdrawal must be at least $500. A request for a partial withdrawal will result in a payment by the Company in accordance with the amount specified in the partial withdrawal request. Upon

VARIABLE ANNUITY PROSPECTUS                                                   28
--------------------------------------------------------------------------------

      payment, the Account Value will be reduced by an amount equal to the withdrawal, any applicable premium tax and any applicable withdrawal charge. If a partial withdrawal is requested that would leave the Withdrawal Value in the Contract less than $10,000, or with respect to Option 8, Annuity Payments after the withdrawal would be less than $100, the Company reserves the right to treat the partial withdrawal as a request for a full withdrawal.

      The Company will deduct the amount of a partial withdrawal from the Account Value in the Subaccounts and the Fixed Interest Account, according to the Contractowner's instructions to the Company, subject to the restrictions on partial withdrawals from the Fixed Interest Account. See "The Fixed Interest Account." If a Contractowner does not specify the allocation, the Company will contact the Contractowner for instructions, and the withdrawal will be effected as of the end of the Valuation Period in which such instructions are obtained.

      A full or partial withdrawal may result in receipt of taxable income to the Owner and, if made prior to the Owner attaining age 59 1/2, may be subject to a 10% penalty tax. The tax consequences of a withdrawal under the Contract should be carefully considered. See "Federal Tax Matters."

Annuity Options

      The Contract provides for nine Annuity Options. The Company may make other Annuity Options available upon request at the discretion of the Company. The Annuity Options are set forth below.

      Option 1 - Life Income Periodic Annuity Payments will be made during the lifetime of the Annuitant. It is possible under this Option for an Annuitant to receive only one Annuity Payment if the Annuitant's death occurred prior to the due date of the second Annuity Payment, two if death occurred prior to the due date of the third Annuity Payment, etc. There is no minimum number of payments guaranteed under this option. Payments will cease upon the death of the Annuitant regardless of the number of payments received.

      Option 2 - Life Income with Period Certain of 5, 10, 15, or 20 Years Periodic Annuity Payments will be made during the lifetime of the Annuitant with the promise that if, at the death of the Annuitant, payments have been made for less than a stated period, which may be 5, 10, 15, or 20 years, as elected by the Owner, Annuity Payments will be continued during the remainder of such period to the Designated Beneficiary. Upon the Annuitant's death after the period certain, no further Annuity Payments will be made.

      Option 3 - Life Income with Installment or Unit Refund Option Periodic Annuity Payments will be made during the lifetime of the Annuitant with the promise that, if at the death of the Annuitant, the number of payments that has been made is less than the number determined by dividing the amount applied under this Option by the amount of the first Annuity Payment, Annuity Payments will be continued to the Designated Beneficiary until that number of Annuity Payments has been made.

      Option 4 - Joint and Survivor Annuity Payments will be made as long as either Annuitant is living. Upon the death of one Annuitant, Annuity Payments continue to the surviving Annuitant at the same or a reduced level of 75%, 66 2/3% or 50% of Annuity Payments as elected by the Owner at the time the Annuity Option is selected. (For a Contract issued in connection with a Qualified Plan, periodic Annuity Payments will be made during the life of the participant under the Plan (the "Primary Annuitant"). Upon the death of the Primary Annuitant, payments will be made to the Joint Annuitant during his or her lifetime. Annuity Payments will be reduced by the selected percentage, if any, only upon the death of the Primary Annuitant.)

VARIABLE ANNUITY PROSPECTUS                                                   29
--------------------------------------------------------------------------------

      With respect to fixed Annuity Payments, the amount of the Annuity Payment and, with respect to Variable Annuity Payments, the number of Payment Units used to determine the Annuity Payment is reduced, if applicable, as of the first Annuity Payment following an Annuitant's (for Qualified Plans, the Primary Annuitant's) death. In the event of the death of one Annuitant, the surviving Joint Annuitant has the right to exercise all rights under the Contract, including the right to make exchanges. It is possible under this Option for only one Annuity Payment to be made if both Annuitants died prior to the second Annuity Payment due date, two if both died prior to the third Annuity Payment due date, etc. As in the case of Option 1, there is no minimum number of payments guaranteed under this Option. Payments cease upon the death of the last surviving Annuitant, regardless of the number of payments received.

      Option 5 - Payments for Specified Period Periodic Annuity Payments will be made for a fixed period, which may be from 5 to 20 years, as elected by the Owner. The amount of each Annuity Payment is determined by dividing Account Value by the number of Annuity Payments remaining in the period. If, at the death of the Annuitant, payments have been made for less than the selected fixed period, the remaining unpaid payments will be paid to the Designated Beneficiary.

      Option 6 - Payments of a Specified Amount Periodic Annuity Payments of the amount elected by the Owner will be made until Account Value is exhausted, with the guarantee that, if, at the death of the Annuitant, all guaranteed payments have not yet been made, the remaining unpaid payments will be paid to the Designated Beneficiary. This Option is available only for Contracts issued in connection with Non-Qualified Plans.

      Option 7 - Age Recalculation Periodic Annuity Payments will be made based upon the Annuitant's life expectancy, or the joint life expectancy of the Annuitant and a beneficiary, at the Annuitant's attained age (and the beneficiary's attained or adjusted age, if applicable) each year. The payments are computed by reference to government actuarial tables, and are made until Account Value is exhausted. Upon the Annuitant's death, any Account Value will be paid to the Designated Beneficiary.

      Option 8 - Period Certain Periodic Annuity Payments will be made for a stated period, which may be 5, 10, 15 or 20 years, as elected by the Owner. This option differs from Option 5 in that Annuity Payments are calculated on the basis of Payment Units. If the Annuitant dies prior to the end of the period certain, the remaining Annuity Payments will be made to the Designated Beneficiary.

      Option 9 - Life Income with Liquidity Monthly Annuity Payments will be made for the life of the Annuitant, or the Owner may elect Annuity Payments for the life of the Annuitant and a Joint Annuitant, and in both cases with a period certain of 15 years. The period certain will be for a period of 10 years in the case of a Contract issued in connection with a Qualified Plan if the life expectancy of the Annuitant or joint life expectancy of the Joint Annuitants is less than 15 years, but more than 10 years. In any case, the period certain may not exceed the life expectancy of the Annuitant or joint life expectancy of the Joint Annuitants if the Contract is issued in connection with a Qualified Plan.

      Annuity Payments under this option are guaranteed never to be less than the Floor Payment which is equal to 80% of the initial Annuity Payment; provided that the Floor Payment is adjusted in the event of a withdrawal as discussed under "Full and Partial Withdrawals." The amount of the Annuity Payment will remain level for 12 month intervals and will reset on each anniversary of the Annuity Payout Date. Annuity Payments (including the Floor Payment) during the Liquidity Period are paid from Account Value and reduce the amount of Account Value available for withdrawal. If Account Value allocated to a Subaccount is depleted during the Liquidity Period, any shortfall will be deducted proportionately from those Subaccounts that have Account Value, and future annuity payments will be based upon the performance of those Subaccounts.

VARIABLE ANNUITY PROSPECTUS                                                   30
--------------------------------------------------------------------------------

      If there are Joint Annuitants, Annuity Payments will be made as long as either Annuitant is living. Upon the death of one Annuitant, Annuity Payments continue to the surviving Annuitant at the same or a reduced level of 75%, 66 2/3% or 50% of Annuity Payments as elected by the Owner at the time the Annuity Option is selected. (For a Contract issued in connection with a Qualified Plan, periodic Annuity Payments will be made during the life of the participant under the Plan (the "Primary Annuitant"). Upon the death of the Primary Annuitant, payments will be made to the Joint Annuitant during his or her lifetime. Annuity Payments will be reduced by the selected percentage, if any, only upon the death of the Primary Annuitant.) The number of Payment Units used to calculate Annuity Payments is reduced (1) as of the Annuity Payment due at the close of the period certain, or (2) if later, as of the first Annuity Payment following the death of the Annuitant.

      A death benefit is payable to the Designated Beneficiary upon the death of the Annuitant or, if there are Joint Annuitants, upon the death of the last Annuitant prior to the close of the period certain. The death benefit during the Liquidity Period is the Account Value as of the end of the Valuation Period during which due proof of death and instructions regarding payment are received at the T. Rowe Price Variable Annuity Service Center. The Designated Beneficiary may elect the death benefit in the event of death during the remainder of the period certain, as follows:
      (1) a lump sum equal to the present value, calculated using the assumed interest rate, of the remaining guaranteed Annuity Payments as of the end of the Valuation Period during which due proof of death and instructions regarding payment are received at the T. Rowe Price Variable Annuity Service Center; or (2) the remaining guaranteed Annuity Payments paid to the Designated Beneficiary on a monthly basis.

      If there are Joint Annuitants, upon the death of one Annuitant during the Liquidity Period, the amount of Annuity Payments to the surviving Annuitant may be increased as of the close of the Liquidity Period. Whether the amount of the Annuity Payment will be increased is determined by applying an amount equal to the present value of the future Annuity Payments based upon the joint lives of the Annuitants, calculated using the assumed interest rate, to a life income option with a period certain of ten years (or the amount of time remaining in the period certain as of the close of the Liquidity Period) to determine an Annuity Payment. If this Annuity Payment is greater than the current Annuity Payment, the current payment would be increased to that amount as of the close of the Liquidity Period. The Payment Units and Floor Payment would be increased proportionately as of that date.

Selection of an Option

      You should carefully review the Annuity Options with your financial or tax adviser. For Contracts used in connection with a Qualified Plan, reference should be made to the terms of the particular plan and the requirements of the Internal Revenue Code for pertinent limitations respecting Annuity Payments and other matters. For instance, Qualified Plans generally require that Annuity Payments begin no later than April 1 of the calendar year following the year in which the Annuitant reaches age 70 1/2. In addition, under Qualified Plans, the period elected for receipt of Annuity Payments under Annuity Options (other than life income) generally may be no longer than the joint life expectancy of the Annuitant and beneficiary in the year that the Annuitant reaches age 70 1/2, and must be shorter than such joint life expectancy if the beneficiary is not the Annuitant's spouse and is more than 10 years younger than the Annuitant.

Annuity Payments

      Annuity Payments under Options 1 through 4, 8 and 9 are based upon annuity rates that vary with the Annuity Option selected. In the case of Options 1 through 4 and 9 the annuity rates will vary based upon the age and sex of the Annuitant, except that unisex rates are available where required by law. The annuity rates reflect the Annuitant's life expectancy based upon the Annuitant's age as of the Annuity Payout Date and the Annuitant's gender, unless unisex rates apply. The annuity rates are based upon the 1983(a) mortality table projected for mortality improvement using projection scale G and are adjusted

VARIABLE ANNUITY PROSPECTUS                                                   31
--------------------------------------------------------------------------------

      to reflect an assumed interest rate of 3.5% or 5%, compounded annually, as selected by the Owner. Only an assumed interest rate of 3.5% is available under Option 9. See the discussion under "Assumed Interest Rate," below. See the table below for the basis of annuity rates. In the case of Options 5, 6 and 7, Annuity Payments are based upon Account Value without regard to annuity rates.

                                 Basis of Annuity Rates

         -----------------------------------------------------------------------
                Options 1-4 and 9                                Option 8

         Assumed Interest Rate                             Assumed Interest Rate

         Mortality Table 1983(a) projected
         for mortality improvement using
         projection scale G
         -----------------------------------------------------------------------

      The Company calculates variable Annuity Payments under Options 1 through 4, 8 and 9 using Payment Units. The value of a Payment Unit for each Subaccount is determined as of each Valuation Date and initially was $1.00. The Payment Unit value of a Subaccount as of any subsequent Valuation Date is determined by adjusting the Payment Unit value on the previous Valuation Date for (1) the interim performance of the corresponding Portfolio; (2) any dividends or distributions paid by the corresponding Portfolio; (3) the mortality and expense risk charge; (4) the charges, if any, that may be assessed by the Company for taxes attributable to the operation of the Subaccount; and (5) the assumed interest rate.

      The Company determines the number of Payment Units used to calculate each variable Annuity Payment as of the Annuity Payout Date. As discussed above, the Contract specifies annuity rates for Options 1 through 4, 8 and 9 for each $1,000 applied to an Annuity Option. The net Purchase Payment as of the Annuity Payout Date is divided by $1,000 and the result is multiplied by the rate per $1,000 specified in the annuity tables to determine the initial Annuity Payment for a variable annuity and the guaranteed monthly Annuity Payment for a fixed annuity.

      On the Annuity Payout Date, the Company divides the initial variable Annuity Payment by the value as of that date of the Payment Unit for the applicable Subaccount to determine the number of Payment Units to be used in calculating subsequent Annuity Payments. If variable Annuity Payments are allocated to more than one Subaccount, the number of Payment Units will be determined by dividing the portion of the initial variable Annuity Payment allocated to a Subaccount by the value of that Subaccount's Payment Unit as of the Annuity Payout Date. The initial variable Annuity Payment is allocated to the Subaccounts in the same proportion as the Purchase Payment is allocated. The number of Payment Units will remain constant for subsequent Annuity Payments, unless the Owner exchanges Payment Units among Subaccounts or makes a withdrawal under Option 8 or during the Liquidity Period under Option 9.

      Subsequent variable Annuity Payments are calculated by multiplying the number of Payment Units allocated to a Subaccount by the value of the Payment Unit as of the date of the Annuity Payment. If the Annuity Payment is allocated to more than one Subaccount, the Annuity Payment is equal to the sum of the payment amounts determined for each Subaccount. Annuity Payments under Option 9 are reset only once each year on the 12-month anniversary of the Annuity Payout Date to reflect the investment performance of the Subaccount(s). An example is set forth below of an Annuity Payment calculation under Option 9 assuming purchase of a Contract by a 60-year old male with a Purchase Payment of $100,000 and no premium tax.

VARIABLE ANNUITY PROSPECTUS                                                   32
--------------------------------------------------------------------------------

      Table 11

      --------------------------------------------------------------------------------------------------------------
      Initial Purchase Payment     $100,000
      Premium Tax                  -      0                                     $100,000
                                   --------                                     --------  = 100
      Net Purchase Payment         $100,000                                     $  1,000

      Amount determined by reference to annuity table for a male, age 60 under Option 9...............    $4.78

      First Variable Annuity Payment (100 x $4.78)....................................................     $478

                            Allocation of     First Variable            Payment Unit            Number of Payment
                            Net Purchase      Annuity Payment         Value on Annuity       Units Used to Determine
      Subaccount               Payment          Allocation              Payout Date            Subsequent Payments
      Equity Income              50%              $239.00       /         $1.51           =        158.2781
      International Stock        50%               239.00       /          1.02           =        234.3137
                                                  -------
                                                  $478.00

                            Number of Payment Units Used to         Payment Unit Value         Amount of Subsequent
      Subaccount             Determine Subsequent Payments         on Annual Reset Date          Annuity Payment
      Equity Income                    158.2781                x          $1.60           =          $253.24
      International Stock              234.3137                x           1.10           =           257.74
                                                                                                     -------
      Subsequent Variable Annuity Payment.....................................................       $510.98

                                 Date of          Amount of                          Date of           Amount of
                             Annuity Payment   Annuity Payment                   Annuity Payment    Annuity Payment
      Annuity Payout Date      February 15         $478.00                         September 15         $478.00
                               March 15             478.00                         October 15            478.00
                               April 15             478.00                         November 15           478.00
                               May 15               478.00                         December 15           478.00
                               June 15              478.00                         January 15            478.00
                               July 15              478.00    Annual Reset Date    February 15           510.98
                               August 15            478.00
      --------------------------------------------------------------------------------------------------------------

Assumed Interest Rate

      The annuity tables in the Contract which are used to calculate variable Annuity Payments for Annuity Options 1 through 4, and 8 are based upon an "assumed interest rate" of 3.5% or 5%, compounded annually, as you elect at the time the Annuity Option is selected. (Only an assumed interest rate of 3.5% is available under Option 9.) Variable Annuity Payments generally increase or decrease from one Annuity Payment date to the next based upon the net performance (returns after fees and expenses) of the applicable Subaccounts during the interim period adjusted for the assumed interest rate. If the net performance of the Subaccounts is equal to the assumed interest rate, Annuity Payments will remain constant. If the net performance of the Subaccounts is greater than the assumed interest rate, the amount of the Annuity Payments will increase and if it is less than the assumed interest rate, the amount of the Annuity Payments will decline. A higher assumed interest rate, for example 5%, would mean a higher initial variable Annuity Payment, but the amount of the Annuity Payment would increase more slowly in a rising market (or the amount of the Annuity Payment would decline more rapidly in a declining market). Conversely, a lower assumed interest rate, for example 3.5%, would mean a lower initial variable Annuity Payment and more rapidly rising Annuity Payment amounts in a rising market and more slowly declining Annuity Payment amounts in a falling market.

THE FIXED INTEREST ACCOUNT
--------------------------------------------------------------------------------

      You may allocate your net Purchase Payment to the Fixed Interest Account to purchase a fixed annuity under Annuity Options 1 through 4 and 8. Under Annuity Options 5 through 7, all or a portion of the Purchase Payment may be allocated to the Fixed Interest Account and Account Value allocated to the Subaccounts under those Options may be exchanged to the Fixed Interest Account. A fixed annuity is

VARIABLE ANNUITY PROSPECTUS                                                   33
--------------------------------------------------------------------------------

      not available under Option 9. Amounts allocated to the Fixed Interest Account become part of the Company's General Account, which supports the Company's insurance and annuity obligations. The Company's General Account is subject to regulation and supervision by the Kansas Department of Insurance and is also subject to the insurance laws and regulations of other jurisdictions in which the Contract is distributed. In reliance on certain exemptive and exclusionary provisions, interests in the Fixed Interest Account have not been registered as securities under the Securities Act of 1933 (the "1933 Act") and the Fixed Interest Account has not been registered as an investment company under the Investment Company Act of 1940 (the "1940 Act"). Accordingly, neither the Fixed Interest Account nor any interests therein are generally subject to the provisions of the 1933 Act or the 1940 Act. The disclosure in this Prospectus relating to the Fixed Interest Account, however, may be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of statements made in the Prospectus. This Prospectus is generally intended to serve as a disclosure document only for aspects of a Contract involving the Separate Account and contains only selected information regarding the Fixed Interest Account. For more information regarding the Fixed Interest Account, see "The Contract."

      Amounts allocated to the Fixed Interest Account become part of the General Account of the Company, which consists of all assets owned by the Company other than those in the Separate Account and other separate accounts of the Company. Subject to applicable law, the Company has sole discretion over the investment of the assets of its General Account.

Interest

      Account Value allocated to the Fixed Interest Account earns interest at a fixed rate or rates that are paid by the Company. The Account Value in the Fixed Interest Account earns interest at an interest rate that is guaranteed to be at least an annual effective rate of 3% which will accrue daily ("Guaranteed Rate"). Such interest will be paid regardless of the actual investment experience of the Company's General Account. In addition, the Company may in its discretion pay interest at a rate ("Current Rate") that exceeds the Guaranteed Rate. The Company will determine the Current Rate, if any, from time to time.

      Account Value allocated or exchanged to the Fixed Interest Account will earn interest at the Current Rate, if any, in effect on the date such portion of Account Value is allocated or exchanged to the Fixed Interest Account. The Current Rate paid on any such portion of Account Value allocated or exchanged to the Fixed Interest Account will be guaranteed for rolling periods of one or more years (each a "Guarantee Period"). The Company currently offers only Guarantee Periods of one year. Upon expiration of any Guarantee Period, a new Guarantee Period of the same duration begins with respect to that portion of Account Value, which will earn interest at the Current Rate, if any, declared by the Company on the first day of the new Guarantee Period.

      Account Value allocated or exchanged to the Fixed Interest Account at one point in time may be credited with a different Current Rate than amounts allocated or exchanged to the Fixed Interest Account at another point in time. For example, amounts allocated to the Fixed Interest Account in June may be credited with a different Current Rate than amounts allocated to the Fixed Interest Account in July. In addition, if Guarantee Periods of different durations are offered, Account Value allocated or exchanged to the Fixed Interest Account for a Guarantee Period of one duration may be credited with a different Current Rate than amounts allocated or exchanged to the Fixed Interest Account for a Guarantee Period of a different duration. Therefore, at any time, various portions of a Contractowner's Account Value in the Fixed Interest Account may be earning interest at different Current Rates depending upon the point in time such portions were allocated or exchanged to the Fixed Interest Account and the duration of the Guarantee Period. The Company bears the investment risk for the Account Value allocated to the Fixed Interest Account and for paying interest at the Guaranteed Rate on amounts allocated to the Fixed Interest Account.

VARIABLE ANNUITY PROSPECTUS                                                   34
--------------------------------------------------------------------------------

      For purposes of determining the interest rates to be credited on Account Value in the Fixed Interest Account, withdrawals or exchanges from the Fixed Interest Account will be deemed to be taken first from any portion of Account Value allocated to the Fixed Interest Account for which the Guarantee Period expires during the calendar month in which the withdrawal or exchange is effected, then in the order beginning with that portion of such Account Value which has the longest amount of time remaining before the end of its Guarantee Period and ending with that portion which has the least amount of time remaining before the end of its Guarantee Period. For more information about exchanges and withdrawals from the Fixed Interest Account, see "Exchanges and Withdrawals" below.

Death Benefit

      The death benefit under the Contract will be determined in the same fashion for a Contract that is supported by the Fixed Interest Account as for a Contract that is supported by the Subaccounts. See "Annuity Options."

Contract Charges

      Premium taxes will be the same for Contractowners who allocate the Purchase Payment to the Fixed Interest Account as for those who allocate the Purchase Payment to the Subaccounts. The charge for mortality and expense risks will not be assessed against the Fixed Interest Account, and any amounts that the Company pays for income taxes allocable to the Subaccounts will not be charged against the Fixed Interest Account. In addition, the investment management fees and any other expenses paid by the Funds will not be paid directly or indirectly by Contractowners to the extent the Contract is supported by the Fixed Interest Account; however, such Contractowners will not participate in the investment experience of the Subaccounts.

Exchanges and Withdrawals

      Under Annuity Options 5 through 7 only, Account Value may be exchanged from the Subaccounts to the Fixed Interest Account and from the Fixed Interest Account to the Subaccounts, subject to the following limitation. Exchanges from the Fixed Interest Account are allowed only from the portion of Account Value, for which the Guarantee Period expires during the calendar month in which the exchange is effected. Up to six exchanges are allowed in any Contract Year and the minimum exchange amount is $500 or the amount remaining in the Fixed Interest Account. The Company reserves the right to waive or limit the number of exchanges permitted each Contract Year, to suspend exchanges, to limit the amount that may be subject to exchanges and the amount remaining in an account after an exchange, and to impose conditions on the right to exchange.

      The Contractowner may make a full or partial withdrawal of Account Value allocated to the Fixed Interest Account only under Annuity Options 5 through 7. A Contractowner may make a partial withdrawal from the Fixed Interest Account only (1) from the portion of Account Value, for which the Guarantee Period expires during the calendar month in which the partial withdrawal is effected, and (2) once per Contract Year in an amount up to the greater of $5,000 or 10% of Account Value allocated to the Fixed Interest Account at the time of the partial withdrawal. See "Full and Partial Withdrawals."

Payments from the Fixed Interest Account

      As required by most states, the Company reserves the right to delay full and partial withdrawals and exchanges from the Fixed Interest Account for up to six months after a written request in proper form is received at the
      T. Rowe Price Variable Annuity Service Center. During the period of deferral, interest at the applicable interest rate or rates will continue to be credited to the amounts allocated to the Fixed Interest Account. The Company does not expect to delay payments from the Fixed Interest Account and will notify you if there will be a delay.

VARIABLE ANNUITY PROSPECTUS                                                   35
--------------------------------------------------------------------------------

MORE ABOUT THE CONTRACT
--------------------------------------------------------------------------------

Ownership

      The Contractowner is the person named as such in the application or in any later change shown in the Company's records. While living, the Contractowner alone has the right to receive all benefits and exercise all rights that the Contract grants or the Company allows. The Owner may be an entity that is not a living person, such as a trust or corporation, referred to herein as "Non-Natural Persons." See "Federal Tax Matters."

      Joint Owners. The Joint Owners will be joint tenants with rights of survivorship and upon the death of an Owner, the surviving Owner shall be the sole Owner. Any Contract transaction requires the signature of all persons named jointly. Joint Owners are permitted only if the Contract is issued pursuant to a Non-Qualified Plan and the Joint Owner is an Annuitant.

Designation and Change of Beneficiary

      The Designated Beneficiary is the person having the right to the death benefit, if any, upon the death of the Annuitant during the Annuity Period. The Designated Beneficiary is the first person on the following list who, if a natural person, is alive on the date of death of the
      Annuitant: the Primary Beneficiary; the Secondary Beneficiary; or if none of the above is alive, the Owner's Estate. The Primary Beneficiary is the individual named as such in the application or any later change shown in the Company's records. The Contractowner may change the Primary Beneficiary at any time while the Contract is in force by written request on a form provided by the Company and received at the T. Rowe Price Variable Annuity Service Center. The change will not be binding on the Company until it is received and recorded at the T. Rowe Price Variable Annuity Service Center. The change will be effective as of the date the Change of Beneficiary form is signed subject to any payments made or other actions taken by the Company before the change is received and recorded. A Secondary Beneficiary may be designated. The Owner may designate a permanent Beneficiary whose rights under the Contract cannot be changed without the Beneficiary's consent.

Dividends

      The Contract is eligible to share in the surplus earnings of the Company. However, the current dividend scale is zero, and the Company does not anticipate that dividends will be paid.

Payments from the Separate Account

      The Company generally will pay any full or partial withdrawal benefit or death benefit proceeds from Account Value allocated to the Subaccounts, and will exchange Account Value between Subaccounts or from a Subaccount to the Fixed Interest Account, within seven days after a proper request is received at the T. Rowe Price Variable Annuity Service Center. However, the Company can postpone the payment of such a payment or exchange of amounts from the Subaccounts to the extent permitted under applicable law, which is currently permissible only for any period:

      o During which the New York Stock Exchange is closed other than customary weekend and holiday closings,

      o During which trading on the New York Stock Exchange is restricted as determined by the SEC,

      o During which an emergency, as determined by the SEC, exists as a result of which (i) disposal of securities held by the Separate Account is not reasonably practicable, or (ii) it is not reasonably practicable to determine the value of the assets of the Separate Account, or

VARIABLE ANNUITY PROSPECTUS                                                   36
--------------------------------------------------------------------------------

      o For such other periods as the SEC may by order permit for the protection of investors.

      The Company reserves the right to delay payments of any full or partial withdrawal until your Purchase Payment check has been honored by your bank.

Proof of Age and Survival

      The Company may require proof of age or survival of any person on whose life Annuity Payments depend.

Misstatements

      If you misstate the age or sex of an Annuitant, the correct amount paid or payable by the Company under the Contract shall be such as the Purchase Payment under the Contract would have provided for the correct age or sex (unless unisex rates apply).

FEDERAL TAX MATTERS
--------------------------------------------------------------------------------

Introduction

      The Contract described in this Prospectus is designed for use by individuals in retirement plans which may or may not be Qualified Plans under the provisions of the Internal Revenue Code ("Code").

      The ultimate effect of federal income taxes on the amounts held under a Contract, on Annuity Payments, and on the economic benefits to the Owner, the Annuitant, and the Beneficiary or other payee will depend upon the type of retirement plan, if any, for which the Contract is purchased, the tax and employment status of the individuals involved and a number of other factors. The discussion contained herein and in the Statement of Additional Information is general in nature and is not intended to be an exhaustive discussion of all questions that might arise in connection with a Contract. It is based upon the Company's understanding of the present federal income tax laws as currently interpreted by the Internal Revenue Service ("IRS"), and is not intended as tax advice. No representation is made regarding the likelihood of continuation of the present federal income tax laws or of the current interpretations by the IRS or the courts. Future legislation may affect annuity contracts adversely. Moreover, no attempt has been made to consider any applicable state or other laws. Because of the inherent complexity of the tax laws and the fact that tax results will vary according to the particular circumstances of the individual involved and, if applicable, the Qualified Plan, a person should consult with a qualified tax adviser regarding the purchase of a Contract, the selection of an Annuity Option under a Contract, the receipt of Annuity Payments under a Contract, or any other transaction involving a Contract. The Company does not make any guarantee regarding the tax status of, or tax consequences arising from, any Contract or any transaction involving the Contract.

Tax Status of the Company and the Separate Account

      General

      The Company intends to be taxed as a life insurance company under Part I, Subchapter L of the Code. Because the operations of the Separate Account form a part of the Company, the Company will be responsible for any federal income taxes that become payable with respect to the income of the Separate Account and its Subaccounts.

      Charge for the Company's Taxes

      A charge may be made for any federal taxes incurred by the Company that are attributable to the Separate Account, the Subaccounts, or to the operations of the Company with respect to the Contract or attributable to payments, premiums, or acquisition costs under the Contract. The Company will review the

VARIABLE ANNUITY PROSPECTUS                                                   37
--------------------------------------------------------------------------------

      question of a charge to the Separate Account, the Subaccounts or the Contract for the Company's federal taxes periodically. Charges may become necessary if, among other reasons, the tax treatment of the Company or of income and expenses under the Contract is ultimately determined to be other than what the Company currently believes it to be, if there are changes made in the federal income tax treatment of variable annuities at the insurance company level, or if there is a change in the Company's tax status.

      Under current laws, the Company may incur state and local taxes (in addition to premium taxes) in several states. At present, these taxes are not significant. If there is a material change in applicable state or local tax laws, the Company reserves the right to charge the Separate Account or the Subaccounts for such taxes, if any, attributable to the Separate Account or Subaccounts.

      Diversification Standards

      Each of the Portfolios will be required to adhere to regulations issued by the Treasury Department pursuant to Section 817(h) of the Code prescribing asset diversification requirements for investment companies whose shares are sold to insurance company separate accounts funding variable contracts. Pursuant to these regulations, on the last day of each calendar quarter (or on any day within 30 days thereafter), no more than 55% of the total assets of a Portfolio may be represented by any one investment, no more than 70% may be represented by any two investments, no more than 80% may be represented by any three investments, and no more than 90% may be represented by any four investments. For purposes of Section 817(h), securities of a single issuer generally are treated as one investment, but obligations of the U.S. Treasury and each U.S. Governmental agency or instrumentality generally are treated as securities of separate issuers. The Separate Account, through the Portfolios, intends to comply with the diversification requirements of Section 817(h).

      In certain circumstances, owners of variable annuity contracts may be considered the owners, for federal income tax purposes, of the assets of the separate account used to support their contracts. In those circumstances, income and gains from the separate account assets would be includible in the variable contractowner's gross income. The IRS has stated in published rulings that a variable contractowner will be considered the owner of separate account assets if the contractowner possesses incidents of ownership in those assets, such as the ability to exercise investment control over the assets. The Treasury Department also announced, in connection with the issuance of regulations concerning diversification, that those regulations "do not provide guidance concerning the circumstances in which investor control of the investments of a segregated asset account may cause the investor (i.e., the policyowner), rather than the insurance company, to be treated as the owner of the assets in the account." This announcement also stated that guidance would be issued by way of regulations or rulings on the "extent to which policyholders may direct their investments to particular subaccounts without being treated as owners of the underlying assets." Guidance issued to date has no application to the Contract.

      The ownership rights under the Contract are similar to, but different in certain respects from, those described by the IRS in rulings in which it was determined that policyowners were not owners of separate account assets. For example in the present case, the Contractowner has additional flexibility in allocating the Purchase Payment and Account Values than in the cases described in the rulings. These differences could result in a Contractowner being treated as the owner of a pro rata portion of the assets of the Separate Account. In addition, the Company does not know what standards will be set forth, if any, in the regulations or rulings which the Treasury Department has stated it expects to issue. The Company therefore reserves the right to modify the Contract, as it deems appropriate, to attempt to prevent a Contractowner from being considered the owner of a pro rata share of the assets of the Separate Account. Moreover, in the event that regulations or rulings are promulgated, there can be no assurance that the Portfolios will be able to operate as currently described in the Prospectus, or that the Funds will not have to change any Portfolio's investment objective or investment policies.

VARIABLE ANNUITY PROSPECTUS                                                   38
--------------------------------------------------------------------------------

      Income Taxation of Annuities in General-Non-Qualified Plans

      Section 72 of the Code governs the taxation of annuities. In general, a Contractowner is not taxed on increases in value under an annuity contract until some form of distribution is made under the contract. However, the increase in value may be subject to tax currently under certain circumstances. See "Contracts Owned by Non-Natural Persons" and "Diversification Standards." Withholding of federal income taxes on all distributions may be required unless a recipient who is eligible elects not to have any amounts withheld and properly notifies the Company of that election.

      o   Surrenders or Withdrawals Prior to the Annuity Payout Date Code
          Section 72 provides that amounts received upon a total or partial withdrawal from a Contract prior to the Annuity Payout Date generally will be treated as gross income to the extent that the cash value of the Contract immediately before the withdrawal (determined without regard to any surrender charge in the case of a partial withdrawal) exceeds the "investment in the contract." The "investment in the contract" is that portion, if any, of Purchase Payments paid under a Contract less any distributions received previously under the Contract that are excluded from the recipient's gross income. The taxable portion is taxed at ordinary income tax rates. For purposes of this rule, a pledge or assignment of a Contract is treated as a payment received on account of a partial withdrawal of a Contract. Similarly, loans under a Contract are generally treated as distributions under the Contract.

      o Surrenders or Withdrawals on or after the Annuity Payout Date Upon a complete surrender, the amount received is taxable to the extent that the cash value of the Contract exceeds the investment in the Contract. The taxable portion of such payments will be taxed at ordinary income tax rates.

          For fixed Annuity Payments, the taxable portion of each payment generally is determined by using a formula known as the "exclusion ratio," which establishes the ratio that the investment in the Contract bears to the total expected amount of Annuity Payments for the term of the Contract. That ratio is then applied to each payment to determine the non-taxable portion of the payment. The remaining portion of each payment is taxed at ordinary income rates. For variable Annuity Payments, the taxable portion of each payment is determined by using a formula known as the "excludable amount," which establishes the non-taxable portion of each payment. The non-taxable portion is a fixed dollar amount for each payment, determined by dividing the investment in the Contract by the number of payments to be made. The remainder of each variable Annuity Payment is taxable. Once the excludable portion of Annuity Payments to date equals the investment in the Contract, the balance of the Annuity Payments will be fully taxable.

      o Penalty Tax on Certain Surrenders and Withdrawals With respect to amounts withdrawn or distributed before the taxpayer reaches age 59 1/2, a penalty tax is generally imposed equal to 10% of the portion of such amount which is includible in gross income. However, the penalty tax is not applicable to withdrawals: (i) made on or after the death of the owner (or where the owner is not an individual, the death of the "primary annuitant," who is defined as the individual the events in whose life are of primary importance in affecting the timing and amount of the payout under the Contract); (ii) attributable to the taxpayer's becoming totally disabled within the meaning of Code
          Section 72(m)(7); (iii) which are part of a series of substantially equal periodic payments (not less frequently than annually) made for the life (or life expectancy) of the taxpayer, or the joint lives (or joint life expectancies) of the taxpayer and his or her beneficiary;
          (iv) from certain qualified plans; (v) under a so-called qualified funding asset (as defined in Code Section 130(d)); (vi) under an immediate annuity contract; or (vii) which are purchased by an employer on termination of certain types of qualified plans and which are held by the employer until the employee separates from service.

          If the penalty tax does not apply to a surrender or withdrawal as a result of the application of item (iii) above, and the series of payments are subsequently modified (other than by reason of

VARIABLE ANNUITY PROSPECTUS                                                   39
--------------------------------------------------------------------------------

          death or disability), the tax for the first year in which the modification occurs will be increased by an amount (determined by the regulations) equal to the tax that would have been imposed but for item (iii) above, plus interest for the deferral period, if the modification takes place (a) before the close of the period which is five years from the date of the first payment and after the taxpayer attains age 59 1/2, or (b) before the taxpayer reaches age 59 1/2.

      Additional Considerations

      o Distribution-at-Death Rules In order to be treated as an annuity contract, a Contract must provide the following two distribution rules: (a) if any owner dies on or after the Annuity Payout Date, and before the entire interest in the Contract has been distributed, the remainder of the owner's interest will be distributed at least as quickly as the method in effect on the owner's death; and (b) if any owner dies before the Annuity Payout Date, the entire interest in the Contract must generally be distributed within five years after the date of death, or, if payable to a designated beneficiary, must be annuitized over the life of that designated beneficiary or over a period not extending beyond the life expectancy of that beneficiary, commencing within one year after the date of death of the owner. If the sole designated beneficiary is the spouse of the deceased owner, the Contract (together with the deferral of tax on the accrued and future income thereunder) may be continued in the name of the spouse as owner.

          Generally, for purposes of determining when distributions must begin under the foregoing rules, where an owner is not an individual, the primary annuitant is considered the owner. In that case, a change in the primary annuitant will be treated as the death of the owner. Finally, in the case of joint owners, the distribution-at-death rules will be applied by treating the death of the first owner as the one to be taken into account in determining generally when distributions must commence, unless the sole Designated Beneficiary is the deceased owner's spouse.

      o Gift of Annuity Contracts Generally, gifts of non-tax qualified Contracts prior to the Annuity Payout Date will trigger tax on the gain on the Contract, with the donee getting a stepped-up basis for the amount included in the donor's income. The 10% penalty tax and gift tax also may be applicable. This provision does not apply to transfers between spouses or incident to a divorce.

      o Contracts Owned by Non-Natural Persons If the Contract is held by a non-natural person (for example, a corporation), the income on that Contract (generally the increase in net surrender value less the Purchase Payments) is includible in taxable income each year. The rule does not apply where the Contract is acquired by the estate of a decedent, where the Contract is held by certain types of retirement plans, where the Contract is a qualified funding asset for structured settlements, where the Contract is purchased on behalf of an employee upon termination of a qualified plan, and in the case of an immediate annuity. An annuity contract held by a trust or other entity as agent for a natural person is considered held by a natural person.

      o Multiple Contract Rule For purposes of determining the amount of any distribution under Code Section 72(e) (amounts not received as annuities) that is includible in gross income, all Non-Qualified Plan annuity contracts issued by the same insurer to the same Contractowner during any calendar year are to be aggregated and treated as one contract. Thus, any amount received under any such contract prior to the contract's Annuity Payout Date, such as a partial withdrawal, dividend, or loan, will be taxable (and possibly subject to the 10% penalty tax) to the extent of the combined income in all such contracts.

          In addition, the Treasury Department has broad regulatory authority in applying this provision to prevent avoidance of the purposes of this rule. It is possible that, under this authority, the Treasury Department may apply this rule to amounts that are paid as annuities (on and after the Annuity Payout


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VARIABLE ANNUITY PROSPECTUS                                                   40
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          Date) under annuity contracts issued by the same company to the same owner during any calendar year. In this case, Annuity Payments could be fully taxable (and possibly subject to the 10% penalty tax) to the extent of the combined income in all such contracts and regardless of whether any amount would otherwise have been excluded from income because of the "exclusion ratio" under the contract.

      o Possible Tax Changes In recent years, legislation has been proposed that would have adversely modified the federal taxation of certain annuities. There is always the possibility that the tax treatment of annuities could change by legislation or other means (such as IRS regulations, revenue rulings, and judicial decisions). Moreover, although unlikely, it is also possible that any legislative change could be retroactive (that is, effective prior to the date of such change).

      o Transfers, Assignments, or Exchanges of a Contract A transfer of ownership of a Contract, the designation of an Annuitant, Payee, or other Beneficiary who is not also the Owner, the selection of certain Annuity Payout Dates or the exchange of a Contract may result in certain tax consequences to the Owner that are not discussed herein. An Owner contemplating any such transfer, assignment, selection, or exchange should contact a competent tax adviser with respect to the potential effects of such a transaction.

Qualified Plans

      The Contract may be used as a Qualified Plan that meets the requirements of an individual retirement annuity ("IRA") under Section 408 of the Code or a Roth IRA under Section 408A of the Code.

      If you are purchasing the Contract as an investment vehicle for one of these Qualified Plans, you should consider that the Contract does not provide any additional tax advantage beyond that already available through the Qualified Plan. However, the Contract does offer features and benefits in addition to providing tax deferral that other investments may not offer, including annuity options which guarantee income for life. You should consult with your financial professional as to whether the overall benefits and costs of the Contract are appropriate considering your circumstances.

      The tax rules applicable to participants in such Qualified Plans vary according to the type of plan and the terms and conditions of the plan itself. No attempt is made herein to provide more than general information about the use of the Contract with the various types of Qualified Plans. These Qualified Plans may permit the purchase of the Contracts to accumulate retirement savings under the plans. Adverse tax or other legal consequences to the plan, to the participant or to both may result if this Contract is assigned or transferred to any individual as a means to provide benefit payments, unless the plan complies with all legal requirements applicable to such benefits prior to transfer of the Contract. Contractowners, Annuitants, and Beneficiaries are cautioned that the rights of any person to any benefits under such Qualified Plans may be subject to the terms and conditions of the plans themselves or limited by applicable law, regardless of the terms and conditions of the Contract issued in connection therewith.

      The amounts that may be contributed to a Qualified Plans are subject to limitations that vary depending on the type of Plan. In addition, early distributions from most Qualified Plans may be subject to penalty taxes, or for certain plans, could cause the Plan to be disqualified. Furthermore, distributions from most Qualified Plans are subject to certain minimum distribution rules. Failure to comply with these rules could result in disqualification of the Plan or subject the Owner or Annuitant to penalty taxes. As a result, the minimum distribution rules may limit the availability of certain Annuity Options to certain Annuitants and their beneficiaries. These requirements may not be incorporated into the Company's Contract administration procedures. Contractowners, participants and Designated Beneficiaries are responsible for determining that contributions, distributions, and other transactions with respect to the Contract comply with applicable law.


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VARIABLE ANNUITY PROSPECTUS                                                   41
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      The following is a brief description of Qualified Plans and the use of the
      Contract therewith:


      o   Section 408


          Individual Retirement Annuities. Section 408 of the Code permits eligible individuals to establish individual retirement programs through the purchase of Individual Retirement Annuities ("traditional IRAs"). The Contract may be purchased as an IRA. The IRAs described in this paragraph are called "traditional IRAs" to distinguish them from "Roth IRAs."

          IRAs are subject to limitations on the amount that may be contributed, the persons who may be eligible and on the time when distributions must commence. Depending upon the circumstances of the individual, contributions to a traditional IRA may be made on a deductible or nondeductible basis. IRAs may not be transferred, sold, assigned, discounted, or pledged as collateral for a loan or other obligation. The annual premium for an IRA may not be fixed and may not exceed (except in the case of a rollover contribution) the lesser of 100% of the individual's taxable compensation or the applicable dollar amount as shown in the table below:

          Table 12


          ---------------------------------
              Tax Year            Amount
              2006-2007           $4,000
          2008 and thereafter     $5,000
          ---------------------------------

          Any refund of premium must be applied to the payment of future premiums or the purchase of additional benefits. If an individual is age 50 or over, the individual may make an additional catch-up contribution to a traditional IRA of $1,000 each tax year. However, if the individual is covered by an employer-sponsored retirement plan, the amount of IRA contributions the individual may deduct in a year may be reduced or eliminated based on the individual's adjusted gross income for the year ($75,000 for 2006 for a married couple filing a joint return and $50,000 for a single taxpayer in 2006). If the individual's spouse is covered by an employer -sponsored retirement plan but the individual is not, the individual may be able to deduct those contributions to a traditional IRA; however, the deduction will be reduced or eliminated if the adjusted gross income on a joint return is between $150,000 and $160,000. Nondeductible contributions to traditional IRAs must be reported to the IRS in the year made on Form 8606.


          Sale of the Contract for use with IRAs may be subject to special requirements imposed by the IRS. Purchasers of the Contract for such purposes will be provided with such supplementary information as may be required by the IRS or other appropriate agency, and will have the right to revoke the Contract under certain circumstances. See the IRA Disclosure Statement which accompanies this Prospectus.

          An individual's interest in a traditional IRA must generally be distributed or begin to be distributed not later than April 1 following the calendar year in which the individual reaches age 70 1/2 ("required beginning date"). The Contractowner's retirement date, if any, will not affect his or her required beginning date. Periodic distributions must not extend beyond the life of the individual or the lives of the individual and a designated beneficiary (or over a period extending beyond the life expectancy of the individual or the joint life expectancy of the individual and a designated beneficiary).

          If an individual dies before reaching his or her required beginning date, the individual's entire interest in the plan must generally be distributed beginning before the close of the calendar year following the year of the individual's death to a designated beneficiary over the life of the beneficiary (or over a period not extending beyond the life expectancy of the beneficiary). If the designated beneficiary is the individual's surviving spouse, distributions may be delayed until the individual would have


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VARIABLE ANNUITY PROSPECTUS                                                   42
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          reached age 70 1/2. If there is no designated beneficiary or if distributions are not timely commenced, the entire interest must be distributed by the end of the fifth calendar year following the year of death.

          If an individual dies after reaching his or her required beginning date, the individual's interest must generally be distributed at least as rapidly as under the method of distribution in effect at the time of the individual's death.

          Distributions from IRAs are generally taxed under Code Section 72. Under these rules, a portion of each distribution may be excludable from income. The amount excludable from the individual's income is the amount of the distribution which bears the same ratio as the individual's nondeductible contributions bears to the expected return under the IRA.


          Distributions of deductible, pre-tax contributions and earnings from a traditional IRA may be eligible for a tax-free rollover to any kind of eligible retirement plan, including another traditional IRA. A distribution of non-deductible contributions or other after-tax amounts from a traditional IRA may be eligible to be rolled over to another traditional IRA.

      o   Section 408A

          Roth IRAs. Section 408A of the Code permits eligible individuals to establish a Roth IRA. The Contract may be purchased as a Roth IRA. Regular contributions may be made to a Roth IRA up to the same contribution limits that apply to traditional IRA contributions. The regular contribution limits are phased out for taxpayers with $95,000 to $110,000 in adjusted gross income ($150,000 to $160,000 for married filing joint returns). Also the taxable balance in a traditional IRA may be rolled over or converted into a Roth IRA for taxpayers with adjusted gross income of up to $100,000. Distributions from Roth 401(k) plans and Roth 403(b)s can be rolled over to a Roth IRA regardless of income.

          Regular contributions to a Roth IRA are not deductible, and rollovers and conversions from a traditional IRA are taxable when completed, but withdrawals that meet certain requirements are not subject to federal income tax on either the original contributions or any earnings. Rollovers of Roth contributions were already taxed when made and are not generally subject to tax when rolled over to a Roth IRA. Sale of the Contract for use with Roth IRAs may be subject to special requirements imposed by the IRS. Purchasers of the Contract for such purposes will be provided with such supplementary information as may be required by the IRS or other appropriate agency, and will have the right to revoke the Contract under certain requirements. Unlike a traditional IRA, Roth IRAs are not subject to minimum required distribution rules during the Contractowner's lifetime. Generally, however, the amount remaining in a Roth IRA after the Contractowner's death must begin to be distributed by the end of the first calendar year after death, and made in amounts that satisfy IRS required minimum distribution regulations. If there is no beneficiary, or if the beneficiary elects to delay distributions, the account must be distributed by the end of the fifth full calendar year after death of the Contractowner.


      o   Tax Penalties

          Premature Distribution Tax. Distributions from a Qualified Plan before the owner reaches age 59 1/2 are generally subject to an additional tax equal to 10% of the taxable portion of the distribution. The 10% penalty tax does not apply to distributions: (i) made on or after the death of the Owner; (ii) attributable to the Owner's disability; (iii) which are part of a series of substantially equal periodic payments made (at least annually) for the life (or life expectancy) of the Owner or the joint lives (or joint life expectancies) of the Owner and a designated beneficiary; (iv) made to pay for certain medical expenses; (v) that are exempt withdrawals of an excess contribution;
          (vi) that are rolled over or trans-


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VARIABLE ANNUITY PROSPECTUS                                                   43
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          ferred in accordance with Code requirements; (vii) which, subject to certain restrictions, do not exceed the health insurance premiums paid by unemployed individuals in certain cases; (viii) made to pay "qualified" higher education expenses; or (ix) for certain "eligible first-time home buyer expenses."

          Minimum Distribution Tax. If the amount distributed from all of your IRAs is less than the minimum required distribution for the year, you are subject to a 50% tax on the amount that was not properly distributed.

      o   Withholding

          Periodic distributions (e.g., annuities and installment payments) from a Qualified Plan that will last for a period of 10 or more years are generally subject to voluntary income tax withholding. The amount withheld on such periodic distributions is determined at the rate applicable to wages. The recipient of a periodic distribution may generally elect not to have withholding apply.

          Nonperiodic distributions (e.g., lump sums and annuities or installment payments of less than 10 years) from an IRA are subject to income tax withholding at a flat 10% rate. The recipient of such a distribution may elect not to have withholding apply.

          The above description of the federal income tax consequences of the different types of Qualified Plans which may be funded by the Contract offered by this Prospectus is only a brief summary and is not intended as tax advice. The rules governing the provisions of Qualified Plans are extremely complex and often difficult to comprehend. Anything less than full compliance with the applicable rules, all of which are subject to change, may have adverse tax consequences. A prospective Contractowner considering adoption of a Qualified Plan and purchase of a Contract in connection therewith should first consult a qualified and competent tax adviser, with regard to the suitability of the Contract as an investment vehicle for the Qualified Plan.

OTHER INFORMATION
--------------------------------------------------------------------------------

Voting of Fund Shares

      You indirectly (through the Separate Account) purchase shares of the Portfolios when you allocate purchase payments to the Subaccounts. The Company owns shares of the Portfolios in the Separate Account for your benefit. Under current law, the Company will vote shares of the Portfolios held in the Subaccounts in accordance with voting instructions received from Owners having the right to give such instructions. You will have the right to give voting instructions to the extent that you have Account Value allocated to the particular Subaccount. The Company will vote all shares it owns through the Subaccount in the same proportion as the shares for which it receives voting instructions from Owners. The Company votes shares in accordance with its current understanding of the federal securities laws. If the Company later determines that it may vote shares of the Funds in its own right, it may elect to do so.

      Unless otherwise required by applicable law, the number of shares of a particular Portfolio as to which you may give voting instructions to the Company is determined by dividing your Account Value in the corresponding Subaccount on a particular date by the net asset value per share of the Portfolio as of the same date. Fractional votes will be counted. The number of votes as to which voting instructions may be given will be determined as of the same date established by the Fund for determining shareholders eligible to vote at the meeting of the Fund. If required by the SEC, the Company reserves the right to determine in a different fashion the voting rights attributable to the shares of the Funds. Voting instructions may be cast in person or by proxy.


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VARIABLE ANNUITY PROSPECTUS                                                   44
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      Voting rights attributable to your Account Value in a Subaccount for which no timely voting instructions are received will be voted by the Company in the same proportion as the voting instructions that are received in a timely manner for all Contracts participating in that Subaccount.

Substitution of Investments

      The Company reserves the right, subject to compliance with the law as then in effect, to make additions to, deletions from, substitutions for, or combinations of the securities that are held by the Separate Account or any Subaccount or that the Separate Account or any Subaccount may purchase. If shares of any or all of the Portfolios should no longer be available for investment, or if the Company receives an opinion from counsel acceptable to Investment Services that substitution is in the best interest of Contractowners and that further investment in shares of any or all of the Portfolio(s) should become inappropriate in view of the purposes of the Contract would cause undue risk to the Company, the Company may substitute shares of another Portfolio or of a different fund for shares already purchased, or to be purchased, in the future under the Contract. Substituted fund shares may have higher fees and expenses. The Company may also purchase, through the Subaccount, other securities for other classes of contracts, or permit a conversion between classes of contracts on the basis of requests made by Owners.

      In connection with a substitution of any shares attributable to an Owner's interest in a Subaccount or the Separate Account, the Company will, to the extent required under applicable law, provide notice, seek Owner approval, seek prior approval of the SEC, and comply with the filing or other procedures established by applicable state insurance regulators.

      The Company also reserves the right to establish additional Subaccounts of the Separate Account that would invest in a new Portfolio of one of the Funds or in shares of another investment company, a series thereof, or other suitable investment vehicle. New Subaccounts may be established by the Company with the consent of Investment Services, and any new Subaccount will be made available to existing Owners on a basis to be determined by the Company and Investment Services. The Company may also eliminate or combine one or more Subaccounts if marketing, tax, or investment conditions so warrant.

      Subject to compliance with applicable law, the Company may transfer assets to the General Account with the consent of Investment Services. The Company also reserves the right, subject to any required regulatory approvals, to transfer assets of the Separate Account or any Subaccount to another separate account or Subaccount with the consent of Investment Services.

      In the event of any such substitution or change, the Company may, by appropriate endorsement, make such changes in these and other contracts as may be necessary or appropriate to reflect such substitution or change. If the Company believes it to be in the best interests of persons having voting rights under the Contract, the Separate Account may be operated as a management investment company under the 1940 Act or any other form permitted by law. The Separate Account may be deregistered under that Act in the event such registration is no longer required, or it may be combined with other separate accounts of the Company or an affiliate thereof. Subject to compliance with applicable law, the Company also may establish a committee, board, or other group to manage one or more aspects of the operation of the Separate Account.

Changes to Comply with Law and Amendments

      The Company reserves the right, without the consent of Owners, to suspend sales of the Contract as presently offered and to make any change to the provisions of the Contract to comply with, or give Owners the benefit of, any federal or state statute, rule, or regulation, including but not limited to


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VARIABLE ANNUITY PROSPECTUS                                                   45
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      requirements for annuity contracts and retirement plans under the Internal
      Revenue Code and regulations thereunder or any state statute or regulation.

Reports to Owners

      The Company will send you annually a statement setting forth a summary of the transactions that occurred during the year, and indicating any Account Value as of the end of each year. In addition, the statement will indicate the allocation of Account Value among the Fixed Interest Account and the Subaccounts and any other information required by law. The Company will also send confirmations upon the initial Purchase Payment, exchanges and full and partial withdrawals. Annuity Payments will be confirmed quarterly.

      You will also receive annual and semiannual reports containing financial statements for those Portfolios corresponding to the Subaccounts to which you have allocated your Account Value. Such reports will include a list of the portfolio securities of the Portfolios, as required by the 1940 Act, and/or such other reports the federal securities laws may require.

Electronic Privileges


      If the Electronic Privileges section of the application or the proper form has been completed, signed, and filed at the T. Rowe Price Variable Annuity Service Center, you may: (1) request an exchange of Account Value or Payment Units by telephone; (2) request an exchange of Account Value electronically via facsimile; and (3) request an exchange of Account Value through the Company's Internet web site. If you elect Electronic Privileges, you automatically authorize your financial representative to make transfers of Contract Value and changes in your purchase payment allocation or Dollar Cost Averaging or Asset Allocation option, on your behalf.


      Any telephone or electronic device, whether it is the Company's, yours, or your service provider's, can experience outages or slowdowns for a variety of reasons. These outages or slowdowns may delay or prevent the Company's processing of your exchange request. Although we have taken precautions to limit these problems, we cannot promise complete reliability under all circumstances. If you are experiencing problems, you should make your exchange request by writing to the T. Rowe Price Variable Annuity Service Center.

      The Company has established procedures to confirm that instructions communicated by telephone are genuine and will not be liable for any losses due to fraudulent or unauthorized instructions, provided it complies with its procedures. The Company's procedures require that any person requesting an exchange by telephone provide the account number and the Owner's tax identification number and such instructions must be received on a recorded line. The Company reserves the right to deny any telephone exchange request. If all telephone lines are busy (which might occur, for example, during periods of substantial market fluctuations) or are otherwise unavailable, you may not be able to request exchanges by telephone and would have to submit written requests.

      By authorizing telephone exchanges, you authorize the Company to accept and act upon telephonic instructions for exchanges involving your Contract. There are risks associated with telephone transactions that do not occur if a written request is submitted. Anyone authorizing or making telephone requests bears those risks. You agree that neither the Company, nor any of its affiliates, nor the Funds, nor any of their directors, trustees, officers, employees, or agents, will be liable for any loss, damages, cost, or expense (including attorney's fees) arising out of any telephone requests; provided that the Company effects such request in accordance with its procedures. As a result of this policy on telephone requests, you bear the risk of loss arising from the telephone exchange privilege. The Company may discontinue, modify, or suspend telephone exchange privileges at any time.


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VARIABLE ANNUITY PROSPECTUS                                                   46
--------------------------------------------------------------------------------

State Variations

      The Prospectus and Statement of Additional Information provide a general description of the Contract. Certain provisions of your contract may be different than the general description in this Prospectus and the Statement of Additional Information, and certain riders, endorsements, and options may not be available, because of legal restrictions in your state. Your actual contract and any endorsements or riders are the controlling documents. If you would like to review a copy of your contract and its endorsements and riders, if any, contact the Company's T. Rowe Price Variable Annuity Service Center.

Distribution of the Contract


      T. Rowe Price Investment Services, Inc. ("Investment Services") is the distributor of the Contract. Investment Services also acts as the distributor of certain mutual funds advised by T. Rowe Price and TRP International. Investment Services is registered with the SEC as a broker-dealer under the Securities Exchange Act of 1934, and in all 50 states, the District of Columbia, and Puerto Rico. Investment Services is a member of the National Association of Securities Dealers, Inc. Investment Services is a wholly-owned subsidiary of T. Rowe Price and is an affiliate of the Funds. Investment Services does not receive any compensation from the Separate Account; however, as discussed under "Mortality and Expense Risk Charge," the Company paid Investment Services at the annual rate of 0.10% of each Subaccount's average daily net assets for administrative services. The Company discontinued making such payments in August 2003. During fiscal year 2003, the amount paid to Investment Services for such administrative services was $137,499.


Legal Proceedings

      The Company and its subsidiaries, like other life insurance companies, may be involved in lawsuits, including class action lawsuits. In some class action and other lawsuits involving insurers, substantial damages have been sought and/or material settlement payments have been made. Although the outcome of any litigation cannot be predicted with certainty, the Company believes that at the present time there are no legal proceedings pending or threatened to which the Company, the Separate Account, or Investment Services is a party that are reasonably likely to materially affect the Separate Account, the Company's ability to meet its obligations under the Contract, or Investment Services' ability to perform its contract with the Separate Account.

      In 2003 and 2004, the SEC requested information from the Company relating to market timing and late trading of mutual funds and variable insurance products. The Company believes that these inquiries were similar to those made to many financial service companies as part of an industry-wide investigation by the SEC into the practices, policies, and procedures relating to trading in mutual fund shares. The Company responded to the information requests and is not aware of any problems with respect to such matters involving the Company, Investment Services, or the Separate Account.

Legal Matters

      Amy J. Lee, Esq., Associate General Counsel of the Company, has passed upon legal matters in connection with the issue and sale of the Contract described in this Prospectus, the Company's authority to issue the Contract under Kansas law, and the validity of the forms of the Contract under Kansas law.

PERFORMANCE INFORMATION
--------------------------------------------------------------------------------

      Performance information for the Subaccounts, including the yield and total return of all Subaccounts may appear in advertisements, reports, and promotional literature to current or prospective Owners.


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VARIABLE ANNUITY PROSPECTUS                                                   47
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      Current yield for the Prime Reserve Subaccount will be based on income received by a hypothetical investment over a given seven-day period (less expenses accrued during the period), and then "annualized" (i.e., assuming that the seven-day yield would be received for 52 weeks, stated in terms of an annual percentage return on the investment). "Effective yield" for the Prime Reserve Subaccount is calculated in a manner similar to that used to calculate yield, but reflects the compounding effect of earnings. During extended periods of low interest rates, and due in part to Contract fees and expenses, the yield of the Prime Reserve Subaccount may become extremely low and possibly negative.

      For the remaining Subaccounts, quotations of yield will be based on all investment income per Accumulation Unit earned during a given 30-day period, less expenses accrued during the period ("net investment income"), and will be computed by dividing net investment income by the value of an Accumulation Unit on the last day of the period. Quotations of average annual total return for any Subaccount will be expressed in terms of the average annual compounded rate of return on a hypothetical investment in a Contract over a period of one, five, and ten years (or, if less, up to the life of the Subaccount), and will reflect the deduction of the mortality and expense risk charge and may simultaneously be shown for other periods.

      Where the Portfolio in which a Subaccount invests was established prior to inception of the Subaccount, quotations of total return may include quotations for periods beginning prior to the Subaccount's date of inception. Such quotations of total return are based upon the performance of the Subaccount's corresponding Portfolio adjusted to reflect deduction of the mortality and expense risk charge.

      Performance information for any Subaccount reflects only the performance of a hypothetical Contract under which Account Value is allocated to a Subaccount during a particular time period on which the calculations are based. Performance information should be considered in light of the investment objectives and policies, characteristics, and quality of the Portfolio in which the Subaccount invests, and the market conditions during the given time period, and should not be considered as a representation of what may be achieved in the future. For a description of the methods used to determine yield and total return for the Subaccounts, see the Statement of Additional Information.

ADDITIONAL INFORMATION
--------------------------------------------------------------------------------

Registration Statement

      A Registration Statement under the 1933 Act has been filed with the SEC relating to the offering described in this Prospectus. This Prospectus does not include all the information included in the Registration Statement, certain portions of which, including the Statement of Additional Information, have been omitted pursuant to the rules and regulations of the SEC. The omitted information may be obtained at the SEC's principal office in Washington, DC, upon payment of the SEC's prescribed fees and may also be obtained from the SEC's web site (http://www.sec.gov).

Financial Statements


      The consolidated financial statements of Security Benefit Life Insurance Company and Subsidiaries at December 31, 2005 and 2004, and for each of the three years in the period ended December 31, 2005, and the financial statements of T. Rowe Price Variable Annuity at December 31, 2005, and for each of the specified periods ended December 31, 2005, or for portions of such periods as disclosed in the financial statements are included in the Statement of Additional Information.

VARIABLE ANNUITY PROSPECTUS                                                   48
--------------------------------------------------------------------------------

TABLE OF CONTENTS FOR STATEMENT OF ADDITIONAL INFORMATION
--------------------------------------------------------------------------------

      The Statement of Additional Information contains more specific information and financial statements relating to the Company and the Separate Account. The table of contents of the Statement of Additional Information is set forth below.

      General Information and History
      --------------------------------------------------------------------------
      Distribution of the Contract
      --------------------------------------------------------------------------
      Limits on Premiums Paid Under Tax-Qualified Retirement Plans
      --------------------------------------------------------------------------
      Experts
      --------------------------------------------------------------------------
      Performance Information
      --------------------------------------------------------------------------
      Financial Statements
      --------------------------------------------------------------------------

STATEMENT OF ADDITIONAL INFORMATION
--------------------------------------------------------------------------------


T. ROWE PRICE NO-LOAD VARIABLE ANNUITY
T. ROWE PRICE NO-LOAD IMMEDIATE VARIABLE ANNUITY
STATEMENT OF ADDITIONAL INFORMATION


DATE: MAY 1, 2006


      --------------------------------------------------------------------------------------
      ISSUED BY:                               MAILING ADDRESS:
      Security Benefit Life Insurance Company  T. Rowe Price Variable Annuity Service Center
      One Security Benefit Place               P.O. Box 750440
      Topeka, Kansas 66636-0001                Topeka, Kansas 66675-0440
      1-800-888-2461                           1-800-469-6587


      This Statement of Additional Information is not a prospectus and should be read in conjunction with the current Prospectus for the T. Rowe Price No-Load Variable Annuity or the T. Rowe Price No-Load Immediate Variable Annuity dated May 1, 2006. A copy of the Prospectus may be obtained from the T. Rowe Price Variable Annuity Service Center by calling 1-800-469-6587 or by writing P.O. Box 750440, Topeka, Kansas 66675-0440.

STATEMENT OF ADDITIONAL INFORMATION                                            2
--------------------------------------------------------------------------------

CONTENTS
--------------------------------------------------------------------------------

    General Information and History                                         3
    ----------------------------------------------------------------------- ----

    Distribution of the Contract                                            3
    ----------------------------------------------------------------------- ----

    Limits on Premiums Paid Under Tax-Qualified Retirement Plans            3
    ----------------------------------------------------------------------- ----

    Performance Information                                                 4
    ----------------------------------------------------------------------- ----

    Experts                                                                 5
    ----------------------------------------------------------------------- ----

    Financial Statements                                                    5
    ----------------------------------------------------------------------- ----

STATEMENT OF ADDITIONAL INFORMATION                                            3
--------------------------------------------------------------------------------

GENERAL INFORMATION AND HISTORY
--------------------------------------------------------------------------------

      For a description of the Individual Flexible Premium Deferred Variable Annuity Contract or the Single Premium Immediate Variable Annuity Contract (each referred to herein as the "Contract"), Security Benefit Life Insurance Company (the "Company"), and the T. Rowe Price Variable Annuity Account (the "Separate Account"), see the appropriate Prospectus. This Statement of Additional Information contains information that supplements the information in the respective Prospectuses. Defined terms used in this Statement of Additional Information have the same meaning as terms defined in the section entitled "Definitions" in the Prospectus.

SAFEKEEPING OF ASSETS
      The Company is responsible for the safekeeping of the assets of the Subaccounts. These assets, which consist of shares of the Portfolios of the Funds in non-certificated form, are held separate and apart from the assets of the Company's General Account and its other separate accounts.

DISTRIBUTION OF THE CONTRACT
--------------------------------------------------------------------------------

      T. Rowe Price Investment Services, Inc. ("Investment Services"), a Maryland corporation formed in 1980 as a wholly owned subsidiary of T. Rowe Price Associates, Inc., is Principal Underwriter of the Contract. Investment Services is registered as a broker/dealer with the Securities and Exchange Commission ("SEC") under the Securities Exchange Act of 1934 and is a member of the National Association of Securities Dealers, Inc. ("NASD"). The offering of the Contract is continuous.

      Investment Services serves as Principal Underwriter under a Distribution Agreement with the Company. Investment Services' registered representatives are required to be authorized under applicable state regulations to make the Contract available to its customers. Investment Services is not compensated under its Distribution Agreement with the Company. Investment Services, or an affiliate thereof, however, may receive compensation for the administrative services it provides to the Company under other agreements.

LIMITS ON PREMIUMS PAID UNDER TAX-QUALIFIED RETIREMENT PLANS
--------------------------------------------------------------------------------

SECTION 408 AND 408A

      Premiums (other than rollover contributions) paid under a Contract used in connection with a traditional or Roth individual retirement annuity (IRA) that is described in Section 408 or Section 408A of the Internal Revenue Code are subject to the limits on contributions to IRAs under Section 219(b) of the Internal Revenue Code. Under Section 219(b) of the Code, contributions (other than rollover contributions) to an IRA are limited to the lesser of 100% of the individual's taxable compensation or the applicable dollar amount as shown in the table below:


                        -------------------------- -----------------
                                TAX YEAR                AMOUNT
                                2006-2007               $4,000
                           2008 and thereafter          $5,000
                        -------------------------- -----------------

      If an individual is age 50 or over, the individual may make an additional catch up contribution to a traditional IRA of $1,000 each tax year.


      Spousal IRAs allow an Owner and his or her spouse to contribute up to the applicable dollar amount to their respective IRAs so long as a joint tax return is filed and joint income is $6,000 or more. The maximum amount the higher compensated spouse may contribute for the year is the lesser of the applicable dollar amount as shown in the table above or 100% of that spouse's compensation. The

STATEMENT OF ADDITIONAL INFORMATION                                            4
--------------------------------------------------------------------------------

      maximum the lower compensated spouse may contribute is the lesser of (i) the applicable dollar amount as shown in the table above or (ii) 100% of that spouse's compensation plus the amount by which the higher compensated spouse's compensation exceeds the amount the higher compensated spouse contributes to his or her IRA. The extent to which an Owner may deduct contributions to a traditional IRA depends on the gross income of the Owner and his or her spouse for the year and whether either is an "active participant" in an employer-sponsored retirement plan.


      Premiums under a Contract used in connection with a simplified employee pension plan described in Section 408 of the Internal Revenue Code are subject to limits under Section 402(h) of the Internal Revenue Code.
      Section 402(h) currently limits employer contributions and salary reduction contributions (if permitted) under a simplified employee pension plan to the lesser of (a) 25% of the compensation of the participant in the Plan, or (b) $44,000. Salary reduction contributions, if any, are subject to additional annual limits.


PERFORMANCE INFORMATION
--------------------------------------------------------------------------------

      Performance information for the Subaccounts of the Separate Account, including the yield and total return of all Subaccounts, may appear in advertisements, reports, and promotional literature provided to current or prospective Owners.

      Quotations of yield for the Prime Reserve Subaccount will be based on the change in the value, exclusive of capital changes, of a hypothetical investment in a Contract over a particular seven-day period, less a hypothetical charge reflecting deductions from the Contract during the period (the "base period") and stated as a percentage of the investment at the start of the base period (the "base period return"). The base period return is then annualized by multiplying by 365/7, with the resulting yield figure carried to at least the nearest one hundredth of one percent. Any quotations of effective yield for the Prime Reserve Subaccount assume that all dividends received during an annual period have been reinvested. Calculation of "effective yield" begins with the same "base period return" used in the yield calculation, which is then annualized to reflect weekly compounding pursuant to the following formula:

              Effective Yield = [(Base Period Return + 1)365/7] - 1


      The Company does not currently calculate yield or effective yield for the Prime Reserve Subaccount. Quotations of yield for the Subaccounts, other than the Prime Reserve Subaccount, will be based on all investment income per Accumulation Unit earned during a particular 30-day period, less expenses accrued during the period ("net investment income"), and will be computed by dividing net investment income by the value of the Accumulation Unit on the last day of the period, according to the following formula:


                          YIELD = 2[(a - b + 1)(6) - 1]
                                     -----
                                      cd

      where    a  =  net investment income earned during the period by the
                     Portfolio attributable to shares owned by the Subaccount,

               b  =  expenses accrued for the period (net of any
                     reimbursements),

               c  =  the average daily number of Accumulation Units outstanding during the period that were entitled to receive dividends, and

               d  =  the maximum offering price per Accumulation Unit on the last day of the period.

STATEMENT OF ADDITIONAL INFORMATION                                            5
--------------------------------------------------------------------------------

      Quotations of average annual total return for any Subaccount will be expressed in terms of the average annual compounded rate of return of a hypothetical investment in a Contract over a period of 1, 5, or 10 years (or, if less, up to the life of the Subaccount), calculated pursuant to the following formula: P(1 + T)n = ERV (where P = a hypothetical initial payment of $1,000, T = the average annual total return, n = the number of years, and ERV = the ending redeemable value of a hypothetical $1,000 payment made at the beginning of the period). All total return figures reflect the deduction of the mortality and expense risk charge. Quotations of total return may simultaneously be shown for other periods.

      Where the Portfolio in which a Subaccount invests was established prior to inception of the Subaccount, quotations of total return may include quotations for periods beginning prior to the Subaccount's date of inception. Such quotations of total return are based upon the performance of the Subaccount's corresponding Portfolio adjusted to reflect deduction of the mortality and expense risk charge.

      Performance information for any Subaccount reflects only the performance of a hypothetical Contract under which an Owner's Account Value is allocated to a Subaccount during a particular time period on which the calculations are based. Performance information should be considered in light of the investment objectives and policies, characteristics and quality of the Portfolio of the Funds in which the Subaccount invests, and the market conditions during the given time period, and should not be considered as a representation of what may be achieved in the future.

EXPERTS
--------------------------------------------------------------------------------


      The consolidated financial statements of Security Benefit Life Insurance Company and Subsidiaries at December 31, 2005 and 2004, and for each of the three years in the period ended December 31, 2005 and the financial statements of T. Rowe Price Variable Annuity at December 31, 2005, and for each of the specified periods ended December 31, 2005, or for portions of such periods as disclosed in the financial statements appearing in this Statement of Additional Information, have been audited by Ernst & Young LLP, independent registered public accounting firm, as set forth in their reports thereon appearing elsewhere herein, and are included in reliance upon such reports given on the authority of such firm as experts in accounting and auditing.


FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


      The consolidated financial statements of Security Benefit Life Insurance Company and Subsidiaries at December 31, 2005 and 2004, and for each of the three years in the period ended December 31, 2005, and the financial statements of T. Rowe Price Variable Annuity at December 31, 2005, and for each of the specified periods ended December 31, 2005, or for portions of such periods as disclosed in the financial statements are set forth herein, following this section.


      The consolidated financial statements of Security Benefit Life Insurance Company and Subsidiaries, which are included in this Statement of Additional Information, should be considered only as bearing on the ability of Security Benefit Life Insurance Company and Subsidiaries to meet its obligations under the Contract. They should not be considered as bearing on the investment performance of the assets held in the Separate Account.

FINANCIAL STATEMENTS

T. Rowe Price Variable Annuity Account
Year Ended December 31, 2005

                     T. Rowe Price Variable Annuity Account

                              Financial Statements

                          Year Ended December 31, 2005

                                    Contents

Report of Independent Registered Public Accounting Firm........................1

Audited Financial Statements

Statements of Net Assets.......................................................2
Statements of Operations.......................................................4
Statements of Changes in Net Assets............................................6
Notes to Financial Statements..................................................8

ERNST & YOUNG         Ernst & Young LLP                    Phone: (816) 474-5200
                      One Kansas City Place                www.ey.com
                      1200 Main Street
                      Kansas City, Missouri 64105-2143

             Report of Independent Registered Public Accounting Firm

The Contract Owners
T. Rowe Price Variable Annuity Account
  and
The Board of Directors
Security Benefit Life Insurance Company

We have audited the accompanying statements of net assets of each of the respective subaccounts of T. Rowe Price Variable Annuity Account (the Account), a separate account of Security Benefit Life Insurance Company comprised of the New America Growth, Mid-Cap Growth, Equity Income, Personal Strategy Balanced, Blue Chip Growth, Health Sciences, Equity Index 500, Limited-Term Bond, Prime Reserve, and International Stock Subaccounts, as of December 31, 2005, and the related statements of operations for the year then ended and the statements of changes in net assets for each of the two years in the period then ended. These financial statements are the responsibility of the management of Security Benefit Life Insurance Company. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. We were not engaged to perform an audit of the Account's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Account's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of investments owned as of December 31, 2005, by correspondence with the transfer agent. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each of the respective subaccounts of T. Rowe Price Variable Annuity Account at December 31, 2005, the results of their operations, and the changes in their net assets for the periods described above, in conformity with U.S. generally accepted accounting principles.


                                                               ERNST & YOUNG LLP

February 15, 2006


                    A Member Practice of Ernst & Young Global                  1

                     T. Rowe Price Variable Annuity Account

                            Statements of Net Assets

                   (Dollars in Thousands - Except Unit Values)

                                December 31, 2005

                                                                                             Personal
                                          New America        Mid-Cap          Equity         Strategy        Blue Chip
                                             Growth           Growth          Income         Balanced          Growth
                                           Subaccount       Subaccount      Subaccount      Subaccount       Subaccount
                                          ------------------------------------------------------------------------------
Assets:
   Mutual funds, at market value          $     28,444     $     51,330     $    77,479    $     30,918     $      6,257
                                          ------------------------------------------------------------------------------
Total assets                                    28,444           51,330          77,479          30,918            6,257
                                          ------------------------------------------------------------------------------
Net assets                                $     28,444     $     51,330     $    77,479    $     30,918     $      6,257
                                          ==============================================================================

Net assets:
   Accumulation assets                    $     28,207     $     50,982     $    76,611    $     30,381     $      6,132
   Annuity assets                                  237              348             868             537              125
                                          ------------------------------------------------------------------------------
Net assets                                $     28,444     $     51,330     $    77,479    $     30,918     $      6,257
                                          ==============================================================================

Units outstanding:
   Accumulation / Nonlife Option             1,301,082        1,900,997       2,526,376       1,143,857          651,249
   Life Option DVA/IVA                           1,900            6,535          12,277           9,834            6,255
   Option 9                                      2,908            1,219           5,803           3,192            4,231
                                          ------------------------------------------------------------------------------
Total units                                  1,305,890        1,908,751       2,544 456       1,156,883          661,735
                                          ==============================================================================

Unit value
    Accumulation / Nonlife Option         $      21.79     $      26.89     $     30.45    $      26.73     $       9.46
    Life Option DVA/IVA                   $       1.51     $       1.97     $      2.10    $       1.85     $       7.96
    Option 9                              $      19.87     $      24.89     $     27.77    $      24.38     $       9.06

Mutual funds, at cost                     $     29,932     $     34,744     $    68,541    $     26,707     $      5,442
Mutual fund shares                           1,399,800        2,008,984       3,555,713       1,679,387          650,367

See accompanying notes.

                     T. Rowe Price Variable Annuity Account

                            Statements of Net Assets

                   (Dollars in Thousands - Except Unit Values)

                                December 31, 2005

                                             Health           Equity       Limited-Term       Prime        International
                                            Sciences        Index 500          Bond          Reserve           Stock
                                           Subaccount       Subaccount      Subaccount      Subaccount       Subaccount
                                          ------------------------------------------------------------------------------
Assets:
   Mutual funds, at market value          $      7,533     $      6,435     $    13,279    $     11,993     $     25,592
                                          ------------------------------------------------------------------------------
Total assets                                     7,533            6,435          13,279          11,993           25,592
                                          ------------------------------------------------------------------------------
Net assets                                $      7,533     $      6,435     $    13,279    $     11,993     $     25,592
                                          ==============================================================================

Net assets:
   Accumulation assets                    $      7,470     $      6,327     $    12,738    $     11,938     $     25,444
   Annuity assets                                   63              108             541              55              148
                                          ------------------------------------------------------------------------------
Net assets                                $      7,533     $      6,435     $    13,279    $     11,993     $     25,592
                                          ==============================================================================

Units outstanding:
   Accumulation / Nonlife Option               658,429          645,016         810,737         923,100        1,464,557
   Life Option DVA/IVA                           2,195            5,581          13,809           2,769            5,607
   Option 9                                        191              369              --              --              356
                                          ------------------------------------------------------------------------------
Total units                                    660,815          650,966         824,546         925,869        1,470,520
                                          ==============================================================================

Unit value
    Accumulation / Nonlife Option         $      11.40     $       9.89     $     16.06    $      12.94     $      17.41
    Life Option DVA/IVA                   $       9.60     $       8.32     $      1.11    $       0.95     $       1.20
    Option 9                              $      10.92     $       9.47     $     14.65    $      12.54     $      15.87

Mutual funds, at cost                     $      5,763     $      5,760     $    13,650    $     11,993     $     23,173
Mutual fund shares                             642,781          675,979       2,715,537      11,993,394        1,671,615

See accompanying notes.

                     T. Rowe Price Variable Annuity Account

                            Statements of Operations

                                 (In Thousands)

                          Year Ended December 31, 2005

                                                                                             Personal
                                          New America        Mid-Cap          Equity         Strategy        Blue Chip
                                             Growth           Growth          Income         Balanced          Growth
                                           Subaccount       Subaccount      Subaccount      Subaccount       Subaccount
                                          ------------------------------------------------------------------------------
Investment income (loss):
   Dividend distributions                 $         --     $         --     $     1,202    $        515     $          6
   Expenses:
     Mortality and expense risk fee               (154)            (257)           (422)           (158)             (31)
                                          ------------------------------------------------------------------------------
Net investment income (loss)                      (154)            (257)            780             357              (25)

Net realized and unrealized capital gain
   (loss) on investments:
     Capital gains distributions                    --            2,816           3,656             264               --
     Realized capital gain
       (loss) on sales of fund shares             (334)           1,309             713             234               83
     Change in unrealized
       appreciation/depreciation on
       investments during the year               1,542            2,451          (2,585)            827              267
                                          ------------------------------------------------------------------------------
Net realized and unrealized capital gain
   (loss) on investments                         1,208            6,576           1,784           1,325              350
                                          ------------------------------------------------------------------------------
Net increase in net assets resulting
   from operations                        $      1,054     $      6,319     $     2,564    $      1,682     $        325
                                          ==============================================================================

See accompanying notes.

                     T. Rowe Price Variable Annuity Account

                            Statements of Operations

                                 (In Thousands)

                          Year Ended December 31, 2005

                                             Health           Equity         Limited-         Prime        International
                                            Sciences        Index 500        Term Bond       Reserve           Stock
                                           Subaccount       Subaccount      Subaccount      Subaccount       Subaccount
                                          ------------------------------------------------------------------------------
Investment income (loss):
   Dividend distributions                 $         --     $         72     $       490    $        292     $        376
   Expenses:
     Mortality and expense risk fee
                                                   (36)             (29)            (76)            (58)            (122)
                                          ------------------------------------------------------------------------------
Net investment income (loss)                       (36)              43             414             234              254

Net realized and unrealized capital gain
   (loss) on investments:
     Capital gains distributions                    --               --              --              --               81
     Realized capital gain (loss)
       on sales of fund shares                     170               64             (69)             --              (14)
     Change in unrealized
       appreciation/depreciation on
       investments during the year                 713              125            (188)             --            3,028
                                          ------------------------------------------------------------------------------
Net realized and unrealized capital gain
   (loss) on investments                           883              189            (257)             --            3,095
                                          ------------------------------------------------------------------------------
Net increase in net assets resulting
   from operations                        $        847     $        232     $       157    $        234     $      3,349
                                          ==============================================================================

See accompanying notes.

                     T. Rowe Price Variable Annuity Account

                       Statements of Changes in Net Assets

                                 (In Thousands)

                     Years Ended December 31, 2005 and 2004


                                                    New                     Mid-Cap                    Equity
                                              America Growth                 Growth                    Income
                                                Subaccount                 Subaccount                Subaccount
                                             2005         2004         2005         2004         2005          2004
                                          ----------------------------------------------------------------------------
Increase (decrease) in net assets:
   From operations:
     Net investment income (loss)         $     (154)  $     (140)   $    (257)  $     (231)  $      780    $      701
     Capital gains distributions                  --           --        2,816           --        3,656         1,603
     Realized capital gain (loss) on
         sales of fund shares                   (334)        (583)       1,309          892          713           341
     Change in unrealized
         appreciation/depreciation on
         investments during the year           1,542        3,463        2,451        6,312       (2,585)        6,712
                                          ----------------------------------------------------------------------------
   Net increase in net assets from
     operations                                1,054        2,740        6,319        6,973        2,564         9,357

   From contractholder transactions:
     Variable annuity deposits                   918        1,145          842        1,559        3,361         3,552
     Terminations and withdrawals             (1,114)      (1,683)      (2,183)      (2,674)      (3,287)       (2,406)
     Annuity payments                            (23)         (14)         (41)         (24)        (141)         (126)
     Transfers between subaccounts, net       (1,670)        (941)         189         (388)         (59)         (708)
     Mortality adjustment                         (2)           2           (7)           4          (19)            2
                                          ----------------------------------------------------------------------------
   Net increase (decrease) in net
     assets from contractholder
     transactions                             (1,891)      (1,491)      (1,200)      (1,523)        (145)          314
                                          ----------------------------------------------------------------------------
Net increase (decrease) in net assets           (837)       1,249        5,119        5,450        2,419         9,671
Net assets at beginning of year               29,281       28,032       46,211       40,761       75,060        65,389
                                          ----------------------------------------------------------------------------
Net assets at end of year                 $   28,444   $   29,281    $  51,330   $   46,211   $   77,479    $   75,060
                                          ============================================================================

                                             Personal Strategy             Blue Chip
                                                 Balanced                    Growth
                                                Subaccount                 Subaccount
                                             2005         2004         2005         2004
                                          -------------------------------------------------
Increase (decrease) in net assets:
   From operations:
     Net investment income (loss)         $      357   $      366    $     (25)  $        6
     Capital gains distributions                 264          105           --           --
     Realized capital gain (loss) on
         sales of fund shares                    234          116           83           65
     Change in unrealized
         appreciation/depreciation on
         investments during the year             827        2,271          267          348
                                          -------------------------------------------------
   Net increase in net assets from
     operations                                1,682        2,858          325          419

   From contractholder transactions:
     Variable annuity deposits                 2,665        2,394          965        1,358
     Terminations and withdrawals             (1,410)      (1,395)        (284)        (607)
     Annuity payments                            (97)         (44)         (15)         (11)
     Transfers between subaccounts, net        1,110          812          (56)         686
     Mortality adjustment                        (16)          13           --           --
                                          -------------------------------------------------
   Net increase (decrease) in net
     assets from contractholder
     transactions                              2,252        1,780          610        1,426
                                          -------------------------------------------------
Net increase (decrease) in net assets          3,934        4,638          935        1,845
Net assets at beginning of year               26,984       22,346        5,322        3,477
                                          -------------------------------------------------
Net assets at end of year                 $   30,918   $   26,984    $   6,257   $    5,322
                                          =================================================

See accompanying notes.

                     T. Rowe Price Variable Annuity Account

                                 (In Thousands)

                     Years Ended December 31, 2005 and 2004




                                                  Health                     Equity                 Limited-Term
                                                 Sciences                  Index 500                    Bond
                                                Subaccount                 Subaccount                Subaccount
                                             2005         2004          2005        2004         2005          2004
                                          ----------------------------------------------------------------------------
Increase (decrease) in net assets:
   From operations:
     Net investment income (loss)         $      (36)  $      (29)   $      43   $       51   $      414    $      418
     Capital gains distributions                  --           --           --           --           --            --
     Realized capital gain (loss) on
         sales of fund shares                    170           78           64          112          (69)          (12)
     Change in unrealized
         appreciation/depreciation on
         investments during the year             713          657          125          285         (188)         (322)
                                          ----------------------------------------------------------------------------
   Net increase in net assets from
      operations                                 847          706          232          448          157            84

   From contractholder transactions:
     Variable annuity deposits                 1,127          906        1,298        1,248          632         1,471
     Terminations and withdrawals               (435)        (315)        (177)      (1,090)        (920)       (1,188)
     Annuity payments                            (10)         (11)         (14)         (11)         (66)          (26)
     Transfers between subaccounts, net         (149)         695          233          839         (985)       (1,852)
     Mortality adjustment                         --           --           (1)          --          (18)            2
                                          ----------------------------------------------------------------------------
   Net increase (decrease) in net assets
     from contractholder transactions            533        1,275        1,339          986       (1,357)       (1,593)
                                          ----------------------------------------------------------------------------
Net increase (decrease) in net assets          1,380        1,981        1,571        1,434       (1,200)       (1,509)
Net assets at beginning of year                6,153        4,172        4,864        3,430       14,479        15,988
                                          ----------------------------------------------------------------------------
Net assets at end of year                 $    7,533   $    6,153    $   6,435   $    4,864   $   13,279    $   14,479
                                          ============================================================================

                                                   Prime                 International
                                                  Reserve                    Stock
                                                Subaccount                 Subaccount
                                             2005         2004         2005         2004
                                          -------------------------------------------------
Increase (decrease) in net assets:
   From operations:
     Net investment income (loss)         $      234   $       34    $     254   $      116
     Capital gains distributions                  --           --           81           --
     Realized capital gain (loss) on
         sales of fund shares                     --           --          (14)        (255)
     Change in unrealized
         appreciation/depreciation on
         investments during the year              --           --        3,028        2,613
                                          -------------------------------------------------
   Net increase in net assets from
      operations                                 234           34        3,349        2,474

   From contractholder transactions:
     Variable annuity deposits                 1,656        3,452        1,510        1,130
     Terminations and withdrawals             (1,363)      (3,352)      (1,056)      (1,117)
     Annuity payments                             (6)          (4)         (17)          (5)
     Transfers between subaccounts, net        1,786       (1,616)         670          241
     Mortality adjustment                         --           --           (4)           2
                                          -------------------------------------------------
   Net increase (decrease) in net assets
      from contractholder transactions         2,073       (1,520)       1,103          251
                                          -------------------------------------------------
Net increase (decrease) in net assets          2,307       (1,486)       4,452        2,725
Net assets at beginning of year                9,686       11,172       21,140       18,415
                                          -------------------------------------------------
Net assets at end of year                 $   11,993   $    9,686    $  25,592   $   21,140
                                          =================================================

See accompanying notes.

                     T. Rowe Price Variable Annuity Account

                          Notes to Financial Statements

                                December 31, 2005

1. Organization and Significant Accounting Policies

Organization

T. Rowe Price Variable Annuity Account (the Account) is a separate account of Security Benefit Life Insurance Company (SBL). The Account is registered as a unit investment trust under the Investment Company Act of 1940, as amended. Deposits received by the Account are invested in one of the portfolios of T. Rowe Price Equity Series, Inc., T. Rowe Price Fixed Income Series, Inc., or T. Rowe Price International Series, Inc., mutual funds not otherwise available to the public. As directed by the owners, amounts may be invested in a designated mutual fund as follows:

        Subaccount                                  Mutual Fund
------------------------------------------------------------------------------------
                               T. Rowe Price Equity Series, Inc.:
New America Growth                T. Rowe Price New America Growth Portfolio
Mid-Cap Growth                    T. Rowe Price Mid-Cap Growth Portfolio
Equity Income                     T. Rowe Price Equity Income Portfolio
Personal Strategy Balanced        T. Rowe Price Personal Strategy Balanced Portfolio
Blue Chip Growth                  T. Rowe Price Blue Chip Growth Portfolio
Health Sciences                   T. Rowe Price Health Sciences Portfolio
Equity Index 500                  T. Rowe Price Equity Index 500 Portfolio
                               T. Rowe Price Fixed Income Series, Inc.:
Limited-Term Bond                 T. Rowe Price Limited-Term Bond Portfolio
Prime Reserve                     T. Rowe Price Prime Reserve Portfolio
                               T. Rowe Price International Series, Inc.:
International Stock               T. Rowe Price International Stock Portfolio

Under applicable insurance law, the assets and liabilities of the Account are clearly identified and distinguished from SBL's other assets and liabilities. The portion of the Account's assets applicable to the variable annuity contracts is not chargeable with liabilities arising out of any other business SBL may conduct.

T. Rowe Price Associates, Inc. serves as the investment advisor to each portfolio. The investment advisors are responsible for managing the portfolios' assets in accordance with the terms of the investment advisory contracts.

                     T. Rowe Price Variable Annuity Account

1. Organization and Significant Accounting Policies (continued)

Investment Valuation

Investments in mutual fund shares are carried in the statement of net assets at market value (net asset value of the underlying mutual fund). Investment transactions are accounted for on the trade date. Realized capital gains and losses on sales of investments are determined based on the average cost of investments sold.

The cost of investments purchased and proceeds from investments sold for the year ended December 31, 2005, were as follows:

                                                      Cost of          Proceeds
                                                     Purchases        from Sales
                                                     ---------------------------
                                                           (In Thousands)

New America Growth                                   $     950        $    2,995
Mid-Cap Growth                                           5,513             4,154
Equity Income                                            9,246             4,955
Personal Strategy Balanced                               4,765             1,892
Blue Chip Growth                                         1,499               914
Health Sciences                                          1,651             1,154
Equity Index 500                                         2,042               660
Limited-Term Bond                                        2,187             3,130
Prime Reserve                                            6,860             4,553
International Stock                                      3,237             1,799

Annuity Reserves

Annuity reserves relate to contracts that have matured and are in the payout stage. Such reserves are computed on the basis of published mortality tables using assumed interest rates that will provide reserves as prescribed by law. In cases where the payout option selected is life contingent, SBL periodically recalculates the required annuity reserves, and any resulting adjustment is either charged or credited to SBL and not to the Account.

                     T. Rowe Price Variable Annuity Account

1. Organization and Significant Accounting Policies (continued)

Reinvestment of Dividends

Dividend and capital gains distributions paid by the mutual fund to the Account are reinvested in additional shares of each respective fund. Dividend income and capital gains distributions are recorded as income on the ex-dividend date.

Federal Income Taxes

The operations of the Account are included in the federal income tax return of SBL, which is taxed as a life insurance company under the provisions of the Internal Revenue Code (IRC). Under the current provisions of the IRC, SBL does not expect to incur federal income taxes on the earnings of the Account to the extent the earnings are credited under contracts. Based on this, no charge is being made currently to the Account for federal income taxes. SBL will review periodically the status of this policy in the event of changes in the tax law.

Use of Estimates

The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.

2. Variable Annuity Contract Charges

Mortality and expense risks assumed by SBL are compensated for by a fee equivalent to an annual rate of 0.55% of the average daily net assets of each account.

When applicable, an amount for state premium taxes is deducted as provided by pertinent state law either from purchase payments or from the amount applied to effect an annuity at the time annuity payments commence.

                     T. Rowe Price Variable Annuity Account

3. Summary of Unit Transactions

The changes in units outstanding for the years ended December 31, 2005 and 2004, were as follows:

                                           2005                              2004
                              ------------------------------   --------------------------------
                                                     Net                                 Net
                              Units      Units     Increase     Units      Units      Increase
        Subaccount            Issued   Redeemed   (Decrease)    Issued   Redeemed    (Decrease)
------------------------------------------------------------   --------------------------------
                                                       (In Thousands)
New America Growth                83       (174)         (91)      116       (193)         (77)
Mid-Cap Growth                   153       (205)         (52)      187       (262)         (75)
Equity Income                    233       (236)          (3)      216       (205)          11
Personal Strategy Balanced       200       (112)          88       189       (113)          76
Blue Chip Growth                 182       (113)          69       315       (141)         174
Health Sciences                  194       (141)          53       242       (108)         134
Equity Index 500                 217        (79)         138       320       (204)         116
Limited-Term Bond                136       (222)         (86)      194       (297)        (103)
Prime Reserve                    585       (423)         162       623       (744)        (121)
International Stock              240       (171)          69       222       (202)          20

4. Unit Values

A summary of units outstanding, unit values, net assets, expense ratios, investment income ratios, and total return ratios for each of the five years in the period ended December 31, 2005, follows:

      Subaccount                      2005             2004             2003                2002                2001
--------------------------------------------------------------------------------------------------------------------
New America Growth
Units                            1,305,890        1,396,743        1,474,095           1,558,113           1,828,914
Unit value                  $1.51 - $21.79   $1.50 - $20.97   $1.41 - $19.01      $1.08 - $14.15      $1.57 - $19.85
Net assets (000s)                  $28,444          $29,281          $28,032            $ 22,052            $ 34,558
Ratio of expenses
   to net assets*                     0.55%            0.55%            0.55%               0.55%               0.55%
Investment income ratio**               --%            0.05%              --%                 --%                 --%
Total return***               0.67% - 3.91%   6.38% - 10.31%  30.56% - 34.35%   (31.21)% -(28.72)%  (10.80)% - (7.55)%

Mid-Cap Growth
Units                            1,908,751        1,960,824        2,035,556           2,008,111           2,127,207
Unit value                  $1.97 - $26.89   $1.79 - $23.57   $1.57 - $20.02      $1.18 - $14.55      $1.56 - $18.58
Net assets (000s)                  $51,330          $46,211          $40,761            $ 29,218            $ 38,649
Ratio of expenses
   to net assets*                     0.55%            0.55%            0.55%               0.55%               0.55%
Investment income ratio**               --%              --%              --%                 --%                 --%
Total return***             10.06% - 14.09%  14.01% - 17.73%  33.05% - 37.59%  (24.36)% - (21.69)%      0.65% - 4.26%

                     T. Rowe Price Variable Annuity Account

4. Unit Values (continued)

      Subaccount                      2005             2004             2003                2002                2001
--------------------------------------------------------------------------------------------------------------------
Equity Income
Units                            2,544,456        2,547,595        2,536,426           2,567,450           2,612,314
Unit value                  $2.10 - $30.45   $2.11 - $29.47   $1.91 - $25.78      $1.58 - $20.66      $1.90 - $23.91
Net assets (000s)                  $77,479          $75,060          $65,389             $53,032             $60,443
Ratio of expenses
   to net assets*                     0.55%            0.55%            0.55%               0.55%               0.55%
Investment income ratio**             1.58%            1.53%            1.62%               1.65%               1.44%
Total return***             (0.47)% - 3.33%  10.47% - 14.31%  20.89% - 24.78%  (16.84)% -(13.59)%     (2.07)% - 1.49%

Personal Strategy
   Balanced
Units                            1,156,883        1,068,889          993,014             969,225           1,208,830
Unit value                  $1.85 - $26.73   $1.81 - $25.26   $1.67 - $22.51      $1.39 - $18.14      $1.57 - $19.78
Net assets (000s)                  $30,918          $26,984          $22,346            $ 17,573            $ 22,315
Ratio of expenses
   to net assets*                     0.55%            0.55%            0.55%               0.55%               0.55%
Investment income ratio**             1.78%            2.02%            2.15%               2.61%               2.85%
Total return***               2.21% - 5.82%   8.38% - 12.22%  20.14% - 24.09%  (11.46)% - (8.29)%   (5.45)% - (1.98)%

Blue Chip Growth****
Units                              661,735          592,908          418,687             307,487             241,300
Unit value                   $7.96 - $9.46    $7.82 - $8.98            $8.30               $6.49               $8.57
Net assets (000s)                   $6,257           $5,322           $3,477              $1,995              $2,068
Ratio of expenses
   to net assets*                     0.55%            0.55%            0.55%               0.55%               0.55%
Investment income ratio**             0.11%            0.70%            0.14%               0.15%               0.18%
Total return***               1.79% - 5.35%    4.41% - 8.19%           27.89%            (24.27)%            (15.90)%

Health Sciences****
Units                              660,815          608,408          474,496             339,207             301,073
Unit value                  $9.60 - $11.40   $8.81 - $10.11    $7.93 - $8.79              $ 6.49              $ 9.07
Net assets (000s)                   $7,533           $6,153           $4,172              $2,201              $2,730
Ratio of expenses
   to net assets*                     0.55%            0.55%            0.55%               0.55%               0.55%
Investment income ratio**               --%              --%              --%                 --%                 --%
Total return***              8.97% - 12.76%  11.10% - 15.02%  30.86% - 35.44%            (28.45)%             (2.47)%

Equity Index 500****
Units                              650,966          512,990          397,031             311,041             226,066
Unit value                   $8.32 - $9.89    $8.26 - $9.48    $7.79 - $8.64       $6.32 - $6.77       $1.89 - $8.76
Net assets (000s)                   $6,435           $4,864           $3,430              $2,106              $1,981
Ratio of expenses
   to net assets*                     0.55%            0.55%            0.55%               0.55%               0.55%
Investment income ratio**             1.28%            1.79%            1.52%               1.35%               1.11%
Total return***               0.73% - 4.32%    6.03% - 9.72%  23.26% - 27.62%  234.39% - (22.72)%  (18.50)% - (15.85)%

Limited-Term Bond
Units                              824,546          909,834        1,012,970           1,063,489           1,057,826
Unit value                  $1.11 - $16.06   $1.14 - $15.87   $1.17 - $15.79      $1.17 - $15.22      $1.15 - $14.52
Net assets (000s)                  $13,279          $14,479          $15,988             $16,186             $12,133
Ratio of expenses
   to net assets*                     0.55%            0.55%            0.55%               0.55%               0.55%
Investment income ratio**             3.53%            3.30%            3.97%               4.71%               5.51%
Total return***             (2.63)% - 1.20%  (2.56)% - 0.51%      --% - 3.75%         1.74%-4.89%         3.60%-7.24%

                     T. Rowe Price Variable Annuity Account

4. Unit Values (continued)

      Subaccount                      2005             2004             2003                2002                2001
--------------------------------------------------------------------------------------------------------------------
Prime Reserve
Units                              925,869          763,942          884,919           1,320,569           1,573,584
Unit value                  $0.95 - $12.94   $0.96 - $12.66   $0.99 - $12.62      $1.03 - $12.60      $1.05 - $12.49
Net assets (000s)                  $11,993           $9,686          $11,172             $16,647             $19,418
Ratio of expenses
   to net assets*                     0.55%            0.55%            0.55%               0.55%               0.55%
Investment income ratio**             2.70%            0.88%            0.69%               1.44%               3.86%
Total return***             (1.04)% - 2.21%  (3.03)% - 0.32%  (3.88)% - 0.16%   (1.90)%  - 0. 88%     0.00%  -  3.48%

International Stock
Units                            1,470,520        1,401,123        1,381,822           1,488,611           1,592,602
Unit value                  $1.20 - $17.41   $1.08 - $15.08   $0.99 - $13.33      $0.79 - $10.27      $1.00 - $12.64
Net Assets (000s)                  $25,592          $21,140          $18,415             $15,283             $19,428
Ratio of expenses
   to net assets*                     0.55%            0.55%            0.55%               0.55%               0.55%
Investment income ratio**             1.61%            1.12%            1.18%               0.94%               1.89%
Total return***             11.11% - 15.45%   9.09% - 13.13%  25.32% - 29.80%  (21.00)% -(18.75)%  (24.81)% -(22.07)%

   * These ratios represent the annualized contract expenses of the Account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.

  ** These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.

 *** These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented.

****  The inception date of these subaccounts was February 1, 2001.

                                     PART C
                                OTHER INFORMATION

Item 24.      Financial Statements and Exhibits

         (a)      Financial Statements

                  The consolidated financial statements of Security Benefit Life Insurance Company and Subsidiaries at December 31, 2005 and 2004, and for each of the three years in the period ended December 31, 2005 are incorporated herein by reference to the financial statements filed with SBL Variable Annuity Account XIV's Post-Effective Amendment No. 9 under the Securities Act of 1933 and Amendment No. 19 under the Investment Company Act of 1940 to Registration Statement No. 333-52114 (filed April 28, 2006).

                  The financial statements for the T. Rowe Price Variable Annuity Account at December 31, 2005 and for each of the specified periods ended December 31, 2005, or for portions of such periods as disclosed in the financial statements, are included in Part B of this Registration Statement.

         (b)      Exhibits

                  (1) Certified Resolution of the Board of Directors of Security Benefit Life Insurance Company ("SBL") authorizing establishment of the Separate Account(a)

                  (2)      Not Applicable

                  (3)      Amended and Restated Distribution Agreement(g)

                  (4)      (a)  Individual DVA Contract (Form V6021  4-94)(g)
                           (b)  Individual IVA Contract (Form V6027  9-98)(g)
                           (c)  TSA Loan Endorsement (Form V6846  R1-97)(b)
                           (d)  SIMPLE IRA Endorsement (Form 4453C-5S  R9-03)(h)
                           (e)  IRA Endorsement (Form V6849A  R9-03)(h)
                           (f)  TSA Endorsement (Form V6101  9-05)(f)
                           (g)  Roth IRA Endorsement (Form V6851A  R9-03)(h)
                           (h)  457 Endorsement (Form V6054  1-98)(c)
                           (i)  403(a) Endorsement (Form V6057  10-98)(e)

                  (5)      (a)  DVA Application (Form V6844 R1-98)(g)
                           (b)  IVA Application (Form V7588 8-98)(g)

                  (6)      (a)  Composite of Articles of Incorporation of SBL(d)
                           (b)  Bylaws of SBL(f)

                  (7)      Not Applicable

                  (8)      (a)  Participation Agreement(g)
                           (b)  Amended and Restated Master Agreement(g)

                  (9)      Opinion of Counsel(g)

                 (10)      Consent of Independent Registered Public Accounting
                           Firm

                 (11)      Not Applicable

                 (12)      Not Applicable

                 (13)      Not Applicable

                 (14)      Not Applicable

(a) Incorporated herein by reference to the Exhibits filed with Registration Statement No. 33-83238 (filed February 18, 1999).

(b) Incorporated herein by reference to the Exhibits filed with Registration Statement No. 33-83238 (filed April 30, 1997).

(c) Incorporated herein by reference to the Exhibits filed with Registration Statement No. 33-83238 (filed April 30, 1998).

(d) Incorporated herein by reference to the Exhibits filed with Registration Statement No. 333-52114 (filed February 23, 2005).

(e) Incorporated herein by reference to the Exhibits filed with Registration Statement No. 2-89328 (filed April 29, 1999).

(f) Incorporated herein by reference to the Exhibits filed with Registration Statement No. 333-41180 (filed April 28, 2006).

(g) Incorporated herein by reference to the Exhibits filed with Registration Statement No. 33-83238 (filed April 12, 2001).

(h) Incorporated herein by reference to the Exhibits filed with Registration Statement No. 333-93947 (filed April 30, 2004).

Item 25.      Directors and Officers of the Depositor

              Name and Principal
              Business Address       Positions and Offices with Depositor
              ----------------       ------------------------------------
              Kris A. Robbins*       President, Chief Executive Officer and Director

              Kalman Bakk, Jr.*      Senior Vice President and Chief Marketing Officer

              Venette R. Davis*      Senior Vice President, People Development and Brand Identity

              J. Michael Keefer*     Senior Vice President, General Counsel, Secretary and Director

              David J. Keith*        Senior Vice President, IT and Customer Management

              Michael G. Odlum*      Senior Vice President and Chief Investment Officer

              Malcolm E. Robinson*   Senior Vice President, Assistant to the President and Chief
                                     Executive Officer and Director

              Thomas A. Swank*       Senior Vice President, Chief Financial Officer, Treasurer and
                                     Director

              Thomas R. Kaehr*       Vice President, Controller and Assistant Treasurer

              Amy J. Lee*            Vice President, Associate General Counsel and Assistant Secretary

              Carmen R. Hill*        Assistant Vice President and Chief Compliance Officer

              *Located at One Security Benefit Place, Topeka, Kansas 66636.

Item 26. Persons Controlled by or Under Common Control with the Depositor or Registrant

              The Depositor, Security Benefit Life Insurance Company ("SBL" or "the Company"), is controlled by Security Benefit Corporation through the ownership of all of SBL's issued and outstanding shares of common stock. Security Benefit Corporation is wholly-owned by Security Benefit Mutual Holding Company ("SBMHC"), which in turn is controlled by SBL policyholders. As of December 31, 2005 no one person holds more than approximately 0.0003% of the voting power of SBMHC. The Registrant is a segregated asset account of SBL.

              The following chart indicates the persons controlled by or under common control with T. Rowe Price Variable Annuity Account or SBL:

                                                                                                   Percent of
                                                                                               Voting Securities
                                                                      Jurisdiction of     Owned by SBMHC (directly or
                                     Name                               Incorporation             indirectly)
                                     ----                               -------------             -----------
            Security Benefit Mutual Holding Company (Holding               Kansas                      --
            Company)

            Security Benefit Corporation (Holding Company)                 Kansas                     100%

            Security Benefit Life Insurance Company                        Kansas                     100%
            (Stock Life Insurance Company)

            Security Management Company, LLC (Investment Adviser)          Kansas                     100%

            Security Distributors, Inc. (Broker/Dealer,                    Kansas                     100%
            Principal Underwriter of Mutual Funds)

            Security Benefit Academy, Inc. (Daycare Company)               Kansas                     100%

            Security Financial Resources, Inc.                             Kansas                     100%
            (Financial Services Company)

            Security Financial Resources Collective Investments,          Delaware                    100%
            LLC (Private Fund)

            se(2), inc. (Third Party Administrator)                        Kansas                     100%

            First Security Benefit Life Insurance                         New York                    100%
            and Annuity Company of New York
            (Stock Life Insurance Company)

            Brecek & Young Advisors, Inc.                                California                   100%

            Brecek & Young Financial Services Group of Montana,            Montana                    100%
            Inc.

            Brecek & Young Financial Services Group of Nevada, Inc.        Nevada                     100%

            Brecek & Young Financial Group Insurance Agency of              Texas                     100%
            Texas, Inc.

              SBL is also the depositor of the following separate accounts: SBL Variable Annuity Accounts I, III, IV, VIII, XI, XIV and XVII, Variflex Separate Account, SBL Variable Life Insurance Account Varilife, Security Varilife Separate Account and Parkstone Variable Annuity Separate Account.

              Through the above-referenced separate accounts, SBL might be deemed to control the open-end management investment companies listed below. As of December 31, 2005, the approximate percentage of ownership by the separate accounts for each company is as follows:

                        Security Income Opportunity Fund.............   59.89%
                        SBL Fund.....................................     100%
Item 27.      Number of Contract Owners

              As of February 1, 2006, there were 113 owners of the Qualified Contract and 3,645 owners of the Non-Qualified Contract.

Item 28.      Indemnification

              The bylaws of Security Benefit Life Insurance Company provide that the Company shall, to the extent authorized by the laws of the State of Kansas, indemnify officers and directors for certain liabilities threatened or incurred in connection with such person's capacity as director or officer.

              The Articles of Incorporation include the following provision:

                           (a) No director of the Corporation shall be liable to
                  the Corporation or its stockholders for monetary damages for breach of his or her fiduciary duty as a director, provided that nothing contained in this Article shall eliminate or limit the liability of a director (a) for any breach of the director's duty of loyalty to the Corporation or its stockholders, (b) for acts or omissions not in good faith or which involve intentional misconduct or a knowing violation of law, (c) under the provisions of K.S.A. 17-6424 and amendments thereto, or (d) for any transaction from which the director derived an improper personal benefit. If the General Corporation Code of the State of Kansas is amended after the filing of these Articles of Incorporation to authorize corporate action further eliminating or limiting the personal liability of directors, then the liability of a director of the Corporation shall be eliminated or limited to the fullest extent permitted by the General Corporation Code of the State of Kansas, as so amended.

                         (b) Any repeal or modification of the foregoing
                  paragraph by the stockholders of the Corporation shall not adversely affect any right or protection of a director of the Corporation existing at the time of such repeal or modification.

              Insofar as indemnification for a liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Depositor has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Depositor will, unless in the opinion of its counsel the matter has been settled by a controlling precedent, submit to a court of appropriate jurisdiction the question of whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29.      Principal Underwriters

              (a) The principal underwriter for the Registrant is T. Rowe Price
                  Investment Services, Inc. ("Investment Services"). Investment Services acts as the principal underwriter for the T. Rowe Price family of mutual funds, including the following investment companies: T. Rowe Price Balanced Fund, Inc., T. Rowe Price Blue Chip Growth Fund, Inc., T. Rowe Price California Tax-Free Income Trust, T. Rowe Price Capital Appreciation Fund, T. Rowe Price Capital Opportunity Fund, Inc., T. Rowe Price Corporate Income Fund, Inc., T. Rowe Price Developing Technologies Fund, Inc., T. Rowe Price Diversified Mid-Cap Growth Fund, Inc., T. Rowe Price Diversified Small-Cap Growth Fund, Inc., T. Rowe Price Dividend Growth Fund, Inc.,
                  T. Rowe Price Equity Income Fund, T. Rowe Price Equity Series, Inc., T. Rowe Price Financial Services Fund, Inc., T. Rowe Price Fixed Income Series, Inc., T. Rowe Price Global Technology Fund, Inc., T. Rowe Price GNMA Fund, T. Rowe Price Growth & Income Fund, Inc., T. Rowe Price Growth Stock Fund, Inc., T. Rowe Price Health Sciences Fund, Inc., T. Rowe Price High Yield Fund, Inc., T. Rowe Price Index Trust, Inc., T. Rowe Price Inflation Protected Bond Fund, Inc., T. Rowe Price Institutional Equity Funds, Inc., T. Rowe Price Institutional Income Funds, Inc., T. Rowe Price Institutional International Funds, Inc., T. Rowe Price International Funds, Inc., T. Rowe Price International Index Fund, Inc., T. Rowe Price International Series, Inc., T. Rowe Price Media & Telecommunications Fund, Inc., T. Rowe Price Mid-Cap Growth Fund, Inc., T. Rowe Price Mid-Cap Value Fund, Inc., T. Rowe Price New America Growth Fund, T. Rowe Price New Era Fund, Inc., T. Rowe Price New Horizons Fund, Inc., T. Rowe Price New Income Fund, Inc., T. Rowe Price Personal Strategy Funds, Inc., T. Rowe Price Prime Reserve Fund, Inc., T. Rowe Price Real Estate Fund, Inc., T. Rowe Price Reserve Investment Funds, Inc., T. Rowe Price Retirement Funds, Inc., T. Rowe Price Science & Technology Fund, Inc., T. Rowe Price Short-Term Bond Fund, Inc., T. Rowe Price Small-Cap Stock Fund, Inc., T. Rowe Price Small-Cap Value Fund, Inc., T. Rowe Price Spectrum Fund, Inc., T. Rowe Price State Tax-Free Income Trust, T. Rowe Price Summit Funds, Inc., T. Rowe Price Summit Municipal Funds, Inc., T. Rowe Price Tax-Efficient Funds, Inc., T. Rowe Price Tax-Exempt Money Fund, Inc., T. Rowe Price Tax-Free High Yield Fund, Inc., T. Rowe Price Tax-Free Income Fund,

                  Inc., T. Rowe Price Tax-Free Intermediate Bond Fund, Inc., T. Rowe Price Tax-Free Short-Intermediate Fund, Inc., T. Rowe Price U.S. Bond Index Fund, Inc., T. Rowe Price U.S. Treasury Funds, Inc., and T. Rowe Price Value Fund, Inc.

                  Investment Services is a wholly owned subsidiary of T. Rowe Price Associates, Inc., is registered as a broker-dealer under the Securities Exchange Act of 1934 and is a member of the National Association of Securities Dealers, Inc. Investment Services has been formed for the limited purpose of distributing the shares of the Price Funds and will not engage in the general securities business. Investment Services will not receive any commissions or other compensation for acting as principal underwriter.

              (b) The address of each of the directors and officers of
                  Investment Services listed below is 100 East Pratt Street, Baltimore, Maryland 21202.

                                                    POSITIONS AND OFFICES                  POSITIONS AND OFFICES
                    NAME                            WITH UNDERWRITER                       WITH REGISTRANT
                    ------------------------------------------------------------------------------------------------
                    James S. Riepe                  Chairman of the Board and Director     Chairman of the Board
                    ------------------------------------------------------------------------------------------------
                    Edward C. Bernard               President and Director                 None
                    ------------------------------------------------------------------------------------------------
                    Henry H. Hopkins                Vice President and Director            Vice President
                    ------------------------------------------------------------------------------------------------
                    Wayne D. O'Melia                Vice President and Director            None
                    ------------------------------------------------------------------------------------------------
                    Charles E. Vieth                Vice President and Director            None
                    ------------------------------------------------------------------------------------------------
                    Raymond Ahn                     Vice President                         None
                    ------------------------------------------------------------------------------------------------
                    Julia M. Andrews                Vice President                         None
                    ------------------------------------------------------------------------------------------------
                    Jerry Appelbaum                 Vice President                         None
                    ------------------------------------------------------------------------------------------------
                    Patricia M. Archer              Vice President                         None
                    ------------------------------------------------------------------------------------------------
                    Shane Baldino                   Vice President                         None
                    ------------------------------------------------------------------------------------------------
                    Stephen P. Ban                  Vice President                         None
                    ------------------------------------------------------------------------------------------------
                    Steven J. Banks                 Vice President                         None
                    ------------------------------------------------------------------------------------------------
                    John T. Bielski                 Vice President                         None
                    ------------------------------------------------------------------------------------------------
                    John H. Boyd                    Vice President                         None
                    ------------------------------------------------------------------------------------------------
                    Renee Q. Boyd                   Vice President                         None
                    ------------------------------------------------------------------------------------------------
                    Darrell N. Braman               Vice President                         None
                    ------------------------------------------------------------------------------------------------
                    Ronae M. Brock                  Vice President                         None
                    ------------------------------------------------------------------------------------------------
                    Martin P. Brown                 Vice President                         None
                    ------------------------------------------------------------------------------------------------
                    Sheila P. Callahan              Vice President                         None
                    ------------------------------------------------------------------------------------------------
                    Meredith C. Callanan            Vice President                         None
                    ------------------------------------------------------------------------------------------------
                    John H. Cammack                 Vice President                         None
                    ------------------------------------------------------------------------------------------------
                    David L. Camp                   Vice President                         None
                    ------------------------------------------------------------------------------------------------
                    Susan R. Camp                   Vice President                         None
                    ------------------------------------------------------------------------------------------------
                    Christine M. Carolan            Vice President                         None
                    ------------------------------------------------------------------------------------------------

                    ------------------------------------------------------------------------------------------------
                                                    POSITIONS AND OFFICES                  POSITIONS AND OFFICES
                    NAME                            WITH UNDERWRITER                       WITH REGISTRANT
                    ------------------------------------------------------------------------------------------------
                    Joseph A. Carrier               Vice President                         None
                    ------------------------------------------------------------------------------------------------
                    James C. Carville               Vice President                         None
                    ------------------------------------------------------------------------------------------------
                    Renee L. Chapman                Vice President                         None
                    ------------------------------------------------------------------------------------------------
                    Laura H. Chasney                Vice President                         None
                    ------------------------------------------------------------------------------------------------
                    Renee M. Christoff              Vice President                         None
                    ------------------------------------------------------------------------------------------------
                    Jerome A. Clark                 Vice President                         None
                    ------------------------------------------------------------------------------------------------
                    Todd M. Cleary                  Vice President                         None
                    ------------------------------------------------------------------------------------------------
                    Garry C. Cosnett                Vice President                         None
                    ------------------------------------------------------------------------------------------------
                    Linsley G. Craig                Vice President                         None
                    ------------------------------------------------------------------------------------------------
                    Joseph A. Crumbling             Vice President                         None
                    ------------------------------------------------------------------------------------------------
                    Timothy S. Dignan               Vice President and Treasurer           None
                    ------------------------------------------------------------------------------------------------
                    Christine S. Fahlund            Vice President                         None
                    ------------------------------------------------------------------------------------------------
                    Forrest R. Foss                 Vice President                         None
                    ------------------------------------------------------------------------------------------------
                    Bruce S. Fulton                 Vice President                         None
                    ------------------------------------------------------------------------------------------------
                    Thomas A. Gannon                Vice President                         None
                    ------------------------------------------------------------------------------------------------
                    John R. Gilner                  Vice President                         None
                    ------------------------------------------------------------------------------------------------
                    John Halaby                     Vice President                         None
                    ------------------------------------------------------------------------------------------------
                    Douglas E. Harrison             Vice President                         None
                    ------------------------------------------------------------------------------------------------
                    Joanne M. Healy                 Vice President                         None
                    ------------------------------------------------------------------------------------------------
                    Walter J. Helmlinger            Vice President                         None
                    ------------------------------------------------------------------------------------------------
                    Bruce R. Hoffmann               Vice President                         None
                    ------------------------------------------------------------------------------------------------
                    Carol Hofmeister                Vice President                         None
                    ------------------------------------------------------------------------------------------------
                    David A. Hueser                 Vice President                         None
                    ------------------------------------------------------------------------------------------------
                    Christopher J. Hufman           Vice President                         None
                    ------------------------------------------------------------------------------------------------
                    Christopher A. Jarmush          Vice President                         None
                    ------------------------------------------------------------------------------------------------
                    Thomas E. Kazmierczak, Jr.      Vice President                         None
                    ------------------------------------------------------------------------------------------------
                    Cindy G. Knowlton               Vice President                         None
                    ------------------------------------------------------------------------------------------------
                    Steven A. Larson                Vice President                         None
                    ------------------------------------------------------------------------------------------------
                    Cynthia W. LaRue                Vice President                         None
                    ------------------------------------------------------------------------------------------------
                    Gina M. Lea                     Vice President                         None
                    ------------------------------------------------------------------------------------------------
                    Gayle A. Lomax                  Vice President                         None
                    ------------------------------------------------------------------------------------------------
                    Sarah McCafferty                Vice President                         None
                    ------------------------------------------------------------------------------------------------
                    Daniel M. Middleton             Vice President                         None
                    ------------------------------------------------------------------------------------------------
                    Mark J. Mitchell                Vice President                         None
                    ------------------------------------------------------------------------------------------------
                    Thomas R. Morelli               Vice President                         None
                    ------------------------------------------------------------------------------------------------
                    Paul Musante                    Vice President                         None
                    ------------------------------------------------------------------------------------------------

                    ------------------------------------------------------------------------------------------------
                                                    POSITIONS AND OFFICES                  POSITIONS AND OFFICES
                    NAME                            WITH UNDERWRITER                       WITH REGISTRANT
                    ------------------------------------------------------------------------------------------------
                    Steven E. Norwitz               Vice President                         None
                    ------------------------------------------------------------------------------------------------
                    Edmund M. Notzon III            Vice President                         None
                    ------------------------------------------------------------------------------------------------
                    Barbara A. O'Connor             Vice President                         None
                    ------------------------------------------------------------------------------------------------
                    David Oestreicher               Vice President                         None
                    ------------------------------------------------------------------------------------------------
                    Kristine A. Paden               Vice President                         None
                    ------------------------------------------------------------------------------------------------
                    Kathleen G. Polk                Vice President                         None
                    ------------------------------------------------------------------------------------------------
                    Seamus A. Ray                   Vice President                         None
                    ------------------------------------------------------------------------------------------------
                    Suzanne J. Ricklin              Vice President                         None
                    ------------------------------------------------------------------------------------------------
                    George D. Riedel                Vice President                         None
                    ------------------------------------------------------------------------------------------------
                    John R. Rockwell                Vice President                         None
                    ------------------------------------------------------------------------------------------------
                    Christopher J. Rohan            Vice President                         None
                    ------------------------------------------------------------------------------------------------
                    Kenneth J. Rutherford           Vice President                         None
                    ------------------------------------------------------------------------------------------------
                    Alexander Savich                Vice President                         None
                    ------------------------------------------------------------------------------------------------
                    Ann R. Schultz                  Vice President                         None
                    ------------------------------------------------------------------------------------------------
                    Kristin E. Seeberger            Vice President                         None
                    ------------------------------------------------------------------------------------------------
                    John W. Seufert                 Vice President                         None
                    ------------------------------------------------------------------------------------------------
                    Scott L. Sherman                Vice President                         None
                    ------------------------------------------------------------------------------------------------
                    Donna B. Singer                 Vice President                         None
                    ------------------------------------------------------------------------------------------------
                    Jonathan L. Stricker            Vice President                         None
                    ------------------------------------------------------------------------------------------------
                    Scott Such                      Vice President                         None
                    ------------------------------------------------------------------------------------------------
                    Jerome Tuccille                 Vice President                         None
                    ------------------------------------------------------------------------------------------------
                    Judith B. Ward                  Vice President                         None
                    ------------------------------------------------------------------------------------------------
                    Regina M. Watson                Vice President                         None
                    ------------------------------------------------------------------------------------------------
                    Lois A. Welsh                   Vice President                         None
                    ------------------------------------------------------------------------------------------------
                    Natalie C. Widdowson            Vice President                         None
                    ------------------------------------------------------------------------------------------------
                    James Zurad                     Vice President                         None
                    ------------------------------------------------------------------------------------------------
                    Barbara A. Van Horn             Secretary                              None
                    ------------------------------------------------------------------------------------------------
                    Megan L. Anderson               Assistant Vice President               None
                    ------------------------------------------------------------------------------------------------
                    Kerrie L. Bailey                Assistant Vice President               None
                    ------------------------------------------------------------------------------------------------
                    S. Olivia Barbee                Assistant Vice President               None
                    ------------------------------------------------------------------------------------------------
                    Richard J. Barna                Assistant Vice President               None
                    ------------------------------------------------------------------------------------------------
                    Carl P. Beernink                Assistant Vice President               None
                    ------------------------------------------------------------------------------------------------
                    Margo A. Bennett                Assistant Vice President               None
                    ------------------------------------------------------------------------------------------------
                    Catherine L. Berkenkemper       Assistant Vice President               None
                    ------------------------------------------------------------------------------------------------
                    Timothy P. Boia                 Assistant Vice President               None
                    ------------------------------------------------------------------------------------------------
                    Jonathan C. Boldebuck           Assistant Vice President               None
                    ------------------------------------------------------------------------------------------------

                    ------------------------------------------------------------------------------------------------
                                                    POSITIONS AND OFFICES                  POSITIONS AND OFFICES
                    NAME                            WITH UNDERWRITER                       WITH REGISTRANT
                    ------------------------------------------------------------------------------------------------
                    Patricia M. Cannon              Assistant Vice President               None
                    ------------------------------------------------------------------------------------------------
                    Michele L. Cassell              Assistant Vice President               None
                    ------------------------------------------------------------------------------------------------
                    Jodi A. Casson                  Assistant Vice President               None
                    ------------------------------------------------------------------------------------------------
                    Cynthia M. Ciangio              Assistant Vice President               None
                    ------------------------------------------------------------------------------------------------
                    Susan M. D'Angelo               Assistant Vice President               None
                    ------------------------------------------------------------------------------------------------
                    Kimberly E. DeDominicis         Assistant Vice President               None
                    ------------------------------------------------------------------------------------------------
                    Peter A. DeLibro                Assistant Vice President               None
                    ------------------------------------------------------------------------------------------------
                    Jon D. Dry                      Assistant Vice President               None
                    ------------------------------------------------------------------------------------------------
                    LeSales S. Dunworth             Assistant Vice President               None
                    ------------------------------------------------------------------------------------------------
                    Cheryl L. Emory                 Assistant Vice President               None
                    ------------------------------------------------------------------------------------------------
                    James G. Everlof                Assistant Vice President               None
                    ------------------------------------------------------------------------------------------------
                    Dixie M. Frank                  Assistant Vice President               None
                    ------------------------------------------------------------------------------------------------
                    John A. Galateria               Assistant Vice President               None
                    ------------------------------------------------------------------------------------------------
                    Jason L. Gounaris               Assistant Vice President               None
                    ------------------------------------------------------------------------------------------------
                    Alan P. Graff                   Assistant Vice President               None
                    ------------------------------------------------------------------------------------------------
                    Leah B. Greenstein              Assistant Vice President               None
                    ------------------------------------------------------------------------------------------------
                    Brian L. Habas                  Assistant Vice President               None
                    ------------------------------------------------------------------------------------------------
                    Kristen L. Heerema              Assistant Vice President               None
                    ------------------------------------------------------------------------------------------------
                    Keller L. Hoak                  Assistant Vice President               None
                    ------------------------------------------------------------------------------------------------
                    Bernadette A. Hughes            Assistant Vice President               None
                    ------------------------------------------------------------------------------------------------
                    Shawn M. Isaacson               Assistant Vice President               None
                    ------------------------------------------------------------------------------------------------
                    Daniel J. Jackson               Assistant Vice President               None
                    ------------------------------------------------------------------------------------------------
                    Maureen Kehoe                   Assistant Vice President               None
                    ------------------------------------------------------------------------------------------------
                    Anne Kim                        Assistant Vice President               None
                    ------------------------------------------------------------------------------------------------
                    Suzanne M. Knoll                Assistant Vice President               None
                    ------------------------------------------------------------------------------------------------
                    Kathleen A. Kotik               Assistant Vice President               None
                    ------------------------------------------------------------------------------------------------
                    Jennifer A. LaPorte             Assistant Vice President               None
                    ------------------------------------------------------------------------------------------------
                    Kimberley B. Lechner            Assistant Vice President               None
                    ------------------------------------------------------------------------------------------------
                    Brian J. Lewbart                Assistant Vice President               None
                    ------------------------------------------------------------------------------------------------
                    Patricia B. Lippert             Assistant Vice President               Secretary
                    ------------------------------------------------------------------------------------------------
                    James R. Longenecker            Assistant Vice President               None
                    ------------------------------------------------------------------------------------------------
                    Kimberly W. Madore              Assistant Vice President               None
                    ------------------------------------------------------------------------------------------------
                    Karen M. Magness                Assistant Vice President               None
                    ------------------------------------------------------------------------------------------------
                    Amy L. Marker                   Assistant Vice President               None
                    ------------------------------------------------------------------------------------------------
                    Robert E. Matricardi, Jr.       Assistant Vice President               None
                    ------------------------------------------------------------------------------------------------
                    Charlotte L. Matthews           Assistant Vice President               None
                    ------------------------------------------------------------------------------------------------

                    ------------------------------------------------------------------------------------------------
                                                    POSITIONS AND OFFICES                  POSITIONS AND OFFICES
                    NAME                            WITH UNDERWRITER                       WITH REGISTRANT
                    ------------------------------------------------------------------------------------------------
                    John T. McGuigan                Assistant Vice President               None
                    ------------------------------------------------------------------------------------------------
                    Dana P. Morgan                  Assistant Vice President               None
                    ------------------------------------------------------------------------------------------------
                    Clark P. Neel                   Assistant Vice President               None
                    ------------------------------------------------------------------------------------------------
                    Richard J. Osikowicz            Assistant Vice President               None
                    ------------------------------------------------------------------------------------------------
                    Joseph F. Parlapiano            Assistant Vice President               None
                    ------------------------------------------------------------------------------------------------
                    JeanneMarie B. Patella          Assistant Vice President               None
                    ------------------------------------------------------------------------------------------------
                    Yani A. Peyton                  Assistant Vice President               None
                    ------------------------------------------------------------------------------------------------
                    Naomi S. Proshan                Assistant Vice President               None
                    ------------------------------------------------------------------------------------------------
                    Shawn D. Reagan                 Assistant Vice President               None
                    ------------------------------------------------------------------------------------------------
                    Gregory P. Rego                 Assistant Vice President               None
                    ------------------------------------------------------------------------------------------------
                    Jennifer L. Richardson          Assistant Vice President               None
                    ------------------------------------------------------------------------------------------------
                    John D. Richter                 Assistant Vice President               None
                    ------------------------------------------------------------------------------------------------
                    Cheri M. Ritchie                Assistant Vice President               None
                    ------------------------------------------------------------------------------------------------
                    Stuart L. Ritter                Assistant Vice President               None
                    ------------------------------------------------------------------------------------------------
                    Ramon D. Rodriguez              Assistant Vice President               None
                    ------------------------------------------------------------------------------------------------
                    Val E. Seaberg                  Assistant Vice President               None
                    ------------------------------------------------------------------------------------------------
                    Deborah D. Seidel               Assistant Vice President               None
                    ------------------------------------------------------------------------------------------------
                    Kevin C. Shea                   Assistant Vice President               None
                    ------------------------------------------------------------------------------------------------
                    George S. Shirk III             Assistant Vice President               None
                    ------------------------------------------------------------------------------------------------
                    Thomas L. Siedell               Assistant Vice President               None
                    ------------------------------------------------------------------------------------------------
                    Mark F. Skirbe                  Assistant Vice President               None
                    ------------------------------------------------------------------------------------------------
                    Danielle Nicholson Smith        Assistant Vice President               None
                    ------------------------------------------------------------------------------------------------
                    Sandra L. Stinson               Assistant Vice President               None
                    ------------------------------------------------------------------------------------------------
                    John A. Stranovsky              Assistant Vice President               None
                    ------------------------------------------------------------------------------------------------
                    Brian Sullam                    Assistant Vice President               None
                    ------------------------------------------------------------------------------------------------
                    Ralph E. Vanlow                 Assistant Vice President               None
                    ------------------------------------------------------------------------------------------------
                    William R. Weker, Jr.           Assistant Vice President               None
                    ------------------------------------------------------------------------------------------------
                    James J. Whitaker               Assistant Vice President               None
                    ------------------------------------------------------------------------------------------------
                    Teresa F. Whitaker              Assistant Vice President               None
                    ------------------------------------------------------------------------------------------------
                    Mary G. Williams                Assistant Vice President               None
                    ------------------------------------------------------------------------------------------------
                    Beverly Wisbar                  Assistant Vice President               None
                    ------------------------------------------------------------------------------------------------

              (c)   Not applicable

Item 30.      Location of Accounts and Records

              All accounts and records required to be maintained by Section 31(a) of the 1940 Act and the rules under it are maintained by SBL at its administrative offices--One Security Benefit Place, Topeka, Kansas 66636-0001.

Item 31.      Management Services

              All management contracts are discussed in Part A or Part B.

Item 32.      Undertakings

              (a) Registrant undertakes that it will file a post-effective amendment to this Registration Statement as frequently as necessary to ensure that the audited financial statements in the Registration Statement are never more than sixteen (16) months old for so long as payments under the Contract may be accepted.

              (b) Registrant undertakes that it will provide, as a part of the Application Kit, a box for the applicant to check if he or she wishes to receive a copy of the Statement of Additional Information.

              (c) Registrant undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request to SBL at the address or phone number listed in the prospectus.

              (d) Subject to the terms and conditions of Section 15(d) of the Securities Exchange Act of 1934, the Registrant hereby undertakes to file with the Securities and Exchange Commission such supplementary and periodic information, documents, and reports as may be prescribed by any rule or regulation of the Commission heretofore or hereafter duly adopted pursuant to authority conferred in that Section.

              (e) Depositor represents that the fees and charges deducted under the Contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the Depositor.

                                   SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Registration Statement and has caused this Post-Effective Amendment to the Registration Statement to be signed on its behalf, in the City of Topeka, and State of Kansas on this 28th day of April, 2006.

SIGNATURES AND TITLES
      Security Benefit Life Insurance Company -
      T. Rowe Price Variable Annuity Account
      (The Registrant)


By:   KRIS A. ROBBINS
      ---------------------------------------------------------------
      Kris A. Robbins, President, Chief Executive Officer and
      Director


By:   THOMAS A. SWANK
      ---------------------------------------------------------------
      Thomas A. Swank, Senior Vice President, Chief Financial
      Officer, Treasurer and Director
      Security Benefit Life Insurance Company
      (The Depositor)


By:   KRIS A. ROBBINS
      ---------------------------------------------------------------
      Kris A. Robbins, President, Chief
      Executive Officer and Director


By:   THOMAS A. SWANK
      ---------------------------------------------------------------
      Thomas A. Swank, Senior Vice President, Chief Financial
      Officer, Treasurer and Director


As required by the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement has been signed by the following persons in the capacities indicated on April 28th, 2006.

                              SIGNATURES AND TITLES


By:   J. MICHAEL KEEFER
      ---------------------------------------------------------------
      J. Michael Keefer,
      Senior Vice President, General Counsel, Secretary and Director


By:   MALCOLM E. ROBINSON
      ---------------------------------------------------------------
      Malcolm E. Robinson,
      Senior Vice President and Director

                                  EXHIBIT INDEX


  (1)   None

  (2)   None

  (3)   None

  (4)   (a)  None
        (b)  None
        (c)  None
        (d)  None
        (e)  None
        (f)  None
        (g)  None
        (h)  None
        (i)  None

  (5)   (a)  None
        (b)  None

  (6)   (a)  None
        (b)  None

  (7)   None

  (8)   (a)  None
        (b)  None

  (9)   None

 (10)   Consent of Independent Registered Public Accounting Firm

 (11)   None

 (12)   None

 (13)   None

 (14)   None